================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Post-Effective Amendment No. 27 [X]
                               (File No. 33-62457)

                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 82 [X]
                              (File No. 811-04298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                   RiverSource Variable Life Separate Account

                               Name of Depositor:
                       RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:
                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:
                               Dixie Carroll, Esq.
                        5229 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

      [ ]   immediately upon filing pursuant to paragraph (b)

      [X]   on April 30, 2010 pursuant to paragraph (b)

      [ ]   60 days after filing pursuant to paragraph (a)(1)

      [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

PART A:  PROSPECTUS

PROSPECTUS

APRIL 30, 2010


RIVERSOURCE


SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE


AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474

            Telephone: (800) 862-7919

            Website address: riversource.com/lifeinsurance
            RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable Life Insurance (Succession Select).

The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  1

TABLE OF CONTENTS


FEE TABLES..................................    3
   Transaction Fees.........................    3
   Charges Other than Fund Operating
     Expenses...............................    4
   Annual Operating Expenses of the Funds...    6
POLICY BENEFITS AND RISKS...................   10
   Policy Benefits..........................   10
   Policy Risks.............................   13
   Fund Risks...............................   15
LOADS, FEES AND CHARGES.....................   16
   Premium Expense Charge...................   16
   Monthly Deduction........................   16
   Surrender Charge.........................   17
   Partial Surrender Charge.................   18
   Mortality and Expense Risk Charge........   18
   Transfer Charge..........................   18
   Annual Operating Expenses of the Funds...   18
   Effect of Loads, Fees and Charges........   19
   Other Information on Charges.............   19
RIVERSOURCE LIFE............................   19
THE VARIABLE ACCOUNT AND THE FUNDS..........   20
   Relationship Between Funds and
     Subaccounts............................   30
   Substitution of Investments..............   30
   Voting Rights............................   30
THE FIXED ACCOUNT...........................   31
PURCHASING YOUR POLICY......................   31
   Application..............................   31
   Premiums.................................   32
   Limitations on the Use of the Policy.....   32
POLICY VALUE................................   33
   Fixed Account............................   33
   Subaccounts..............................   33
POLICY VALUE CREDITS........................   34
KEEPING THE POLICY IN FORCE.................   34
   Minimum Initial Premium Period...........   34
   Death Benefit Guarantees.................   34
   Grace Period.............................   35
   Reinstatement............................   35
   Exchange Right...........................   36
PROCEEDS PAYABLE UPON DEATH.................   36
   Change in Death Benefit Option...........   36
   Changes in Specified Amount..............   37
   Misstatement of Age or Sex...............   37
   Suicide..................................   37
   Beneficiary..............................   37
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS...............................   38
   Restrictions on Transfers................   38
   Fixed Account Transfer Policies..........   39
   Minimum Transfer Amounts.................   40
   Maximum Transfer Amounts.................   40
   Maximum Number of Transfers Per Year.....   40
   Automated Transfers......................   40
   Automated Dollar-Cost Averaging..........   40
   Asset Rebalancing........................   41
   Portfolio Navigator Program..............   41
POLICY LOANS................................   45
   Minimum Loan Amounts.....................   45
   Maximum Loan Amounts.....................   45
   Allocation of Loans to Accounts..........   45
   Repayments...............................   46
   Overdue Interest.........................   46
   Effect of Policy Loans...................   46
POLICY SURRENDERS...........................   46
   Total Surrenders.........................   46
   Partial Surrenders.......................   46
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER.................................   47
PAYMENT OF POLICY PROCEEDS..................   47
   Payment Options..........................   47
   Deferral of Payments.....................   48
FEDERAL TAXES...............................   48
   RiverSource Life's Tax Status............   48
   Taxation of Policy Proceeds..............   49
   Modified Endowment Contracts.............   50
   Other Tax Considerations.................   51
   Split Dollar Arrangements................   52
DISTRIBUTION OF THE POLICY..................   54
LEGAL PROCEEDINGS...........................   55
POLICY ILLUSTRATIONS........................   55
KEY TERMS...................................   61
FINANCIAL STATEMENTS........................   62





2  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.

TRANSACTION FEES




          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE     When you pay premium.      5% of each premium payment.
--------------------------------------------------------------------------------------------------------

SURRENDER CHARGE(A)        When you surrender your    Rate per $1,000 of the initial specified amount:
                           policy for its full cash
                           surrender value, or the    MINIMUM: $2.35 -- Female, Standard, Age 15; Male,
                           policy lapses, during the  Standard Nonsmoker, Age 90.
                           first 15 policy years.
                                                      MAXIMUM: $35.77 -- Female, Standard Nonsmoker, Age
                                                      70; Male, Standard Nonsmoker, Age 70.

                                                      REPRESENTATIVE INSURED: $18.6949 -- Female,
                                                      Preferred Nonsmoker, Age 55; Male, Standard
                                                      Nonsmoker, Age 55.

                                                      For 2001 CSO policies:

                                                      Rate per $1,000 of the initial specified amount:

                                                      MINIMUM: $2.35 -- Female, Standard, Age 15;
                                                      Male, Tobacco, Age 90.

                                                      MAXIMUM: $35.63 -- Female, Tobacco, Age 70;
                                                      Male, Tobacco, Age 70.

                                                      REPRESENTATIVE INSUREDS: $18.70 -- Female,
                                                      Preferred
                                                      Nontobacco, Age 55; Male, Standard Nontobacco, Age
                                                      55.

--------------------------------------------------------------------------------------------------------

PARTIAL SURRENDER CHARGE   When you surrender part    The lesser of:
                           of the value of your       - $25; or
                           policy.                    - 2% of the amount surrendered.

--------------------------------------------------------------------------------------------------------

TRANSFER CHARGE            We reserve the right to    MAXIMUM: Up to $25 per transfer in excess of 12.
                           charge a fee for more      CURRENT: No charge.
                           than 12 transfers by mail
                           or telephone per policy
                           year.

--------------------------------------------------------------------------------------------------------

FEES FOR EXPRESS MAIL AND  When you take a loan or    - $15 -- United States.
ELECTRONIC FUND TRANSFERS  surrender and proceeds     - $30 -- International.
OF LOAN OR SURRENDER       are sent by express mail
PROCEEDS                   or electronic fund
                           transfer.

--------------------------------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.


       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  3

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES



          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
COST OF INSURANCE          Monthly.                   Monthly rate per $1,000 of net amount at risk:
CHARGE(A)
                                                      MINIMUM: $.00006 -- Female, Standard, Age 15;
                                                      Female, Standard, Age 15: Duration 1.

                                                      MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male,
                                                      Smoker, Age 90: Duration 15.

                                                      REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard
                                                      Nonsmoker, Age 55; Female, Preferred Nonsmoker,
                                                      Age 55: Duration 1.

                                                      For 2001 CSO policies:

                                                      Monthly rate per $1,000 of net amount at risk:

                                                      MINIMUM: $0.00001 -- Female, Standard, Age 15;
                                                      Female, Standard, Age 15: Duration 1.

                                                      MAXIMUM: $31.51 -- Male, Tobacco, Age 85;
                                                      Male, Tobacco, Age 90: Duration 15.

                                                      REPRESENTATIVE INSUREDS: $0.01 -- Male, Standard
                                                      Nontobacco, Age 55, Female, Preferred Nontobacco,
                                                      Age 55: Duration 1.

--------------------------------------------------------------------------------------------------------
POLICY FEE                 Monthly.                   MAXIMUM: $20 per month for first 10 policy years;
                                                      and $7.50 per month for policy years 11+.

                                                      CURRENT: $20 per month for the first 10 policy
                                                      years.

--------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(A)   Monthly.                   Monthly rate per $1,000 of initial specified
                                                      amount:

                                                      GUARANTEED:
                                                      Years 1-10 $.07.
                                                      Years 11+ $.02.




                                                              YOUNGEST INSURED'S AGE
                                                               Per $1,000 of initial
                                            CURRENT:           specified amount per
                                                                       month
                                                             15-39     40-59      60+
                                                             -----     -----     ----
                                            Years 1-10        $.04      $.05     $.06
                                            Years 11+         $.00      $.00     $.00





                                              REPRESENTATIVE INSUREDS: Male,
                                              Standard Nonsmoker, Age 55; Female,
                                              Preferred, Nonsmoker, Age 55.
                                              Years 1-10 $.07.
                                              Years 11+ $.02.
-----------------------------------------------------------------------------------
MORTALITY AND          Daily.                 GUARANTEED:
EXPENSE RISK CHARGE                           - .90% of the average daily net asset
                                                value of the subaccounts for all
                                                policy years.

                                              CURRENT:
                                              - .90% of the average daily net asset
                                                value of the subaccounts for policy
                                                years 1-10; and
                                              - .45% of the average daily net asset
                                                value of the subaccounts for policy
                                                years 11+.

-----------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.


4  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

                          WHEN CHARGE IS
       CHARGE                DEDUCTED                    AMOUNT DEDUCTED
INTEREST RATE ON       Charged daily and      GUARANTEED: 6% per year.
LOANS                  due at the end of
                       the policy year.       CURRENT:
                                              - 6% for policy years 1-10;
                                              - 4% for policy years 11+.

-----------------------------------------------------------------------------------

FOUR-YEAR TERM         Monthly.               Monthly rate per $1,000 of the cost
INSURANCE RIDER                               of insurance amount:
(FYT)(A),(B)
                                              MINIMUM: $.00006 -- Female, Standard,
                                              Age 15; Female, Standard, Age 15:
                                              Duration 1.

                                              GUARANTEED: $18.51 -- Male, Smoker,
                                              Age 90; Male, Smoker, Age 85:
                                              Duration 4.

                                              REPRESENTATIVE INSUREDS:
                                              $.0044 -- Male, Standard Nonsmoker,
                                              Age 55; Female, Preferred Nonsmoker,
                                              Age 55: Duration 1.

                                              For 2001 CSO policies:

                                              Monthly rate per $1,000 of the cost
                                              of insurance amount:

                                              MINIMUM: $0.00001 -- Female,
                                              Standard, Age 15;
                                              Female, Standard, Age 15: Duration 1.

                                              MAXIMUM: $13.31 -- Male, Tobacco, Age
                                              90;
                                              Male, Tobacco, Age 95: Duration 4.

                                              REPRESENTATIVE INSUREDS:
                                              $0.01 -- Male, Standard
                                              Nontobacco, Age 55; Female, Preferred
                                              Nontobacco, Age 55: Duration 1.

-----------------------------------------------------------------------------------

POLICY SPLIT OPTION    Monthly.               Monthly rate is $.06 per $1,000 of
RIDER (PSO)                                   the current base policy specified
                                              amount plus the STR specified amount.

-----------------------------------------------------------------------------------

SURVIVOR TERM RIDER    Monthly.               Monthly rate per $1,000 of the cost
(STR)(A),(C)                                  of insurance amount:

                                              MINIMUM: $.00006 -- Female, Standard
                                              Nonsmoker, Age 15; Female, Standard
                                              Nonsmoker, Age 15: Duration 1.

                                              MAXIMUM: $83.33 -- Male, Smoker, Age
                                              75; Male, Smoker, Age 75: Duration
                                              25.

                                              REPRESENTATIVE INSUREDS:
                                              $.0044 -- Male, Standard Nonsmoker,
                                              Age 55; Female, Preferred Nonsmoker,
                                              Age 55: Duration 1.

-----------------------------------------------------------------------------------




(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.
(b) This rider will terminate if one of the following circumstances occurs: (1) four-year policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.

(c) The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies. The STR is no longer available for purchase.



       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  5

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2009, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                1.81%




(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and Statement of Additional Information
    (SAI).


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES
AllianceBernstein VPS Growth and Income               0.55%      0.25%    0.08%           --%          0.88%
Portfolio (Class B)

AllianceBernstein VPS International Value             0.75       0.25     0.08            --           1.08
Portfolio (Class B)


AllianceBernstein VPS Large Cap Growth Portfolio      0.75       0.25     0.13            --           1.13
(Class B)


American Century VP International, Class I            1.36         --     0.01          0.01           1.38


American Century VP Value, Class I                    0.97         --       --            --           0.97


Calvert Variable Series, Inc. VP SRI Social           0.70         --     0.21            --           0.91
Balanced Portfolio


Columbia High Yield Fund, Variable Series, Class      0.78       0.25     0.14            --           1.17(1)
B


Credit Suisse Trust - Commodity Return Strategy       0.50       0.25     0.45            --           1.20(2)
Portfolio


Credit Suisse Trust - U.S. Equity Flex I              0.70         --     1.11            --           1.81
Portfolio


Eaton Vance VT Floating-Rate Income Fund              0.57       0.25     0.33            --           1.15


Evergreen VA Fundamental Large Cap Fund - Class       0.63       0.25     0.22            --           1.10
2


Evergreen VA International Equity Fund - Class 2      0.43       0.25     0.22            --           0.90


Fidelity(R) VIP Contrafund(R) Portfolio Service       0.56       0.25     0.11            --           0.92
Class 2


Fidelity(R) VIP Growth & Income Portfolio             0.46       0.10     0.14            --           0.70
Service Class


Fidelity(R) VIP Mid Cap Portfolio Service Class       0.56       0.10     0.12            --           0.78


Fidelity(R) VIP Overseas Portfolio Service Class      0.71       0.10     0.17            --           0.98


FTVIPT Franklin Global Real Estate Securities         0.80       0.25     0.31            --           1.36(3)
Fund - Class 2


FTVIPT Franklin Small Cap Value Securities            0.52       0.25     0.18          0.03           0.98(4)
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2        0.60       0.25     0.18            --           1.03


Goldman Sachs VIT Mid Cap Value                       0.80         --     0.06            --           0.86
Fund - Institutional Shares


Goldman Sachs VIT Structured Small Cap Equity         0.75         --     0.27            --           1.02(5)
Fund - Institutional Shares


Goldman Sachs VIT Structured U.S. Equity              0.64         --     0.08            --           0.72(6)
Fund - Institutional Shares


Invesco V.I. Capital Appreciation Fund, Series I      0.62         --     0.29          0.01           0.92
Shares
(previously AIM V.I. Capital Appreciation Fund,
Series I Shares)


Invesco V.I. Capital Development Fund, Series I       0.75         --     0.36          0.01           1.12(7)
Shares
(previously AIM V.I. Capital Development Fund,
Series I Shares)


Invesco V.I. Core Equity Fund, Series I Shares        0.61         --     0.29          0.02           0.92
(previously AIM V.I. Core Equity Fund, Series I
Shares)


Invesco V.I. Financial Services Fund, Series I        0.75         --     0.53          0.01           1.29
Shares
(previously AIM V.I. Financial Services Fund,
Series I Shares)




6  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Invesco V.I. International Growth Fund, Series        0.71%      0.25%    0.33%         0.02%          1.31%
II Shares
(previously AIM V.I. International Growth Fund,
Series II Shares)


Invesco V.I. Technology Fund, Series I Shares         0.75         --     0.44          0.01           1.20
(previously AIM V.I. Technology Fund, Series I
Shares)


Janus Aspen Series Enterprise Portfolio: Service      0.64       0.25     0.06            --           0.95
Shares


Janus Aspen Series Global Technology Portfolio:       0.64       0.25     0.33            --           1.22
Service Shares


Janus Aspen Series Janus Portfolio: Service           0.64       0.25     0.03            --           0.92
Shares


Janus Aspen Series Overseas Portfolio: Service        0.64       0.25     0.06            --           0.95
Shares


MFS(R) Investors Growth Stock Series - Service        0.75       0.25     0.11            --           1.11
Class


MFS(R) New Discovery Series - Service Class           0.90       0.25     0.13            --           1.28


MFS(R) Utilities Series - Service Class               0.73       0.25     0.09            --           1.07


Oppenheimer Global Securities Fund/VA, Service        0.64       0.25     0.11            --           1.00
Shares


Oppenheimer Global Strategic Income Fund/VA,          0.55       0.25     0.10          0.03           0.93(8)
Service Shares
(previously Oppenheimer Strategic Bond Fund/VA,
Service Shares)


Oppenheimer Main Street Small Cap Fund/VA,            0.71       0.25     0.19            --           1.15(9)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share          0.43       0.25       --          0.69           1.37
Class


Putnam VT Global Health Care Fund - Class IB          0.63       0.25     0.19          0.01           1.08(10)
Shares


Putnam VT High Yield Fund - Class IB Shares           0.57       0.25     0.17            --           0.99(10)


Putnam VT International Equity Fund - Class IB        0.70       0.25     0.20            --           1.15(11)
Shares


Putnam VT New Opportunities Fund - Class IA           0.56         --     0.17            --           0.73(11)
Shares


Putnam VT Vista Fund - Class IB Shares                0.59       0.25     0.20          0.01           1.05(10)


Royce Capital Fund - Micro-Cap Portfolio,             1.25         --     0.10          0.14           1.49
Investment Class


RVST Disciplined Asset Allocation                       --       0.25     0.32          0.69           1.26(12)
Portfolios - Aggressive


RVST Disciplined Asset Allocation                       --       0.25     0.21          0.63           1.09(12)
Portfolios - Conservative


RVST Disciplined Asset Allocation                       --       0.25     0.14          0.66           1.05(12)
Portfolios - Moderate


RVST Disciplined Asset Allocation                       --       0.25     0.17          0.67           1.09(12)
Portfolios - Moderately Aggressive


RVST Disciplined Asset Allocation                       --       0.25     0.19          0.64           1.08(12)
Portfolios - Moderately Conservative


RVST RiverSource Variable Portfolio - Balanced        0.46       0.13     0.14            --           0.73
Fund (Class 3)


RVST RiverSource Variable Portfolio - Cash            0.33       0.13     0.18            --           0.64
Management Fund (Class 3)


RVST RiverSource Variable                             0.44       0.13     0.14            --           0.71
Portfolio - Diversified Bond Fund (Class 3)


RVST RiverSource Variable                             0.50       0.13     0.13            --           0.76
Portfolio - Diversified Equity Income Fund
(Class 3)


RVST RiverSource Variable Portfolio - Dynamic         0.44       0.13     0.14          0.01           0.72
Equity Fund (Class 3)


RVST RiverSource Variable Portfolio - Global          0.66       0.13     0.18            --           0.97(13)
Bond Fund (Class 3)


RVST RiverSource Variable Portfolio - Global          0.43       0.13     0.15            --           0.71(13)
Inflation Protected Securities Fund (Class 3)


RVST RiverSource Variable Portfolio - High Yield      0.59       0.13     0.14            --           0.86
Bond Fund (Class 3)


RVST RiverSource Variable Portfolio - Income          0.60       0.13     0.15            --           0.88
Opportunities Fund (Class 3)


RVST RiverSource Variable Portfolio - Mid Cap         0.80       0.13     0.14            --           1.07(13)
Growth Fund (Class 3)


RVST RiverSource Variable Portfolio - Mid Cap         0.58       0.13     0.14            --           0.85
Value Fund (Class 3)


RVST RiverSource Variable Portfolio - S&P 500         0.22       0.13     0.15            --           0.50(13)
Index Fund (Class 3)


RVST RiverSource Variable Portfolio - Short           0.48       0.13     0.15            --           0.76
Duration U.S. Government Fund (Class 3)


RVST Seligman Variable Portfolio - Growth Fund        0.52       0.13     0.15            --           0.80
(Class 3)


RVST Seligman Variable Portfolio - Larger-Cap         0.61       0.13     0.50            --           1.24(13)
Value Fund (Class 3)


RVST Seligman Variable Portfolio - Smaller-Cap        0.80       0.13     0.16            --           1.09(13)
Value Fund (Class 3)


RVST Threadneedle Variable Portfolio - Emerging       1.08       0.13     0.21            --           1.42(13)
Markets Fund (Class 3)


RVST Threadneedle Variable                            0.85       0.13     0.18            --           1.16
Portfolio - International Opportunity Fund
(Class 3)




       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST Variable Portfolio - Davis New York Venture      0.68%      0.13%    0.13%           --%          0.94%(13)
Fund (Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Fundamental Value Fund)


RVST Variable Portfolio - Goldman Sachs Mid Cap       0.81       0.13     0.62            --           1.56(13)
Value Fund (Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Select Value Fund)


RVST Variable Portfolio - Partners Small Cap          0.99       0.13     0.15          0.02           1.29(13)
Value Fund (Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Small Cap Value Fund)


RVST Variable Portfolio - Aggressive Portfolio          --       0.25     0.04          0.77           1.06(14)
(Class 2)


RVST Variable Portfolio - Aggressive Portfolio          --       0.25     0.04          0.77           1.06(14),(15)
(Class 4)


RVST Variable Portfolio - Conservative Portfolio        --       0.25     0.04          0.62           0.91(14)
(Class 2)


RVST Variable Portfolio - Conservative Portfolio        --       0.25     0.04          0.62           0.91(14),(15)
(Class 4)


RVST Variable Portfolio - Moderate Portfolio            --       0.25     0.04          0.70           0.99(14)
(Class 2)


RVST Variable Portfolio - Moderate Portfolio            --       0.25     0.04          0.70           0.99(14),(15)
(Class 4)


RVST Variable Portfolio - Moderately Aggressive         --       0.25     0.04          0.74           1.03(14)
Portfolio (Class 2)


RVST Variable Portfolio - Moderately Aggressive         --       0.25     0.04          0.74           1.03(14),(15)
Portfolio (Class 4)


RVST Variable Portfolio - Moderately                    --       0.25     0.04          0.66           0.95(14)
Conservative Portfolio (Class 2)


RVST Variable Portfolio - Moderately                    --       0.25     0.04          0.66           0.95(14),(15)
Conservative Portfolio (Class 4)


Third Avenue Value Portfolio                          0.90         --     0.43            --           1.33(16)


Van Kampen Life Investment Trust Comstock             0.56       0.25     0.06            --           0.87
Portfolio, Class II Shares


Van Kampen's UIF Global Real Estate Portfolio,        0.85       0.35     0.36          0.01           1.57
Class II Shares


Van Kampen's UIF Mid Cap Growth Portfolio, Class      0.75       0.35     0.31          0.01           1.42
II Shares


Wanger International                                  0.85         --     0.20            --           1.05


Wanger USA                                            0.86         --     0.12            --           0.98


Wells Fargo Advantage VT Opportunity Fund             0.75       0.25     0.32          0.02           1.34(17)


Wells Fargo Advantage VT Small Cap Growth Fund        0.75       0.25     0.26          0.01           1.27(17)





   * The funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% of the Fund's average daily net assets on an annualized basis. These arrangements may be modified or terminated by the Advisor at any time.


 (2) Credit Suisse fee waivers and expense reimbursements are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.15%.


 (4) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.96%.


 (5) The Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. In addition, the Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.114% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (6) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. Prior to July 1, 2009, this fee as a percentage of average daily net assets was 0.044% of the Fund. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (7) The Advisor has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. After fee waivers and expense reimbursements net expenses would be 1.11%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.


 (8) The Manager will voluntarily waive and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC.


 (9) The Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that the expenses, as percentages of daily net assets will not exceed the annual rate of 1.05%. This voluntary undertaking may be amended or withdrawn at any time.



8  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

(10) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.


(11) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010 and changes in the fund's investor servicing contract.


(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed 0.97% for RVST RiverSource Variable Portfolio - Global Bond Fund (Class 3), 0.76% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Class 3), 1.08% for RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 3), 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3), 1.05% for RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 3), 1.15% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 3), 1.53% for RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class 3), 0.99% for RVST Variable Portfolio - Davis New York Venture Fund (Class 3), 1.20% for RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class
     3) and 1.20% for RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3).


(14) Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 and Class 4 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for each of the Class 2 and Class 4 shares of the Fund's.


(15) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for RVST Variable
     Portfolio - Aggressive Portfolio (Class 4), 0.86% for RVST Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for RVST Variable Portfolio - Moderate Portfolio (Class 4), 0.98% RVST Variable
     Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for RVST Variable Portfolio - Moderately Conservative Portfolio (Class 4).


(16) The Fund's advisor has contractually agreed, for two years from March 1, 2009, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances. After fee waivers and expense reimbursements net expenses would be 1.30%.


(17) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The adviser has contractually agreed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed: 1.09% for Wells Fargo Advantage VT Opportunity Fund and 1.21% for Wells Fargo Advantage VT Small Cap Growth Fund. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.



       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  9

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS




      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
DEATH BENEFIT              We will pay a benefit to   The amount payable is the death benefit amount
                           the beneficiary of the     minus any indebtedness as of the death benefit
                           policy when both insureds  valuation date. You may choose either of the
                           have died. Before the      following death benefit options:
                           youngest insured's
                           attained insurance age     OPTION 1 (LEVEL AMOUNT): If death is prior to the
                           100, your policy's death   youngest insured's attained insurance age 100, the
                           benefit on the last        death benefit amount is the greater of the
                           surviving insured's death  following as determined on the death benefit
                           can never be less than     valuation date:
                           the specified amount       - the specified amount; or
                           unless you change that     - a percentage of the policy value.
                           amount or your policy has
                           outstanding indebtedness.  OPTION 2 (VARIABLE AMOUNT): If death is prior to the youngest insured's attained insurance age 100,
                                                      the death benefit amount is the greater of the
                                                      following as determined on the death benefit
                                                      valuation date:
                                                      - the policy value plus the specified amount; or
                                                      - a percentage of the policy value.

                                                      You may change the death benefit option or
                                                      specified amount within certain limits, but doing
                                                      so generally will affect policy charges. We
                                                      reserve the right to limit any decrease to the
                                                      extent necessary to qualify the policy as life
                                                      insurance under the Internal Revenue Code of 1986,
                                                      as amended (Code).

                                                      UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON
                                                      OR AFTER THE YOUNGEST INSURED'S ATTAINED INSURANCE
                                                      AGE 100, THE DEATH BENEFIT AMOUNT WILL BE THE
                                                      GREATER OF:
                                                      - the policy value on the death benefit valuation
                                                        date; or
                                                      - the policy value at the youngest insured's
                                                        attained insurance age 100.

--------------------------------------------------------------------------------------------------------

MINIMUM INITIAL GUARANTEE  Your policy will not       MINIMUM INITIAL PREMIUM PERIOD: A period of time
PERIOD AND DEATH BENEFIT   lapse (end without value)  during the early years of the policy when you may
GUARANTEES (DBG)*          if the minimum initial     choose to pay the minimum initial premium as long
                           premium period or any of   as the policy value minus indebtedness equals or
* IN MARYLAND, REFERRED    the DBG options are in     exceeds the monthly deduction.
  TO AS NO LAPSE           effect, even if the cash
  GUARANTEE (NLG) AND IN   surrender value is less    DEATH BENEFIT GUARANTEES: Each policy has the
  ILLINOIS, REFERRED TO    than the amount needed to  following two DBG options which remain in effect
  AS COVERAGE PROTECTION   pay the monthly            if you meet certain premium requirements and
  (CP).                    deduction.                 indebtedness does not exceed the policy value
                                                      minus surrender charges:

                                                      - DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85)
                                                        guarantees the policy will not lapse before the
                                                        youngest insured's attained insurance age 85 (or
                                                        15 policy years, if later).

                                                      - DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100)
                                                        guarantees the policy will not lapse before the
                                                        youngest insured's attained insurance age 100.
                                                      The DBG-85 and DBG-100 are not available in
                                                      Massachusetts, New Jersey and Texas.

--------------------------------------------------------------------------------------------------------




10  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
FLEXIBLE PREMIUMS          You choose when to pay     When you apply for your policy, you state how much
                           premiums and how much      you intend to pay and whether you will pay
                           premium to pay.            quarterly, semiannually or annually. You may also
                                                      make additional, unscheduled premium payments
                                                      subject to certain limits. You cannot make premium
                                                      payments on or after the youngest insured's
                                                      attained insurance age 100. We may refuse premiums
                                                      in order to comply with the Code. Although you
                                                      have flexibility in paying premiums, the amount
                                                      and frequency of your payments will affect the
                                                      policy value, cash surrender value and the length
                                                      of time your policy will remain in force as well
                                                      as affect whether the DBG remains in effect.

--------------------------------------------------------------------------------------------------------

POLICY VALUE CREDITS       You may receive a credit   If you have met certain premium requirements, we
                           to your policy value       currently credit the policy value on a pro rata
                           beginning in the second    basis with an amount equal on an annual basis to
                           policy year.               .15% of the policy value. We reserve the right to
                                                      change the credit percentage. No minimum credit is
                                                      guaranteed. We reserve the right to calculate and
                                                      apply the policy value credit on a monthly,
                                                      quarterly, semi-annual or annual basis as we
                                                      determine.

--------------------------------------------------------------------------------------------------------

RIGHT TO EXAMINE YOUR      You may return your        You may mail or deliver the policy to our home
POLICY ("FREE LOOK")       policy for any reason and  office or to your sales representative with a
                           receive a full refund of   written request for cancellation by the 20th day.
                           all premiums paid.         On the date your request is postmarked or
                                                      received, the policy will immediately be
                                                      considered void from the start.

                                                      Under our current administrative practice, your
                                                      request to cancel the policy under the "Free Look"
                                                      provision will be honored if received at our home
                                                      office within 30 days from the latest of the
                                                      following dates:
                                                      - The date we mail the policy from our office.
                                                      - The policy date (only if the policy is issued in
                                                        force).
                                                      - The date your sales representative delivers the
                                                        policy to you as evidenced by our policy
                                                        delivery receipt, which you must
                                                        sign and date.

                                                      We reserve the right to change or discontinue this
                                                      administrative practice at any time.

--------------------------------------------------------------------------------------------------------

EXCHANGE RIGHT             For two years after the    Because the policy itself offers a fixed return
                           policy is issued, you can  option, all you need to do is transfer all of the
                           exchange it for one that   policy value in the subaccounts to the fixed
                           provides benefits that do  account. This exchange does not require our
                           not vary with the          underwriting approval. We do not issue a new
                           investment return of the   policy. State restrictions may apply.
                           subaccounts.

--------------------------------------------------------------------------------------------------------



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  11

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
INVESTMENT CHOICES         You may direct your net
                           premiums or transfer your
                           policy's value to:
                           - THE VARIABLE ACCOUNT     - UNDER THE VARIABLE ACCOUNT your policy's value
                             which consists of          may increase or decrease daily, depending on the
                             subaccounts, each of       investment return. No minimum amount is
                             which invests in a fund    guaranteed.
                             with a particular
                             investment objective;
                             or
                           - THE FIXED ACCOUNT which  - THE FIXED ACCOUNT earns interest rates that we
                             is our general             adjust periodically. This rate will never be
                             investment account.        lower than 4%

--------------------------------------------------------------------------------------------------------

SURRENDERS                 You may cancel the policy  The cash surrender value is the policy value minus
                           while it is in force and   indebtedness minus any applicable surrender
                           receive its cash           charges. Partial surrenders are available within
                           surrender value or take a  certain limits for a fee.
                           partial surrender out of
                           your policy.

--------------------------------------------------------------------------------------------------------

LOANS                      You may borrow against     Your policy secures the loan.
                           your policy's cash
                           surrender value.

--------------------------------------------------------------------------------------------------------

TRANSFERS                  You may transfer your      You may transfer policy value from one subaccount
                           policy's value.            to another or between subaccounts and the fixed
                                                      account. You can also arrange for automated
                                                      transfers among the fixed account and subaccounts.
                                                      Certain restrictions may apply.

--------------------------------------------------------------------------------------------------------

OPTIONAL INSURANCE         You may add optional       AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                   benefits to your policy    - FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT
                           at an additional cost, in    provides a specified amount of term insurance.
                           the form of riders (if       The FYT death benefit is paid if both insureds
                           you meet certain             die during the first four policy years.
                           requirements). The         - POLICY SPLIT OPTION RIDER (PSO): PSO permits a
                           amounts of these benefits    policy to be split into two individual permanent
                           do not vary with             plans of life insurance then offered by us for
                           investment experience of     exchange, one on the life of each insured, upon
                           the variable account.        the occurrence of a divorce of the insureds or
                           Certain restrictions and     certain changes in federal estate tax law. (See
                           conditions apply and are     "Federal Taxes.")
                           clearly described in the
                           applicable rider. These
                           riders may not be
                           available in all states.

--------------------------------------------------------------------------------------------------------





12  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY RISKS




       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
INVESTMENT RISK            You direct your net        - You can lose cash values due to adverse
                           premiums or transfer your    investment experience. No minimum amount is
                           policy's value to a          guaranteed under the subaccounts of the variable
                           subaccount that drops in     account.
                           value.                     - Your death benefit under Option 2 may be lower
                                                        due to adverse investment experience.
                                                      - Your policy could lapse due to adverse
                                                        investment experience if neither the minimum
                                                        initial premium period nor any of the DBG
                                                        options are in effect and you do not pay the
                                                        premiums needed to maintain coverage.
                           -----------------------------------------------------------------------------

                           You transfer your          - The value of the subaccount from which you
                           policy's value between       transferred could increase.
                           subaccounts.               - The value of the subaccount to which you
                                                        transferred could decrease.
--------------------------------------------------------------------------------------------------------

RISK OF LIMITED POLICY     The policy is not          - If you are unable to afford the premiums needed
VALUES IN EARLY YEARS      suitable as a short-term     to keep the policy in force for a long period of
                           investment.                  time, your policy could lapse with no value.
                           -----------------------------------------------------------------------------

                           Your policy has little or  - Surrender charges apply to this policy for the
                           no cash surrender value      first 15 policy years. Surrender charges can
                           in the early policy          significantly reduce policy value. Poor
                           years.                       investment performance can also significantly
                                                        reduce policy values. During early policy years
                                                        the cash surrender value may be less than the
                                                        premiums you pay for the policy.
                           -----------------------------------------------------------------------------

                           Your ability to take       - You cannot take partial surrenders during the
                           partial surrenders is        first policy year.
                           limited.
--------------------------------------------------------------------------------------------------------

LAPSE RISK                 You do not pay the         - We will not pay a death benefit if your policy
                           premiums needed to           lapses.
                           maintain coverage.         - Also, the lapse may have adverse tax
                                                        consequences.
                           -----------------------------------------------------------------------------

                           Your policy may lapse due  - Surrender charges affect the surrender value,
                           to surrender charges.        which is a measure we use to determine whether
                                                        your policy will enter a grace period (and
                                                        possibly lapse, which may have adverse tax
                                                        consequences). A partial surrender will reduce
                                                        the policy value, will reduce the death benefit
                                                        and may terminate any of the DBG options.
                           -----------------------------------------------------------------------------

                           You take a loan against    - Taking a loan increases the risk of:
                           your policy.                -- policy lapse (which may have adverse tax
                                                          consequences);
                                                       -- a permanent reduction of policy value;
                                                       -- reducing the death benefit.
                                                      - Taking a loan may also terminate the DBG.
                           -----------------------------------------------------------------------------

                           Your policy can lapse due  - Your policy could lapse due to adverse
                           to poor investment           investment experience if neither the minimum
                           performance.                 initial premium period nor any of the DBG
                                                        options are in effect and you do not pay the
                                                        premiums needed to maintain coverage.
                                                      - The lapse may have adverse tax consequences.
--------------------------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  13

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK  You drop another policy    - You may pay surrender charges on the policy you
                           to buy this one.             drop.

                                                      - This policy has surrender charges, which may
                                                        extend beyond those in the policy you drop.

                                                      - You will be subject to new incontestability and
                                                        suicide  periods.

                                                      - You may be in a higher insurance risk rating
                                                        category now and you may pay higher premiums.

                                                      - If you drop the policy and it is not part of an
                                                        exchange under Section 1035 of the Code, there
                                                        may be adverse tax consequences if your total
                                                        policy value (before reductions for outstanding
                                                        loans, if any) exceeds your investment in the
                                                        policy.

                                                      - If you drop the policy as part of an exchange
                                                        under Section 1035 of the Code and there is a
                                                        loan on the policy, there may be adverse tax
                                                        consequences if your total policy value (before
                                                        reductions for the outstanding loan) exceeds
                                                        your investment in the policy.

                           -----------------------------------------------------------------------------

                           You use cash values or     - If you borrow from another policy to buy this
                           dividends from another       one, the loan reduces the death benefit on the
                           policy to buy this one,      other policy. If you fail to repay the loan and
                           without dropping the         accrued interest, you could lose the other
                           other policy.                coverage and you may be subject to income tax if
                                                        the policy lapses or is surrendered with a loan
                                                        against it.

                                                      - If you surrender cash value from another policy
                                                        to buy this one, you could lose coverage on the
                                                        other policy. Also, the surrender may be subject
                                                        to federal and state income tax.

--------------------------------------------------------------------------------------------------------

TAX RISK                   A policy may be            - Federal income tax on earnings will apply to
                           classified as a "modified    surrenders or loans from a MEC policy or an
                           endowment contract" (MEC)    assignment or pledge of a MEC policy. State
                           for federal income tax       income taxes may also apply. These taxable
                           purposes when issued. If     earnings come out first on surrenders or loans
                           a policy is not a MEC        from a MEC policy or an assignment or pledge of
                           when issued, certain         a MEC policy. If you are under age 59 1/2, a 10%
                           changes you make to the      penalty tax may also apply to these earnings.
                           policy may cause it to       After the earnings are withdrawn, then
                           become a MEC.                investment in the policy is paid out.

                           -----------------------------------------------------------------------------

                           If your policy lapses or   - You will be taxed on any earnings in the policy.
                           is fully surrendered with    For non-MEC policies, this is earnings in policy
                           an outstanding policy        cash surrender value and earnings previously
                           loan, you may experience     taken via existing loans. It could be the case
                           a significant tax risk,      that a policy with a relatively small existing
                           especially if your           cash value could have significant earnings that
                           policy is not a MEC.         will be taxed upon lapse or surrender of the
                                                        policy. For MEC policies this is the remaining
                                                        earnings in the policy, which could be a
                                                        significant amount depending on the policy.

                           -----------------------------------------------------------------------------




14  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
TAX RISK (CONTINUED)       Congress may change how    - You could lose any or all of the specific
                           life insurance is taxed      federal income tax attributes and benefits of a
                           at any time.                 life insurance policy including tax-deferred
                                                        accrual of cash values and income tax free death
                           The interpretation of        benefits. For non-MEC policies you could lose
                           current tax law is           your ability to take non-taxable distributions
                           subject to change by the     from the policy.
                           Internal Revenue Service
                           (IRS) or the courts at
                           any time.

                           -----------------------------------------------------------------------------

                           The IRS may determine      - You may be taxed on the income of each
                           that you are the owner of    subaccount to the extent of your interest in the
                           the fund shares held by      subaccount.
                           our Variable Account.

                           -----------------------------------------------------------------------------
                           You may buy this policy    - The tax-deferred accrual of cash values provided
                           to fund a tax-deferred       by the policy is unnecessary because tax
                           retirement plan.             deferral is provided by the tax-deferred
                                                        retirement plan.

                           -----------------------------------------------------------------------------
                           The investments in the     - If a policy fails to qualify as a life insurance
                           subaccount are not           policy because
                           adequately diversified.      it is not adequately diversified, the
                                                        policyholder
                                                        must include in gross income the "income on the
                                                        contract"
                                                        (as defined in Section 7702(g) of the Code).

--------------------------------------------------------------------------------------------------------




Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  15

LOADS, FEES AND CHARGES

Policy charges primarily compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge" below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;

3. the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period," "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:
1. COST OF INSURANCE: the cost providing the death benefit under your policy.

   The cost of insurance for a policy month is calculated as: [A X (B - C)]

where:


   "A" IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex, (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases. We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the guaranteed annual maximum cost of insurance rates shown in your policy. For 2001 CSO Policies, the rates are based on the 2001 Commissioners's Standard Ordinary (CSO) Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday. For all other policies, the rates are based on the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.



16  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge and any charges for optional riders.

2. POLICY FEE: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. ADMINISTRATIVE CHARGE: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distribution and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE
If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.


The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55, qualifying for preferred nonsmoker rates. We assume the specified amount to be $1,000,000.


LAPSE OR SURRENDER                          MAXIMUM
AT BEGINNING OF YEAR                   SURRENDER CHARGE

          1                               $18,694.85

          2                                18,694.85

          3                                18,694.85

          4                                18,694.85

          5                                18,694.85

          6                                18,694.85

          7                                16,825.36

          8                                14,955.88

          9                                13,086.39

         10                                11,372.70

         11                                 9,347.42

         12                                 7,477.94

         13                                 5,608.45

         14                                 3,738.97

         15                                 1,869.48

         16                                     0.00




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  17

For 2001 CSO policies, the following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nontobacco rates and female, insurance age 55 qualifying for preferred nontobacco rates. We assume the specified amount to be $1,000,000.



LAPSE OR SURRENDER                          MAXIMUM
AT BEGINNING OF YEAR                   SURRENDER CHARGE:

          1                                $18,694.05

          2                                 18,694.05

          3                                 18,694.05

          4                                 18,694.05

          5                                 18,694.05

          6                                 18,538.10

          7                                 16,668.43

          8                                 14,798.76

          9                                 12,929.97

         10                                 11,060.30

         11                                  9,190.63

         12                                  7,320.96

         13                                  5,452.17

         14                                  3,582.50

         15                                  1,712.83

         16                                      0.00



The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,000,000 and the insureds are male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55 qualifying for preferred nonsmoker rates; the youngest insured's rate is $21.0979 and the oldest insured's rate is $0.8861. The maximum surrender charge is $1,000 multiplied by $21.0979 multiplied by $0.8861,which equals $18,694.85.


From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE
This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE
We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.


18  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

EFFECT OF LOADS, FEES AND CHARGES
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- administrative charges;

- surrender charges;

- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  19

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are


20 RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio Funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio funds of funds. In addition, on Sept. 29, 2009, Ameriprise Financial, Inc. entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the second quarter of 2010. Certain separate accounts invest in funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliates issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts that their affiliates paid us or our affiliates in the prior calendar year.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:

  - Compensating, training and educating sales representatives who sell the policies.

  - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

  - Providing sub-transfer agency and shareholder servicing to policy owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  21

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


22  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century Global
VP International,                                               Investment Management,
Class I                                                         Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class I  secondary objective.                         Investment Management,
                                                                Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through       Calvert Asset Management
Series, Inc. VP    actively managed portfolio of stocks, bonds  Company, Inc., adviser.
SRI Social         and money market instruments which offer     New Amsterdam Partners,
Balanced           income and capital growth opportunity and    LLP, sub-adviser on
Portfolio          which satisfy Portfolio's investment and     equity portion; no sub-
                   social criteria.                             adviser on fixed-income
                                                                portion.
----------------------------------------------------------------------------------------

Columbia High      Seeks total return, consisting of a high     Columbia Management
Yield Fund,        level of income and capital appreciation.    Investment Advisers,
Variable Series,                                                LLC, advisor; MacKay
Class B                                                         Shields LLC, sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Credit Suisse      Seeks long-term capital appreciation.        Credit Suisse Asset
Trust - U.S.                                                    Management, LLC
Equity Flex I
Portfolio
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks capital growth with the potential for  Evergreen Investment
Fundamental Large  current income.                              Management Company, LLC
Cap Fund - Class
2
----------------------------------------------------------------------------------------

Evergreen VA       Seeks long-term capital growth and           Evergreen Investment
International      secondarily, modest income.                  Management Company, LLC
Equity
Fund - Class 2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            FMR, investment manager;
Growth & Income    combination of current income and capital    FMR U.K., FMR Far East,
Portfolio Service  appreciation. Normally invests a majority    sub-advisers.
Class              of assets in common stocks with a focus on
                   those that pay current dividends and show
                   potential for capital appreciation. Invests
                   in domestic and foreign issuers. The Fund
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  23

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Mid Cap Portfolio  invests primarily in common stocks.          FMR U.K., FMR Far East,
Service Class      Normally invests at least 80% of assets in   sub-advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Overseas           invests primarily in common stocks           FMR U.K., FMR Far East,
Portfolio Service  allocating investments across different      Fidelity International
Class              countries and regions. Normally invests at   Investment Advisors
                   least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal.                            Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital through a  Goldman Sachs Asset
Structured Small   broadly diversified portfolio of equity      Management, L.P.
Cap Equity         investments in U.S. issuers.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks growth of capital.                     Invesco Advisers, Inc.
Capital
Appreciation
Fund, Series I
Shares
(previously AIM
V.I. Capital
Appreciation
Fund, Series I
Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Capital
Development Fund,
Series I Shares
(previously AIM
V.I. Capital
Development Fund,
Series I Shares)
----------------------------------------------------------------------------------------

Invesco V.I. Core  Seeks growth of capital.                     Invesco Advisers, Inc.
Equity Fund,
Series I Shares
(previously AIM
V.I. Core Equity
Fund, Series I
Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks capital growth.                        Invesco Advisers, Inc.
Financial
Services Fund,
Series I Shares
(previously AIM
V.I. Financial
Services Fund,
Series I Shares)
----------------------------------------------------------------------------------------




24  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares
(previously AIM
V.I.
International
Growth Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks capital growth.                        Invesco Advisers, Inc.
Technology Fund,
Series I Shares
(previously AIM
V.I. Technology
Fund, Series I
Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Enterprise                                               LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Global Strategic   principally derived from interest on debt
Income Fund/VA,    securities.
Service Shares
(previously
Oppenheimer
Strategic Bond
Fund/VA, Service
Shares)
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT High     Seeks high current income. Capital growth    Putnam Investment
Yield              is a secondary goal when consistent with     Management, LLC
Fund - Class IB    achieving high current income.
Shares
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  25

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC
Equity
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT New      Seeks long-term capital appreciation.        Putnam Investment
Opportunities                                                   Management, LLC
Fund - Class IA
Shares
----------------------------------------------------------------------------------------

Putnam VT Vista    Seeks capital appreciation.                  Putnam Investment
Fund - Class IB                                                 Management, LLC
Shares
----------------------------------------------------------------------------------------

Royce Capital      Seeks long-term growth of capital.           Royce & Associates, LLC
Fund - Micro-Cap
Portfolio,
Investment Class
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios - Agg-  risk. This is a "fund of funds" and seeks
ressive            to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio - Bala-  current income.
nced Fund (Class
3)
----------------------------------------------------------------------------------------




26  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio - Dive-
rsified Equity
Income Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio - Dyna-
mic Equity Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio - Glob-  capital.
al Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio - Inco-
me Opportunities
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Grow-
th Fund (Class 3)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Larg-
er-Cap Value Fund
(Class 3)
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  27

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser; Kenwood
Portfolio - Smal-                                               Capital Management LLC,
ler-Cap Value                                                   sub-adviser.
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - Emer-                                               Threadneedle
ging Markets Fund                                               International Limited,
(Class 3)                                                       an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - In-                                                 Threadneedle
ternational                                                     International Limited,
Opportunity Fund                                                an indirect wholly-owned
(Class 3)                                                       subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              RiverSource Investments,
Portfolio - Davis                                               LLC, adviser; Davis
New York Venture                                                Selected Advisers, L.P.,
Fund (Class 3)                                                  sub-adviser.
(previously RVST
RiverSource
Partners Variable
Portfolio - Fund-
amental Value
Fund)
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term growth of capital.           RiverSource Investments,
Portfolio - Gold-                                               LLC, adviser; Systematic
man Sachs Mid Cap                                               Financial Management,
Value Fund (Class                                               L.P. and WEDGE Capital
3) (previously                                                  Management L.L.P., sub-
RVST RiverSource                                                advisers.
Partners Variable
Portfolio - Sele-
ct Value Fund)
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital appreciation.        RiverSource Investments,
Portfolio - Part-                                               LLC, adviser; Barrow,
ners Small Cap                                                  Hanley, Mewhinney &
Value Fund (Class                                               Strauss, Inc., Denver
3) (previously                                                  Investment Advisors LLC,
RVST RiverSource                                                Donald Smith & Co.,
Partners Variable                                               Inc., River Road Asset
Portfolio - Small                                               Management, LLC and
Cap Value Fund)                                                 Turner Investment
                                                                Partners, Inc., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Aggr-  consistent with an aggressive level of       LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Aggr-  consistent with an aggressive level of       LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 4)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Cons-  consistent with a conservative level of      LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------




28  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Cons-  consistent with a conservative level of      LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderate level of risk.    LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderate level of risk.    LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately aggressive      LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately aggressive      LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
4)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately conservative    LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately conservative    LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Third Avenue       Seeks long-term capital appreciation.        Third Avenue Management
Value Portfolio                                                 LLC
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  29

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Van Kampen's UIF   Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen's UIF   Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity Fund                                                adviser; Wells Capital
                                                                Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------




PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance department.

VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares

30 RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT


You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and


- state how premiums are to be allocated among the fixed account and/or the subaccounts or enroll in the Portfolio Navigator Program (PN program).


INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  31

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy in Force -- Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS
PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.


32  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value. Here are the factors that influence those changes:

     The number of accumulation units you own may fluctuate due to:

     - additional net premiums allocated to the subaccounts;

     - transfers into or out of the subaccounts;

     - partial surrenders and partial surrender fees;

     - surrender charges; and/or

     - monthly deductions.

     Accumulation unit values will fluctuate due to:

     - changes in underlying fund net asset value;

     - fund dividends distributed to the subaccounts;

     - fund capital gains or losses;

     - fund operating expenses; and

     - mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  33

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

POLICY VALUE CREDITS

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year two while the policy is in force.

The policy value credit will be applied, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- $500,000

Currently, the policy value credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy value credit percentage down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD
To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness, equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

DEATH BENEFIT GUARANTEES
A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following two DBG options:


DEATH BENEFIT GUARANTEE TO AGE 85: If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.


The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:

- the sum of premiums paid; minus


34  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-85 premiums due since the policy date.

The DBG-85 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated.


DEATH BENEFIT GUARANTEE TO AGE 100: If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:


- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

PLEASE NOTE: In Massachusetts, New Jersey and Texas, the DBG-85 and DBG-100 are not available. In Maryland, all references in this prospectus to DBG are deleted and replaced with NLG. In Illinois, all references in this prospectus to DBG are deleted and replaced with CP.

GRACE PERIOD
If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will then mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

- payment of a premium that will keep the policy in force for at least three months (one month in Virginia);

- payment of the monthly deductions that were not collected during the grace period; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  35

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.


EXCHANGE RIGHT
For two years (18 months in Maryland) after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.


A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than twelve transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


A transfer for this purpose has no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- the applicable percentage of the policy value.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the applicable percentage of policy value.


EXAMPLE                                                             OPTION 1          OPTION 2

Specified amount                                                   $1,000,000        $1,000,000

Policy value                                                       $   50,000        $   50,000

Death benefit                                                      $1,000,000        $1,050,000

Policy value increases to                                          $   80,000        $   80,000

Death benefit                                                      $1,000,000        $1,080,000

Policy value decreases to                                          $   30,000        $   30,000

Death benefit                                                      $1,000,000        $1,030,000


If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the greater of:

- the policy value on the death benefit valuation date; or

- the policy value at the youngest insured's attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.


36  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction (because the cost of insurance charges depends upon the specified amount).

- Minimum monthly premium.

- Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to decrease the specified amount at any time.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

DECREASES: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy.

- In policy years 2-5, the specified amount remaining after the decrease may not be less than 80% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.

- In policy years 6-10, the specified amount remaining after the decrease may not be less than 60% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.

- In policy years 11-15, the specified amount remaining after the decrease may not be less than 40% of the initial specified amount.

- In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

MISSTATEMENT OF AGE OR SEX
If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable by us will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. We will pay any amount payable to you, if living, otherwise to your estate. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage.


BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary,

      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS 37 or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS
Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUND FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

WE TRY TO DISTINGUISH MARKET TIMING FROM TRANSFERS THAT WE BELIEVE ARE NOT HARMFUL, SUCH AS PERIODIC REBALANCING FOR PURPOSES OF AN ASSET ALLOCATION, DOLLAR-COST AVERAGING OR AN ASSET REBALANCING PROGRAM THAT MAY BE DESCRIBED IN THIS PROSPECTUS. THERE IS NO SET NUMBER OF TRANSFERS THAT CONSTITUTES MARKET TIMING. EVEN ONE TRANSFER IN RELATED ACCOUNTS MAY BE MARKET TIMING. WE SEEK TO RESTRICT THE TRANSFER PRIVILEGES OF A POLICY OWNER WHO MAKES MORE THAN THREE SUBACCOUNT TRANSFERS IN ANY 90 DAY PERIOD. WE ALSO RESERVE THE RIGHT TO REFUSE ANY TRANSFER REQUEST, IF, IN OUR SOLE JUDGMENT, THE DOLLAR AMOUNT OF THE TRANSFER REQUEST WOULD ADVERSELY AFFECT UNIT VALUES.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;


38  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, AND THE RISKS THAT MARKET TIMING POSE TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES
- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  39

MINIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- For mail and telephone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and telephone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- None.

From the fixed account to a subaccount:

- Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than 12 transfers by mail or telephone per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.


AUTOMATED TRANSFERS

In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the Portfolio Navigator Program (PN program), you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and
Subaccounts -- Automated Dollar-Cost Averaging").


AUTOMATED TRANSFER POLICIES
- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The maximum number of transfers per year provision does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING
You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


40  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN program model portfolio or investment option is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio or investment option then in effect. If you change to a different model portfolio or investment option or are reallocated according to an updated version of your existing model portfolio or investment option (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio or investment option.


ASSET REBALANCING
Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program").



PORTFOLIO NAVIGATOR PROGRAM


THE FOLLOWING INFORMATION ABOUT THE PN PROGRAM APPLIES TO ALL POLICIES. FOR ADDITIONAL INFORMATION ABOUT THE PN PROGRAM FOR POLICIES PURCHASED BEFORE MAY 10, 2010, ALSO SEE BELOW "PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR POLICIES PURCHASED BEFORE MAY 10, 2010."



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  41

The PN program allows you to allocate your policy value to a PN program investment option. The PN program investment options are currently five funds of funds, each of which has a particular investment objective and invests in underlying funds. The PN program also allows those who participated in the PN program and who exercised an "opt-out" right applicable through April 23, 2010 (to be in this group, you must have purchased your policy on or before April 23, 2010) to remain invested in a "static" PN program model portfolio (not subject to further updating or reallocation, as described under "Portfolio Navigator Program (PN program) for policies purchased before May 10, 2010").



You may elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN program. Transfers do not cancel the PN program. Your participation in the PN program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN program information, including the terms of the PN program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN program.



Each of the PN program fund of funds investment options has the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. RiverSource Investments is the investment adviser of each of the PN program investment options, but does not serve as investment adviser under the PN program (regardless of whether you have selected a PN program investment option or remained in a model portfolio). Morningstar Associates, LLC serves as an independent consultant to RiverSource Investments to provide recommendations regarding portfolio construction and ongoing analysis of the PN program investment options, but does not provide any services in connection with the model portfolios. RiverSource Investments or an affiliate will serve as investment adviser for all of the underlying funds in which the investment options invest. However, some of the underlying funds will be managed on a day-to-day basis directly by RiverSource Investments and some will be managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of RiverSource Investments and the fund's board of trustees. The new funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach.



Below are the asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio -- Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio -- Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio -- Moderate Portfolio: 50% Equity / 50% Fixed Income



4. Variable Portfolio -- Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio -- Conservative Portfolio: 20% Equity / 80% Fixed Income



POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of investment options and providing investment advisory services for the PN program investment options and certain of the funds underlying the investment options and model portfolios, RiverSource Investments is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because RiverSource Investments or one of its affiliates serves as the investment adviser to the underlying funds invested in the investment options and to certain underlying funds to which assets are allocated under the model portfolios, because we or an affiliate of ours may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory services and other services varies depending on the underlying fund. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program investment option, see the prospectus for such investment option. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for policies purchased before May 10, 2010."



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which investment option is best for you or whether to remain in a model portfolio or investment option. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or selected


42 RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.



Currently, there are five PN program investment options, and five model portfolios ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and the fixed account according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.



If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.



You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.





You may request a change to your investment option (or a transfer from your model portfolio to an investment option) up to twice per policy year by written request on an authorized form or by another method agreed to by us.



We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of investment options based on the amount of your initial premium payment we accept;





- substitute a fund of funds for your model portfolio if permitted under applicable securities law; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.




RISKS. Asset allocation through the PN program does not guarantee that your policy will increase in value nor will it protect against a decline in value if market prices fall.



By investing in a PN program investment option or in accordance with a model portfolio, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. For additional information about the risks of investing in a PN program investment option, see the prospectus for such investment option. For additional information about the risks of investing in accordance with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for policies purchased before May 10, 2010" below.



PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR POLICIES PURCHASED BEFORE MAY 10, 2010


As of the Transfer Date (defined below), your policy value invested in accordance with a model portfolio under the PN program will be transferred based on the recommendation of RiverSource Investments, LLC ("RiverSource Investments"), the investment adviser under the PN program, to a fund of funds investment option that corresponds to your model portfolio unless you informed us on or before April 23, 2010, that you did not want your assets so transferred (unless you "opt out"). The actual date of transfer to the fund of funds or the date upon which your opt out becomes effective (the "Transfer Date") will occur no earlier than May 7, 2010, and no later than June 30, 2010, and will depend on the policy you own and the month that you purchased your policy. If you opt out of the transfer, you will remain invested in accordance with the asset allocation currently specified for your model portfolio and you will not receive any further reallocation recommendations from RiverSource Investments (although your assets will be rebalanced back to the current allocation quarterly). As of the Transfer Date, RiverSource Investments will no longer review the model portfolios or make changes to them as part of the PN program, and the investment advisory agreement you have previously entered into with RiverSource Investments will terminate.



If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any future updates to the model portfolio or reallocation recommendations.



RiverSource Investments and its affiliates have committed to a two-year cap on PN program investment option expenses for policy owners who purchased a policy before May 10, 2010, as set forth in a disclosure previously sent to such policy owners. Specifically, expense waivers and reimbursements will be applied to the PN program investment options and to the underlying funds so that total fees and expenses paid by investors in the PN program investment options will approximate the total fees and expenses of the underlying funds borne by participants in the corresponding PN program model portfolio, based on 2009 fiscal year end expenses. After two years these expense caps will no longer be in place and total expenses will likely be higher.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  43

SERVICE PROVIDERS IN CONNECTION WITH THE PN PROGRAM MODEL
PORTFOLIOS. RiverSource Investments, an affiliate of ours, has served as non-discretionary investment adviser for PN program model portfolio participants solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments has entered into an investment advisory agreement with each policy owner participating in the PN program prior to the program changes described in this prospectus. In its role as investment adviser to the PN program, RiverSource Investments relied upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviewed the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducted periodic due diligence and provided ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investments' Form ADV, the SEC investment adviser registration form. The Disclosure Document was delivered to policy owners enrolled in the PN program prior to May 10, 2010, at or before the time they enrolled.



The PN program model portfolios were designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provided or provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.



We identified to Morningstar Associates the universe of allocation options that could be included in the model portfolios (the universe of allocation options). Once we identified this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictated to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest," there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.




POTENTIAL CONFLICTS OF INTEREST. Although RiverSource Investments will no longer maintain the model portfolios on an ongoing basis, the asset allocations in the current model portfolios may have been affected by the following conflicts of interest.



In identifying the universe of allocation options for a model portfolio, we and our affiliates, including RiverSource Investments, were subject to competing interests that may have influenced the allocation options we proposed. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to certain underlying funds in the model portfolios as well as compensation we or an affiliate of ours may receive for providing services in connection with such underlying funds or their corresponding subaccounts. These competing interests also involve compensation we or an affiliate of ours receive if certain funds that RiverSource Investments does not advise were included as underlying funds in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, we had an incentive to identify the RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, have recommended certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may have included a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may have believed that certain RiverSource Variable Series Trust funds would have benefited from additional assets or could have been harmed by redemptions. All of these factors may have impacted RiverSource Investments' view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may have influenced the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



We, RiverSource Investments or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have had an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.



44  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have had an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.




MODEL PORTFOLIO RISKS. Asset allocation through a PN program model portfolio does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.



By spreading your policy value among various allocation options under the PN program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



In the future, the model portfolios will not be updated periodically, and the investments and investment styles and policies of the current allocation options may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs. Furthermore, the absence of periodic updating means that existing allocation options will not be replaced as may be appropriate due to poor performance, changes in management personnel or other factors.



Investment performance of your policy value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service providers in connection with the PN program model portfolios" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.



POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS
$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS
- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

- In all other states, 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS
Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  45

REPAYMENTS
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST
If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-85, the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS
If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS
After the first policy year, you may take any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, as described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.


46  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

 1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.


 2  BY PHONE



(800) 862-7919 (TOLL FREE)



TTY service for the hearing impaired:
(800) 258-8846 (TOLL FREE)


- We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or

- the last surviving insured dies; or

- the youngest insured attains insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option. We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS
During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  47

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.



You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate or inheritance tax and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.


DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test under Section 817(h) of the Code and is subject to an investor control rule. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.


RIVERSOURCE LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we then understand it.



48  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

TAXATION OF POLICY PROCEEDS
DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are and will be reported as taxable.



DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax. Any taxable earnings will be reported to you.



PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan, assignment of policy value, or payment options may be subject to federal income tax as ordinary income to the extent of earnings that are distributed. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained in the following table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  49

              SOURCE OF PROCEEDS                        TAXABLE PORTION OF PRE-DEATH PROCEEDS
NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1) You will be taxed on any
                                               earnings generated in the policy -- earnings in policy
                                               cash value and earnings previously taken via existing
                                               loans. It could be the case that a policy with a
                                               relatively small existing cash surrender value could
                                               have significant earnings that will be taxed upon
                                               surrender of the policy.

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1) You will be taxed on any earnings generated
                                               in the policy -- earnings in policy cash value and
                                               earnings previously taken via existing loans. It could
                                               be the case that a policy with a relatively small
                                               existing cash surrender value could have significant
                                               earnings that will be taxed upon lapse of the policy.

Partial surrenders:                            Generally, if the amount received is greater than your
                                               investment in the policy,(1) the amount in excess of
                                               your investment is taxable. However, during the first
                                               15 policy years, a different amount may be taxable if
                                               the partial surrender results in or is necessitated by
                                               a reduction in benefits.

Policy loans and assignments and pledges:      None.(2)

------------------------------------------------------------------------------------------------------



MODIFIED ENDOWMENT CONTRACTS:(3)

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1)

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1)

Partial surrenders:                            Lesser of:
                                               - the amount received; or
                                               - policy value minus your investment in the policy.(1)

Policy loans and assignments and pledges:      Lesser of:
                                               - the amount of the loan/assignment; or
                                               - policy value minus your investment in the policy.(1)

------------------------------------------------------------------------------------------------------



PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT
CONTRACTS):                                    OPTION A: Treated as a full surrender and earnings are
                                               taxed and may be subject to an additional 10% penalty
                                               tax for modified endowment contracts. Interest is taxed
                                               (and not subject to an additional 10% penalty tax).

                                               OPTIONS B AND C: A portion of each payment is taxed and
                                               a portion is considered a return on investment in the
                                               policy(1) and not taxed. Any indebtedness at the time
                                               the option is elected is treated as a partial surrender
                                               and earnings are taxed and may be subject to an
                                               additional 10% penalty tax for modified endowment
                                               contracts. Payments made after the investment in the
                                               policy(1) is fully recovered are taxed and may be
                                               subject to an additional 10% penalty tax for modified
                                               endowment contracts.

------------------------------------------------------------------------------------------------------







(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).

(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified Endowment Contracts" section shown above for the explanation of tax treatment.


(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax (exceptions apply).



50  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

MODIFIED ENDOWMENT CONTRACTS
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.

We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.


You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy. (See discussion above regarding modified endowment contracts.)



REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had been in effect for the entire applicable seven-year period. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.


DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:


- the distribution occurs on or after the date that the owner attains age
  59 1/2;



- the distribution is attributable to the owner becoming disabled (within the meaning of Section 72(m)(7) of the Code); or


- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 or non-taxable transfer under Section 1041 (in the event of a split between spouses or incident to a divorce) of the Code. If a policy split is not treated as a nontaxable exchange or transfer, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear how, in all circumstances, to apply the rules in Section 7702 of the Code in defining a life insurance contract. Therefore it is not clear if the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes. It is also not clear whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.



INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after Oct. 13, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In addition, no deduction is allowed for interest on any policy loan (even under Section 264(e)) if the loan interest is "personal interest".



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  51

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have income, gift and estate tax consequences, depending on the circumstances.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. If the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract.




OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan, and (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.



On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.



EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about requirements that business owners/employers must meet regarding employer-owned life insurance (EOLI). An EOLI policy is any life insurance policy owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the policy and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.



The PPA created a new section of the Code, Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance policy(ies). Please note that the regulations issued in 2008 require an employer to file Form 8925. These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.


SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on Sept. 11, 2003 and that apply to arrangements entered into or materially modified after Sept. 17, 2003. You should consult your legal and tax advisors before developing or entering into a split dollar arrangement.



A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or "splits" between two parties the death benefit and the cash value of the policy or other economic benefits under the contract. The objective of a split dollar arrangement is to join together the life insurance needs of


52 RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.


The Treasury regulations define a split dollar life insurance arrangement as any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract. The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.


MUTUALLY EXCLUSIVE REGIMES

The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.


  - ECONOMIC BENEFIT SPLIT DOLLAR: Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.


  The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.


  - LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR: Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code and Section 1.7872-15 of the Treasury regulations. If the split dollar loan provides for sufficient interest, then, except as provided in Section 1.7872-15 of the Treasury regulations, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.


EOLI REQUIREMENTS MAY APPLY


For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see "Employee-Owned Life Insurance"). IRS Notice 2008-42 provides guidance to the application of Section 101(j) to split-dollar arrangements. Discuss your situations with appropriate legal counsel.


TAXATION -- DETERMINED BY POLICY OWNERSHIP


The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if two or more persons are designated as policy owners. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax advisor.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  53

SECTION 409A


The regulations under Section 409A of the Code explain that a split-dollar life insurance policy may be subject to the general rules for the taxation of non-qualified deferred compensation plans in Section 409A. IRS Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.


DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY

- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the policy.

- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS

- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium when the policy is sold, plus 3.6% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

  -- providing services to policy owners; and

  -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS

- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

  -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

  -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");


54  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

  -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

  -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

  -- fees and expenses we collect from policy owners, including surrender charges; and

  -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS

RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS
RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  55

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

- Cost of insurance charges;

- Administrative charges;

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the fee tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.05% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund operating expenses.



RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if these assumed insureds did not qualify as a nonsmoker risk.


DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $17,000 ($15,000 for 2001 CSO policies) is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.


LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.



56  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION
----------------------------------------------------------------------------------------------------------------
                               MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER              CURRENT COSTS ASSUMED
                             FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER            ANNUAL PREMIUM $17,000
INITIAL SPECIFIED AMOUNT $1,000,000
DEATH BENEFIT OPTION 1
----------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED          DEATH BENEFIT                 POLICY VALUE             CASH SURRENDER VALUE
END OF WITH ANNUAL   ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST    ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%         0%         6%        12%      0%        6%        12%      0%        6%        12%
----------------------------------------------------------------------------------------------------------------
   1       17,850  1,000,000 1,000,000  1,000,000  14,973    15,914     16,855      --        --         --
   2       36,593  1,000,000 1,000,000  1,000,000  29,583    32,399     35,329  10,888    13,704     16,634
   3       56,272  1,000,000 1,000,000  1,000,000  43,823    49,464     55,570  25,128    30,769     36,875
   4       76,936  1,000,000 1,000,000  1,000,000  57,685    67,119     77,741  38,990    48,424     59,046
   5       98,633  1,000,000 1,000,000  1,000,000  71,156    85,367    102,020  52,461    66,672     83,325

   6      121,414  1,000,000 1,000,000  1,000,000  84,227   104,217    128,603  67,402    87,392    111,778
   7      145,335  1,000,000 1,000,000  1,000,000  96,878   123,669    157,703  81,923   108,713    142,747
   8      170,452  1,000,000 1,000,000  1,000,000 109,097   143,729    189,561  96,010   130,643    176,474
   9      196,824  1,000,000 1,000,000  1,000,000 120,857   164,394    224,434 109,640   153,177    213,217
  10      224,515  1,000,000 1,000,000  1,000,000 132,134   185,662    262,615 122,787   176,315    253,267

  15      385,177  1,000,000 1,000,000  1,000,000 188,349   312,111    531,967 188,349   312,111    531,967
  20      590,227  1,000,000 1,000,000  1,045,244 229,274   461,338    976,864 229,274   461,338    976,864
  25      851,929  1,000,000 1,000,000  1,800,173 244,430   637,085  1,714,450 244,430   637,085  1,714,450
  30    1,185,933  1,000,000 1,000,000  3,065,331 197,231   848,881  2,919,363 197,231   848,881  2,919,363

  35    1,612,217  1,000,000 1,194,489  5,132,334   6,203 1,137,609  4,887,937   6,203 1,137,609  4,887,937
  40    2,156,276         -- 1,517,109  8,199,676      -- 1,502,088  8,118,491      -- 1,502,088  8,118,491
  45    2,850,648         -- 1,978,721 13,586,020      -- 1,978,721 13,586,020      -- 1,978,721 13,586,020
----------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  57

ILLUSTRATION
------------------------------------------------------------------------------------------------------------
                              MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER
                                 FEMALE -- INSURANCE AGE 55 -- PREFERRED            GUARANTEED COSTS ASSUMED
                                                NONSMOKER                             ANNUAL PREMIUM $17,000
INITIAL SPECIFIED AMOUNT $1,000,000
DEATH BENEFIT OPTION 1
------------------------------------------------------------------------------------------------------------
                                                         POLICY VALUE           CASH SURRENDER VALUE
        PREMIUM(1)                                   ASSUMING HYPOTHETICAL      ASSUMING HYPOTHETICAL
       ACCUMULATED          DEATH BENEFIT                    GROSS                      GROSS
END OF WITH ANNUAL   ASSUMING HYPOTHETICAL GROSS   ANNUAL INVESTMENT RETURN   ANNUAL INVESTMENT RETURN
POLICY   INTEREST    ANNUAL INVESTMENT RETURN OF              OF                         OF
YEAR      AT 5%          0%        6%        12%       0%      6%       12%       0%      6%       12%
------------------------------------------------------------------------------------------------------------
   1       17,850  1,000,000 1,000,000  1,000,000  14,716  15,648     16,581      --      --         --
   2       36,593  1,000,000 1,000,000  1,000,000  29,028  31,810     34,705  10,333  13,115     16,010
   3       56,272  1,000,000 1,000,000  1,000,000  42,923  48,485     54,506  24,228  29,790     35,811
   4       76,936  1,000,000 1,000,000  1,000,000  56,384  65,669     76,128  37,689  46,974     57,433
   5       98,633  1,000,000 1,000,000  1,000,000  69,390  83,355     99,729  50,695  64,660     81,034

   6      121,414  1,000,000 1,000,000  1,000,000  81,911 101,526    125,474  65,086  84,701    108,649
   7      145,335  1,000,000 1,000,000  1,000,000  93,908 120,158    153,541  78,952 105,202    138,585
   8      170,452  1,000,000 1,000,000  1,000,000 105,324 139,209    184,114  92,238 126,123    171,027
   9      196,824  1,000,000 1,000,000  1,000,000 116,090 158,623    217,388 104,873 147,406    206,172
  10      224,515  1,000,000 1,000,000  1,000,000 126,125 178,337    253,585 116,777 168,990    244,238

  15      385,177  1,000,000 1,000,000  1,000,000 165,643 283,054    493,773 165,643 283,054    493,773
  20      590,227  1,000,000 1,000,000  1,000,000 164,509 380,106    874,159 164,509 380,106    874,159
  25      851,929  1,000,000 1,000,000  1,578,561  66,379 434,166  1,503,392  66,379 434,166  1,503,392
  30    1,185,933         -- 1,000,000  2,610,127      -- 360,028  2,485,835      -- 360,028  2,485,835
  35    1,612,217         --        --  4,167,376      --      --  3,968,930      --      --  3,968,930

  40    2,156,276         --        --  6,359,869      --      --  6,296,900      --      --  6,296,900
  45    2,850,648         --        -- 10,270,779      --      -- 10,270,779      --      -- 10,270,779
------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


58  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION                                                                               FOR 2001 CSO POLICIES
----------------------------------------------------------------------------------------------------------------
                              MALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO
                                  FEMALE -- INSURANCE AGE 55 -- PREFERRED                  CURRENT COSTS ASSUMED
                                                 NONTOBACCO                               ANNUAL PREMIUM $15,000
INITIAL SPECIFIED AMOUNT $1,000,000
DEATH BENEFIT OPTION 1
----------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED          DEATH BENEFIT                 POLICY VALUE             CASH SURRENDER VALUE
END OF WITH ANNUAL   ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST    ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%        6%        12%       0%       6%        12%       0%       6%        12%
----------------------------------------------------------------------------------------------------------------
   1       15,750  1,000,000 1,000,000  1,000,000  13,116    13,943     14,770      --        --         --
   2       32,288  1,000,000 1,000,000  1,000,000  25,918    28,390     30,963   7,224     9,696     12,269
   3       49,652  1,000,000 1,000,000  1,000,000  38,400    43,351     48,710  19,706    24,657     30,016
   4       67,884  1,000,000 1,000,000  1,000,000  50,557    58,834     68,155  31,863    40,140     49,461
   5       87,029  1,000,000 1,000,000  1,000,000  62,377    74,844     89,454  43,683    56,150     70,760

   6      107,130  1,000,000 1,000,000  1,000,000  73,850    91,385    112,777  57,026    74,560     95,952
   7      128,237  1,000,000 1,000,000  1,000,000  84,953   108,450    138,302  69,998    93,496    123,348
   8      150,398  1,000,000 1,000,000  1,000,000  95,662   126,034    166,229  82,577   112,949    153,144
   9      173,668  1,000,000 1,000,000  1,000,000 105,946   144,123    196,771  94,730   132,907    185,555
  10      198,102  1,000,000 1,000,000  1,000,000 115,780   162,709    230,175 106,434   153,362    220,828

  15      339,862  1,000,000 1,000,000  1,000,000 164,463   272,841    465,397 164,463   272,841    465,397
  20      520,789  1,000,000 1,000,000  1,000,000 197,752   400,356    851,037 197,752   400,356    851,037
  25      751,702  1,000,000 1,000,000  1,568,910 204,446   545,297  1,494,200 204,446   545,297  1,494,200
  30    1,046,412  1,000,000 1,000,000  2,668,880 144,770   703,778  2,541,791 144,770   703,778  2,541,791
  35    1,422,545            1,000,000  4,450,204           898,506  4,238,289           898,506  4,238,289

  40    1,902,596            1,204,324  7,111,629         1,192,400  7,041,217         1,192,400  7,041,217
  45    2,515,277            1,578,976 11,784,902         1,578,976 11,784,902         1,578,976 11,784,902
----------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  59

ILLUSTRATION                                                                        FOR 2001 CSO POLICIES
---------------------------------------------------------------------------------------------------------
                                  MALE -- INSURANCE AGE 55 -- STANDARD
                                               NONTOBACCO
                                FEMALE -- INSURANCE AGE 55 -- PREFERRED          GUARANTEED COSTS ASSUMED
                                               NONTOBACCO                          ANNUAL PREMIUM $15,000
INITIAL SPECIFIED AMOUNT $1,000,000
DEATH BENEFIT OPTION 1
---------------------------------------------------------------------------------------------------------
                                                        POLICY VALUE          CASH SURRENDER VALUE
        PREMIUM(1)                                 ASSUMING HYPOTHETICAL     ASSUMING HYPOTHETICAL
       ACCUMULATED         DEATH BENEFIT                   GROSS                     GROSS
END OF WITH ANNUAL  ASSUMING HYPOTHETICAL GROSS   ANNUAL INVESTMENT RETURN  ANNUAL INVESTMENT RETURN
POLICY   INTEREST   ANNUAL INVESTMENT RETURN OF              OF                        OF
YEAR      AT 5%        0%        6%       12%       0%      6%      12%       0%      6%      12%
---------------------------------------------------------------------------------------------------------
   1       15,750  1,000,000 1,000,000 1,000,000  12,876  13,695    14,514      --      --        --
   2       32,288  1,000,000 1,000,000 1,000,000  25,434  27,876    30,418   6,740   9,182    11,724
   3       49,652  1,000,000 1,000,000 1,000,000  37,665  42,547    47,832  18,971  23,853    29,138
   4       67,884  1,000,000 1,000,000 1,000,000  49,557  57,709    66,892  30,863  39,015    48,198
   5       87,029  1,000,000 1,000,000 1,000,000  61,095  73,362    87,744  42,401  54,668    69,050

   6      107,130  1,000,000 1,000,000 1,000,000  72,259  89,499   110,542  55,434  72,675    93,718
   7      128,237  1,000,000 1,000,000 1,000,000  83,020 106,107   135,454  68,066  91,153   120,499
   8      150,398  1,000,000 1,000,000 1,000,000  93,347 123,168   162,659  80,262 110,083   149,574
   9      173,668  1,000,000 1,000,000 1,000,000 103,203 140,659   192,358  91,986 129,443   181,141
  10      198,102  1,000,000 1,000,000 1,000,000 112,547 158,557   224,772 103,200 149,210   215,426

  15      339,862  1,000,000 1,000,000 1,000,000 153,435 257,225   442,392 153,435 257,225   442,392
  20      520,789  1,000,000 1,000,000 1,000,000 169,493 359,386   786,775 169,493 359,386   786,775
  25      751,702  1,000,000 1,000,000 1,421,506 135,425 450,396 1,353,816 135,425 450,396 1,353,816
  30    1,046,412  1,000,000 1,000,000 2,367,326      -- 497,767 2,254,596      -- 497,767 2,254,596
  35    1,422,545            1,000,000 3,835,559         420,544 3,652,913         420,544 3,652,913

  40    1,902,596                      5,934,199                 5,875,445                 5,875,445
  45    2,515,277                      9,577,699                 9,577,699                 9,577,699
---------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



60  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Massachusetts, New Jersey and Texas).

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) PREMIUM: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Massachusetts, New Jersey and Texas).

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.

DURATION: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.

FIXED ACCOUNT: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

GOOD ORDER: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all policy owners, exactly as registered on the policy, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit is paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  61

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

  -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

  -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.

- On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life expects will have similar mortality experience.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

2001 CSO POLICIES: Policies issued based on applications signed on or after October 1, 2008, where approved, and any policy issued on or after January 1, 2009, regardless of the date of the application.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.



62  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  63

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 862-7919

Additional information about RiverSource Variable Life Separate Account
     (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
           RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                       RiverSource Life Insurance Company
            70100 Ameriprise Financial Center, Minneapolis, MN 55474
                                1 (800) 862-7919
                          riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
(for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC,
                   100 F Street, N.E., Washington, D.C. 20549.

                      Investment Company Act File #811-4298

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
       annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with Ameriprise Financial Services, Inc.


     (C) 2008-2010 RiverSource Life Insurance Company. All rights reserved.




S-6202 N (4/10)

PART B: STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



            RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE

                               (SUCCESSION SELECT)



                  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE (VUL)



              RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III (VUL III)



               RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV (VUL IV)



            RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

                                  (VUL IV - ES)




                                 APRIL 30, 2010


ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY
            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            Website address: riversource.com/lifeinsurance
            RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT (previously IDS Life Variable Life Separate Account)

RiverSource Variable Life Separate Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.


S-6333 H (4/10)

TABLE OF CONTENTS


INFORMATION ABOUT RIVERSOURCE LIFE...................   P. 3
Ownership............................................   p. 3
State Regulation.....................................   p. 3
Reports..............................................   p. 3
Rating Agencies......................................   p. 3
PRINCIPAL UNDERWRITER................................   P. 4
THE VARIABLE ACCOUNT.................................   P. 4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE
  POLICIES...........................................   P. 5
Additional Information on Payment Options for
  RiverSource - SPVL, Succession Select, VUL, V2D,
  VUL III, VUL IV and VUL IV - ES....................   p. 5
Additional Information on Underwriting for
  RiverSource - SPVL.................................   p. 5
REVENUES RECEIVED DURING CALENDAR YEAR 2009..........  P. 11
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........  P. 11





 2    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

INFORMATION ABOUT RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP
We are a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION
We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.

REPORTS
At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES
We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    3

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.


RiverSource Distributors retains no underwriting commissions from the sale of the policy. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2009 was $307,628,681; in 2008 was $383,542,107; and in 2007 was $322,665,705.


THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.


 4    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES


ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR RIVERSOURCE -- SPVL, SUCCESSION SELECT, VUL, V2D, VUL III, VUL IV AND VUL IV - ES


RIVERSOURCE - SPVL

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE


                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------
AGE                    BEGINNING                       5 YEARS           10 YEARS          15 YEARS
PAYEE                   IN YEAR                     MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                        2010                     $ 5.19    $4.61    $5.08    $4.57    $4.90    $4.49
                          2015                       5.11     4.55     5.01     4.51     4.84     4.43
                          2020                       5.03     4.49     4.94     4.45     4.78     4.39
                          2025                       4.95     4.43     4.87     4.40     4.73     4.34
                          2030                       4.88     4.38     4.81     4.35     4.68     4.30
70                        2010                       6.03     5.28     5.79     5.18     5.42     5.00
                          2015                       5.92     5.19     5.70     5.10     5.36     4.94
                          2020                       5.81     5.10     5.61     5.03     5.30     4.88
                          2025                       5.71     5.03     5.53     4.96     5.24     4.83
                          2030                       5.61     4.95     5.45     4.89     5.18     4.77
75                        2010                       7.14     6.23     6.63     5.99     5.95     5.60
                          2015                       6.99     6.10     6.52     5.89     5.90     5.54
                          2020                       6.84     5.99     6.42     5.79     5.84     5.47
                          2025                       6.71     5.88     6.32     5.71     5.78     5.41
                          2030                       6.58     5.78     6.23     5.62     5.73     5.35
85                        2010                      10.45     9.41     8.44     8.04     6.72     6.62
                          2015                      10.22     9.19     8.36     7.93     6.70     6.59
                          2020                      10.00     8.98     8.27     7.83     6.68     6.57
                          2025                       9.79     8.78     8.19     7.74     6.67     6.54
                          2030                       9.60     8.59     8.11     7.64     6.65     6.52



ADDITIONAL INFORMATION ON UNDERWRITING FOR RIVERSOURCE - SPVL
For certain insurance ages, if the amount of the initial single premium does not exceed limits we establish, we may deem your answers to certain medical questions on the application to constitute satisfactory evidence of insurability of the person whose life you propose to insure. We call this process "simplified underwriting." If simplified underwriting is not available, either because the insurance age of the proposed insured, or because the amount of the initial single premium exceeds our limits, full underwriting accordance with our underwriting rules and procedures is required. Because we offer simplified underwriting

                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    5
under certain circumstances in connection with the policy, it is possible that the costs of insurance for this policy may be higher for a healthy insured than the cost of insurance rates under other policies we offer which require full underwriting.

SUCCESSION SELECT
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


 6    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.

OPTION C TABLE


                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------
AGE                    BEGINNING                       5 YEARS           10 YEARS          15 YEARS
PAYEE                   IN YEAR                     MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                        2010                     $ 5.19    $4.61    $5.08    $4.57    $4.90    $4.49
                          2015                       5.11     4.55     5.01     4.51     4.84     4.43
                          2020                       5.03     4.49     4.94     4.45     4.78     4.39
                          2025                       4.95     4.43     4.87     4.40     4.73     4.34
                          2030                       4.88     4.38     4.81     4.35     4.68     4.30
70                        2010                       6.03     5.28     5.79     5.18     5.42     5.00
                          2015                       5.92     5.19     5.70     5.10     5.36     4.94
                          2020                       5.81     5.10     5.61     5.03     5.30     4.88
                          2025                       5.71     5.03     5.53     4.96     5.24     4.83
                          2030                       5.61     4.95     5.45     4.89     5.18     4.77
75                        2010                       7.14     6.23     6.63     5.99     5.95     5.60
                          2015                       6.99     6.10     6.52     5.89     5.90     5.54
                          2020                       6.84     5.99     6.42     5.79     5.84     5.47
                          2025                       6.71     5.88     6.32     5.71     5.78     5.41
                          2030                       6.58     5.78     6.23     5.62     5.73     5.35
85                        2010                      10.45     9.41     8.44     8.04     6.72     6.62
                          2015                      10.22     9.19     8.36     7.93     6.70     6.59
                          2020                      10.00     8.98     8.27     7.83     6.68     6.57
                          2025                       9.79     8.78     8.19     7.74     6.67     6.54
                          2030                       9.60     8.59     8.11     7.64     6.65     6.52



VUL
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                       5                                            $18.32
                      10                                             10.06
                      15                                              7.34
                      20                                              6.00
                      25                                              5.22
                      30                                              4.72


We will furnish monthly amounts for other payment periods at your request, without charge.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    7

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH              ADJUSTMENT                 CALENDAR YEAR OF PAYEE'S BIRTH     ADJUSTMENT
Before 1920                                      0                                1945-1949                    6
1920-1924                                        1                                1950-1959                    7
1925-1929                                        2                                1960-1969                    8
1930-1934                                        3                                1970-1979                    9
1935-1939                                        4                                1980-1989                   10
1940-1944                                        5                               After 1989                   11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                               LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------------
                                                   10 YEARS          15 YEARS          20 YEARS
ADJUSTED AGE PAYEE                              MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
50                                              $4.22    $3.89    $4.17    $3.86    $4.08    $3.82
55                                               4.62     4.22     4.53     4.18     4.39     4.11
60                                               5.14     4.66     4.96     4.57     5.71     4.44
65                                               5.81     5.22     5.46     5.05     5.02     4.79
70                                               6.61     5.96     5.96     5.60     5.27     5.12
75                                               7.49     6.89     6.38     6.14     5.42     5.35


V2D AND VUL III
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


 8    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR                                                           CALENDAR YEAR
OF PAYEE'S BIRTH                ADJUSTMENT                            OF PAYEE'S BIRTH              ADJUSTMENT
Before 1920                          0                                    1945-1949                      6
1920-1924                            1                                    1950-1959                      7
1925-1929                            2                                    1960-1969                      8
1930-1934                            3                                    1970-1979                      9
1935-1939                            4                                    1980-1989                     10
1940-1944                            5                                   After 1989                     11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                               LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------------
                                                   10 YEARS          15 YEARS          20 YEARS
ADJUSTED AGE PAYEE                              MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
50                                              $4.22    $3.89    $4.17    $3.86    $4.08    $3.82
55                                               4.62     4.22     4.53     4.18     4.39     4.11
60                                               5.14     4.66     4.96     4.57     5.71     4.44
65                                               5.81     5.22     5.46     5.05     5.02     4.79
70                                               6.61     5.96     5.96     5.60     5.27     5.12
75                                               7.49     6.89     6.38     6.14     5.42     5.35


VUL IV/VUL IV -- ES
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    9

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE


                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------
AGE                    BEGINNING                       5 YEARS           10 YEARS          15 YEARS
PAYEE                   IN YEAR                     MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                        2010                     $ 5.19    $4.61    $5.08    $4.57    $4.90    $4.49
                          2015                       5.11     4.55     5.01     4.51     4.84     4.43
                          2020                       5.03     4.49     4.94     4.45     4.78     4.39
                          2025                       4.95     4.43     4.87     4.40     4.73     4.34
                          2030                       4.88     4.38     4.81     4.35     4.68     4.30
70                        2010                       6.03     5.28     5.79     5.18     5.42     5.00
                          2015                       5.92     5.19     5.70     5.10     5.36     4.94
                          2020                       5.81     5.10     5.61     5.03     5.30     4.88
                          2025                       5.71     5.03     5.53     4.96     5.24     4.83
                          2030                       5.61     4.95     5.45     4.89     5.18     4.77
75                        2010                       7.14     6.23     6.63     5.99     5.95     5.60
                          2015                       6.99     6.10     6.52     5.89     5.90     5.54
                          2020                       6.84     5.99     6.42     5.79     5.84     5.47
                          2025                       6.71     5.88     6.32     5.71     5.78     5.41
                          2030                       6.58     5.78     6.23     5.62     5.73     5.35
85                        2010                      10.45     9.41     8.44     8.04     6.72     6.62
                          2015                      10.22     9.19     8.36     7.93     6.70     6.59
                          2020                      10.00     8.98     8.27     7.83     6.68     6.57
                          2025                       9.79     8.78     8.19     7.74     6.67     6.54
                          2030                       9.60     8.59     8.11     7.64     6.65     6.52



The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


 10    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

REVENUES RECEIVED DURING CALENDAR YEAR 2009



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2009. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.



--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $16,862,538.30
Oppenheimer Variable Account Funds                                            $16,181,350.38
Wanger Advisors Trust                                                         $ 9,058,474.96
Columbia Funds Variable Insurance Trust                                       $ 8,079,865.39
Janus Aspen Series                                                            $ 8,045,298.84
Invesco Variable Insurance Funds (previously AIM Variable Insurance Funds)    $ 7,421,603.88
AllianceBernstein Variable Products Series Fund, Inc.                         $ 6,944,576.59
Van Kampen Life Investment Trust                                              $ 6,875,389.20
PIMCO Variable Insurance Trust                                                $ 6,211,733.09
American Century(R) Variable Portfolios, Inc.                                 $ 4,784,673.03
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 4,340,994.50
Eaton Vance Variable Trust                                                    $ 3,894,123.46
Goldman Sachs Variable Insurance Trust                                        $ 2,774,705.10
MFS(R) Variable Insurance Trust(SM)                                           $ 2,592,681.47
The Universal Institutional Funds, Inc.                                       $ 2,356,481.41
Evergreen Variable Annuity Trust                                              $ 1,975,681.74
Neuberger Berman Advisers Management Trust                                    $ 1,350,137.36
Wells Fargo Advantage Variable Trust Funds                                    $ 1,276,378.48
Putnam Variable Trust                                                         $ 1,146,355.35
Credit Suisse Trust                                                           $   728,188.25
Royce Capital Fund                                                            $   275,541.01
Third Avenue Variable Series Trust                                            $   262,253.82
Lazard Retirement Series, Inc.                                                $   149,294.72
Calvert Variable Series, Inc.                                                 $    98,468.89
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $    94,399.82
Pioneer Variable Contracts Trust                                              $    82,957.41
Legg Mason Partners Variable Portfolios                                       $    23,855.82
STI Classic Variable Trust                                                    $    15,842.14
Premier VIT                                                                   $     3,804.89
Lincoln Variable Insurance Products Trust                                     $     2,495.59
J.P. Morgan Series Trust II                                                   $     1,187.23
--------------------------------------------------------------------------------------------




If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Series Trust Funds
(RVST) or their affiliates would be at the top of the list.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of RiverSource Life Insurance Company at Dec. 31, 2009 and 2008, and for each of the three years in the period ended Dec. 31, 2009, and the individual financial statements of the segregated asset divisions of RiverSource Variable Life Separate Account, sponsored by RiverSource Life Insurance Company, at Dec. 31, 2009, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



THE BOARD OF DIRECTORS



RIVERSOURCE LIFE INSURANCE COMPANY



We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource Variable Life Separate Account (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource Variable Life Separate Account, referred to in Note 1, at December 31, 2009, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


                                        (-s- ERNST & YOUNG LLP)


Minneapolis, Minnesota



April 23, 2010



 12    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                    INVESCO VI   INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI
                                                    CAP APPR,     CAP APPR,     CAP DEV,      CAP DEV,      CORE EQ,
DEC. 31, 2009                                         SER I        SER II         SER I        SER II         SER I
 ASSETS
Investments, at fair value(1),(2)                  $11,765,089   $7,674,624   $  7,408,234   $3,380,172   $156,013,482
Dividends receivable                                        --           --             --           --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             1,419        1,437             37        1,604         92,699
Receivable for share redemptions                        11,428        5,844         13,754        2,590        245,271
----------------------------------------------------------------------------------------------------------------------
Total assets                                        11,777,936    7,681,905      7,422,025    3,384,366    156,351,452
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       8,855        5,844          5,598        2,590        113,779
    Minimum death benefit guarantee risk charge             --           --             --           --             --
    Contract terminations                                2,574           --          8,156           --        131,492
Payable for investments purchased                        1,419        1,437             37        1,604         92,699
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       12,848        7,281         13,791        4,194        337,970
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                            11,765,088    7,674,624      7,408,234    3,380,172    156,013,482
Net assets applicable to seed money                         --           --             --           --             --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $11,765,088   $7,674,624   $  7,408,234   $3,380,172   $156,013,482
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  578,706      383,731        656,177      307,568      6,260,573
(2) Investments, at cost                           $13,607,885   $8,789,707   $  8,370,472   $4,237,511   $149,026,496
----------------------------------------------------------------------------------------------------------------------


                                                    INVESCO VI   INVESCO VI    INVESCO VI    INVESCO VI      AB VPS
                                                       DYN,       FIN SERV,     INTL GRO,       TECH,      GRO & INC,
DEC. 31, 2009 (CONTINUED)                             SER I         SER I        SER II         SER I         CL B
 ASSETS
Investments, at fair value(1),(2)                  $   669,699   $3,787,253   $109,055,049   $3,444,043   $ 14,488,061
Dividends receivable                                        --           --             --           --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --            4         33,423          254             65
Receivable for share redemptions                         5,056        4,002         81,277        2,538         25,599
----------------------------------------------------------------------------------------------------------------------
Total assets                                           674,755    3,791,259    109,169,749    3,446,835     14,513,725
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                         511        2,810         81,277        2,539         11,067
    Minimum death benefit guarantee risk charge             --           --             --           --             --
    Contract terminations                                4,545        1,192             --           --         14,532
Payable for investments purchased                           --            4         33,423          254             65
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        5,056        4,006        114,700        2,793         25,664
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                               669,699    3,787,253    109,055,049    3,444,042     14,488,061
Net assets applicable to seed money                         --           --             --           --             --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $   669,699   $3,787,253   $109,055,049   $3,444,042   $ 14,488,061
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   47,062      742,599      4,254,977      261,110        960,747
(2) Investments, at cost                           $   675,604   $4,803,760   $ 98,558,955   $2,953,558   $ 20,998,594
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    13

STATEMENTS OF ASSETS AND LIABILITIES



                                                      AB VPS         AB VPS        AC VP         AC VP         AC VP
                                                     INTL VAL,    LG CAP GRO,      INTL,         INTL,          VAL,
DEC. 31, 2009 (CONTINUED)                              CL B           CL B          CL I         CL II          CL I
 ASSETS
Investments, at fair value(1),(2)                  $107,297,138    $1,793,296   $19,252,021   $ 7,855,333   $61,999,817
Dividends receivable                                         --            --            --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                             39,300           223        19,992            --         1,918
Receivable for share redemptions                         80,881         1,342        61,669         6,262        82,242
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        107,417,319     1,794,861    19,333,682     7,861,595    62,083,977
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       80,881         1,342        14,573         6,061        45,562
    Minimum death benefit guarantee risk charge              --            --            --            --            --
    Contract terminations                                    --            --        47,096           201        36,680
Payable for investments purchased                        39,300           223        19,992            --         1,918
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       120,181         1,565        81,661         6,262        84,160
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                            107,297,138     1,793,296    19,252,021     7,855,333    61,999,817
Net assets applicable to seed money                          --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $107,297,138    $1,793,296   $19,252,021   $ 7,855,333   $61,999,817
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 7,379,446        72,544     2,490,559     1,017,530    11,742,390
(2) Investments, at cost                           $116,684,891    $1,684,668   $18,430,984   $ 8,207,637   $78,957,497
-----------------------------------------------------------------------------------------------------------------------


                                                       AC VP        CALVERT        COL HI          CS            CS
                                                       VAL,            VS        YIELD, VS     COMMODITY      U.S. EQ
DEC. 31, 2009 (CONTINUED)                              CL II       SOCIAL BAL       CL B         RETURN        FLEX I
 ASSETS
Investments, at fair value(1),(2)                  $ 18,655,198    $6,786,209   $ 5,534,478   $11,392,421   $10,326,352
Dividends receivable                                         --            --            --     1,106,430            --
Accounts receivable from RiverSource Life for
  contract purchase payments                                 --            --         3,998            --        10,644
Receivable for share redemptions                         24,569         8,351         4,153        15,768        26,877
-----------------------------------------------------------------------------------------------------------------------
Total assets                                         18,679,767     6,794,560     5,542,629    12,514,619    10,363,873
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       14,405         5,079         4,153         8,385         7,394
    Minimum death benefit guarantee risk charge              --            --            --            --            --
    Contract terminations                                10,164         3,272            --         7,383        19,483
Payable for investments purchased                            --            --         3,998     1,106,430        10,644
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        24,569         8,351         8,151     1,122,198        37,521
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             18,655,198     6,786,209     5,534,478    11,392,421    10,326,352
Net assets applicable to seed money                          --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $ 18,655,198    $6,786,209   $ 5,534,478   $11,392,421   $10,326,352
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 3,526,502     4,426,751       567,639     1,487,261       828,096
(2) Investments, at cost                           $ 24,968,100    $7,829,624   $ 5,390,868   $15,358,382   $12,484,421
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 14    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                     EV VT           EG VA         EG VA        FID VIP       FID VIP
                                                 FLOATING-RATE    FUNDAMENTAL     INTL EQ,    CONTRAFUND,    GRO & INC,
DEC. 31, 2009 (CONTINUED)                             INC        LG CAP, CL 2       CL 2       SERV CL 2      SERV CL
 ASSETS
Investments, at fair value(1),(2)                 $53,480,440    $ 13,136,795   $31,779,977   $86,835,987   $56,897,628
Dividends receivable                                  201,063              --            --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                           21,827           7,687         9,293        20,427         5,224
Receivable for share redemptions                       39,749          10,109        36,017        64,893        69,319
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       53,743,079      13,154,591    31,825,287    86,921,307    56,972,171
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     39,748           9,714        23,300        64,893        42,905
    Minimum death benefit guarantee risk charge            --              --            --            --            --
    Contract terminations                                  --             395        12,717            --        26,415
Payable for investments purchased                     222,891           7,687         9,293        20,427         5,224
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     262,639          17,796        45,310        85,320        74,544
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                 53,480,440      13,136,795    31,779,977    86,835,987    56,897,627
Net assets applicable to seed money                        --              --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $53,480,440    $ 13,136,795   $31,779,977   $86,835,987   $56,897,627
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               5,909,441         770,035     3,000,942     4,279,743     5,172,512
(2) Investments, at cost                          $50,531,966    $ 12,590,995   $25,759,374   $94,902,318   $66,390,516
-----------------------------------------------------------------------------------------------------------------------


                                                    FID VIP         FID VIP       FID VIP       FID VIP       FID VIP
                                                   GRO & INC,      MID CAP,       MID CAP,     OVERSEAS,     OVERSEAS,
DEC. 31, 2009 (CONTINUED)                          SERV CL 2        SERV CL      SERV CL 2      SERV CL      SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                 $23,269,058    $158,794,653   $84,273,744   $28,364,154   $13,877,009
Dividends receivable                                       --              --            --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                            3,946          64,853        35,747         3,069        10,994
Receivable for share redemptions                       17,794         170,654        64,259        56,237        10,586
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       23,290,798     159,030,160    84,373,750    28,423,460    13,898,589
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     17,794         118,357        64,259        21,379        10,586
    Minimum death benefit guarantee risk charge            --              --            --            --            --
    Contract terminations                                  --          52,297            --        34,858            --
Payable for investments purchased                       3,946          64,853        35,747         3,069        10,994
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      21,740         235,507       100,006        59,306        21,580
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                 23,269,058     158,794,653    84,273,744    28,364,154    13,877,009
Net assets applicable to seed money                        --              --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $23,269,058    $158,794,653   $84,273,744   $28,364,154   $13,877,009
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               2,134,776       6,249,298     3,357,520     1,892,205       930,094
(2) Investments, at cost                          $28,447,229    $155,378,660   $94,662,468   $32,461,553   $16,768,680
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    15

STATEMENTS OF ASSETS AND LIABILITIES



                                             FTVIPT FRANK     FTVIPT FRANK       FTVIPT         GS VIT      GS VIT STRUCTD
                                           GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES      MID CAP       SM CAP EQ,
DEC. 31, 2009 (CONTINUED)                        CL 2             CL 2         SEC, CL 2       VAL, INST         INST
 ASSETS
Investments, at fair value(1),(2)             $44,680,705      $34,434,715    $17,966,415    $126,835,271    $  5,122,628
Dividends receivable                                   --               --             --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                    2,032            4,629             --          17,993             113
Receivable for share redemptions                   49,599           34,470         16,970         125,648           5,343
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   44,732,336       34,473,814     17,983,385     126,978,912       5,128,084
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 33,718           26,079         13,484          95,256           3,855
    Minimum death benefit guarantee risk
          charge                                       --               --             --              --              --
    Contract terminations                          15,881            8,391          3,486          30,392           1,488
Payable for investments purchased                   2,032            4,629             --          17,993             113
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  51,631           39,099         16,970         143,641           5,456
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             44,680,705       34,434,715     17,966,415     126,835,271       5,122,628
Net assets applicable to seed money                    --               --             --              --              --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $44,680,705      $34,434,715    $17,966,415    $126,835,271    $  5,122,628
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           4,091,640        2,696,532      1,232,264      11,174,914         580,797
(2) Investments, at cost                      $82,462,774      $38,427,731    $21,300,380    $153,005,525    $  6,591,951
--------------------------------------------------------------------------------------------------------------------------


                                            GS VIT STRUCTD     JANUS ASPEN    JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                               U.S. EQ,        ENTERPRISE,    GLOBAL TECH,      JANUS,         OVERSEAS,
DEC. 31, 2009 (CONTINUED)                        INST             SERV            SERV           SERV            SERV
 ASSETS
Investments, at fair value(1),(2)             $36,440,536      $10,228,760    $10,742,576    $113,948,481    $100,207,524
Dividends receivable                                   --               --             --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                      941               --          5,569          48,122           9,740
Receivable for share redemptions                   34,910           15,793          8,596          84,882         115,352
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   36,476,387       10,244,553     10,756,741     114,081,485     100,332,616
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 27,523            7,640          7,962          84,882          74,951
    Minimum death benefit guarantee risk
          charge                                       --               --             --              --              --
    Contract terminations                           7,387            8,153            634              --          40,400
Payable for investments purchased                     941               --          5,569          48,122           9,740
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  35,851           15,793         14,165         133,004         125,091
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             36,440,536       10,228,760     10,742,576     113,948,481     100,207,525
Net assets applicable to seed money                    --               --             --              --              --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $36,440,536      $10,228,760    $10,742,576    $113,948,481    $100,207,525
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           3,835,846          342,099      2,361,006       5,397,844       2,222,882
(2) Investments, at cost                      $45,743,110      $10,118,529    $10,373,562    $113,927,374    $ 85,148,195
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 16    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                MFS                MFS               MFS               OPPEN           OPPEN
                                           INV GRO STOCK,       NEW DIS,          UTILITIES,      GLOBAL SEC VA,    MAIN ST SM
DEC. 31, 2009 (CONTINUED)                     SERV CL            SERV CL           SERV CL             SERV        CAP VA, SERV
 ASSETS
Investments, at fair value(1),(2)           $155,670,530       $18,294,985       $17,698,231        $ 4,703,363     $5,677,410
Dividends receivable                                  --                --                --                 --             --
Accounts receivable from RiverSource
  Life for contract purchase payments             54,657             5,434            31,357             24,217          1,022
Receivable for share redemptions                 116,033            13,804            13,157              3,468          4,314
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                 155,841,220        18,314,223        17,742,745          4,731,048      5,682,746
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee               116,033            13,664            13,157              3,468          4,269
    Minimum death benefit guarantee
          risk charge                                 --                --                --                 --             --
    Contract terminations                             --               141                --                 --             45
Payable for investments purchased                 54,657             5,434            31,357             24,217          1,022
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                170,690            19,239            44,514             27,685          5,336
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period           155,670,530        18,294,984        17,698,231          4,703,363      5,677,410
Net assets applicable to seed money                   --                --                --                 --             --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                            $155,670,530       $18,294,984       $17,698,231        $ 4,703,363     $5,677,410
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                         16,181,968         1,401,915           781,379            178,971        397,578
(2) Investments, at cost                    $129,737,127       $18,781,136       $20,249,375        $ 5,118,872     $5,987,917
-------------------------------------------------------------------------------------------------------------------------------


                                            OPPEN GLOBAL      PIMCO VIT ALL         PUT VT            PUT VT          PUT VT
                                         STRATEGIC INC VA,   ASSET, ADVISOR   GLOBAL HLTH CARE,      HI YIELD,       INTL EQ,
DEC. 31, 2009 (CONTINUED)                       SERV               CL               CL IB              CL IB           CL IB
 ASSETS
Investments, at fair value(1),(2)           $154,952,698       $90,029,768       $ 3,582,550        $11,301,334     $2,685,126
Dividends receivable                                  --                --                --                 --             --
Accounts receivable from RiverSource
  Life for contract purchase payments             64,057            33,004             1,404                719             --
Receivable for share redemptions                 115,962            67,066             2,705              9,124          7,065
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                 155,132,717        90,129,838         3,586,659         11,311,177      2,692,191
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee               115,962            67,066             2,705              8,321          2,056
    Minimum death benefit guarantee
          risk charge                                 --                --                --                 --             --
    Contract terminations                             --                --                --                803          5,009
Payable for investments purchased                 64,057            33,004             1,404                719             --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                180,019           100,070             4,109              9,843          7,065
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period           154,952,698        90,029,768         3,582,550         11,301,334      2,685,023
Net assets applicable to seed money                   --                --                --                 --            103
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                            $154,952,698       $90,029,768       $ 3,582,550        $11,301,334     $2,685,126
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                         28,801,617         8,574,264           294,618          1,712,323        242,340
(2) Investments, at cost                    $153,833,992       $93,062,883       $ 3,497,067        $11,994,512     $3,547,460
-------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    17

STATEMENTS OF ASSETS AND LIABILITIES



                                                 PUT VT         PUT VT     ROYCE MICRO-CAP,    DISC ASSET     DISC ASSET
                                                NEW OPP,        VISTA,          INVEST           ALLOC,         ALLOC,
DEC. 31, 2009 (CONTINUED)                         CL IA         CL IB             CL              AGGR          CONSERV
 ASSETS
Investments, at fair value(1),(2)             $ 92,082,353   $ 5,916,711      $67,145,925     $  5,493,241    $2,573,051
Dividends receivable                                    --            --               --               --            --
Accounts receivable from RiverSource Life
  for contract purchase payments                    47,122           215               --            3,989        77,365
Receivable for share redemptions                   159,982         4,520           88,390               --            --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                    92,289,457     5,921,446       67,234,315        5,497,230     2,650,416
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  67,287         4,477           49,895            4,152         1,934
    Minimum death benefit guarantee risk
          charge                                        --            --               --               --            --
    Contract terminations                           92,695            42           38,495               --            --
Payable for investments purchased                   47,122           215               --               --            --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  207,104         4,734           88,390            4,152         1,934
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              92,082,353     5,916,712       67,145,925        5,493,078     2,648,393
Net assets applicable to seed money                     --            --               --               --            89
-------------------------------------------------------------------------------------------------------------------------
Total net assets                              $ 92,082,353   $ 5,916,712      $67,145,925     $  5,493,078    $2,648,482
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            5,310,401       513,158        7,045,742          627,541       261,319
(2) Investments, at cost                      $124,975,497   $ 6,361,509      $66,099,332     $  4,993,285    $2,318,966
-------------------------------------------------------------------------------------------------------------------------


                                               DISC ASSET     DISC ASSET      DISC ASSET       VP DAVIS NY       VP GS
                                                 ALLOC,         ALLOC,          ALLOC,          VENTURE,     MID CAP VAL,
DEC. 31, 2009 (CONTINUED)                          MOD         MOD AGGR       MOD CONSERV         CL 3           CL 3
 ASSETS
Investments, at fair value(1),(2)             $ 12,618,008   $14,483,253      $ 4,733,543     $124,950,187    $  573,250
Dividends receivable                                    --            --               --               --            --
Accounts receivable from RiverSource Life
  for contract purchase payments                   109,431        31,733               --           58,322            --
Receivable for share redemptions                        --            --               --               --            --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                    12,727,439    14,514,986        4,733,543      125,008,509       573,250
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   9,176        10,639            3,571           93,153           436
    Minimum death benefit guarantee risk
          charge                                        --            --               --               --            --
    Contract terminations                            4,550            --              264               --           390
Payable for investments purchased                       --            --               --               --            --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   13,726        10,639            3,835           93,153           826
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              12,713,713    14,504,347        4,729,708      124,915,356       572,317
Net assets applicable to seed money                     --            --               --               --           107
-------------------------------------------------------------------------------------------------------------------------
Total net assets                              $ 12,713,713   $14,504,347      $ 4,729,708     $124,915,356    $  572,424
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            1,377,594     1,614,693          500,550       13,948,942        62,484
(2) Investments, at cost                      $ 11,901,705   $13,495,131      $ 4,323,155     $115,906,813    $  548,327
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 18    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                              VP PTNRS        RVS VP             RVS VP             RVS VP          RVS VP
                                             SM CAP VAL,       BAL,            CASH MGMT,          DIV BOND,      DIV EQ INC,
DEC. 31, 2009 (CONTINUED)                       CL 3           CL 3               CL 3               CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)           $ 90,191,705   $171,946,757       $ 90,741,516       $381,337,546    $365,443,749
Dividends receivable                                  --             --                 24                 --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                  45,787         31,669             32,709            125,307          50,374
Receivable for share redemptions                      --             --                 --                 --              --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                  90,237,492    171,978,426         90,774,249        381,462,853     365,494,123
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                67,366        127,040             69,210            284,469         273,974
    Minimum death benefit guarantee risk
          charge                                      --          1,112                105                278              --
    Contract terminations                             --         87,270             37,440             57,730          85,944
Payable for investments purchased                     --             --                 --                 --              --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 67,366        215,422            106,755            342,477         359,918
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            90,170,126    171,763,004         90,667,494        381,120,376     365,134,205
Net assets applicable to seed money                   --             --                 --                 --              --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                            $ 90,170,126   $171,763,004       $ 90,667,494       $381,120,376    $365,134,205
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          7,354,131     13,990,554         90,741,516         35,436,308      32,418,733
(2) Investments, at cost                    $ 87,617,654   $197,434,760       $ 90,701,545       $368,931,331    $412,647,892
-----------------------------------------------------------------------------------------------------------------------------


                                               RVS VP         RVS VP         RVS VP GLOBAL          RVS VP          RVS VP
                                               DYN EQ,     GLOBAL BOND,   INFLATION PROT SEC,   HI YIELD BOND,     INC OPP,
DEC. 31, 2009 (CONTINUED)                       CL 3           CL 3               CL 3               CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)           $261,670,413   $109,701,043       $120,912,475       $ 65,258,370    $ 99,041,498
Dividends receivable                                  --             --                 --                 --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                  73,589         33,253             58,358             20,200          29,385
Receivable for share redemptions                      --             --                 --                 --              --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                 261,744,002    109,734,296        120,970,833         65,278,570      99,070,883
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee               197,004         81,740             90,043             49,744          73,665
    Minimum death benefit guarantee risk
          charge                                     322             --                 --                 --              --
    Contract terminations                        292,656             --                 --             45,409           9,927
Payable for investments purchased                     --             --                 --                 --              --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                489,982         81,740             90,043             95,153          83,592
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period           261,254,020    109,652,556        120,880,790         65,183,417      98,987,291
Net assets applicable to seed money                   --             --                 --                 --              --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                            $261,254,020   $109,652,556       $120,880,790       $ 65,183,417    $ 98,987,291
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                         15,891,628      9,541,286         12,858,694          9,731,146       9,245,220
(2) Investments, at cost                    $323,021,032   $105,508,791       $124,621,248       $ 62,464,574    $ 87,844,414
-----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    19

STATEMENTS OF ASSETS AND LIABILITIES



                                                  RVS VP         RVS VP         RVS VP          RVS VP          SEL VP
                                               MID CAP GRO,   MID CAP VAL,     S&P 500,    SHORT DURATION,       GRO,
DEC. 31, 2009 (CONTINUED)                          CL 3           CL 3           CL 3            CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)               $13,986,824    $ 9,898,831   $40,727,069     $ 61,368,272    $45,451,130
Dividends receivable                                     --             --            --               --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                          7,334              8        17,838            8,155         15,392
Receivable for share redemptions                         --             --            --               --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                     13,994,158      9,898,839    40,744,907       61,376,427     45,466,522
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   10,455          7,454        30,397           45,755         34,265
    Minimum death benefit guarantee risk
          charge                                         --             --            --              128             --
    Contract terminations                                --          4,421            --            9,636         34,563
Payable for investments purchased                        --             --            --               --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    10,455         11,875        30,397           55,519         68,828
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               13,983,703      9,886,964    40,714,510       61,320,908     45,397,694
Net assets applicable to seed money                      --             --            --               --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $13,983,703    $ 9,886,964   $40,714,510     $ 61,320,908    $45,397,694
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             1,215,607      1,107,515     5,425,688        6,034,791      7,808,196
(2) Investments, at cost                        $13,642,073    $11,744,096   $41,445,638     $ 61,526,891    $49,594,878
------------------------------------------------------------------------------------------------------------------------


                                                  SEL VP         SEL VP        THDL VP         THDL VP          THIRD
                                                LG CAP VAL,    SM CAP VAL,    EMER MKTS,      INTL OPP,          AVE
DEC. 31, 2009 (CONTINUED)                          CL 3           CL 3           CL 3            CL 3            VAL
 ASSETS
Investments, at fair value(1),(2)               $ 1,401,370    $14,614,625   $91,321,694     $117,170,680    $60,286,673
Dividends receivable                                     --             --            --               --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            339          3,343        13,851           59,303         25,541
Receivable for share redemptions                         --             --            --               --        124,199
------------------------------------------------------------------------------------------------------------------------
Total assets                                      1,401,709     14,617,968    91,335,545      117,229,983     60,436,413
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    1,149         10,919        68,131           87,881         45,088
    Minimum death benefit guarantee risk
          charge                                         --             --            --               --             --
    Contract terminations                                --            213            --          103,758         79,111
Payable for investments purchased                        --             --            --               --         25,541
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,149         11,132        68,131          191,639        149,740
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                1,400,560     14,606,836    91,267,414      117,038,344     60,286,673
Net assets applicable to seed money                      --             --            --               --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $ 1,400,560    $14,606,836   $91,267,414     $117,038,344    $60,286,673
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               168,557      1,609,959     6,008,214       10,883,190      4,455,778
(2) Investments, at cost                        $ 1,314,935    $18,618,840   $83,440,202     $ 97,052,357    $78,140,987
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 20    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                 VANK LIT        VANK UIF         VANK UIF
                                                COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,      WANGER         WANGER
DEC. 31, 2009 (CONTINUED)                         CL II            CL II            CL II          INTL            USA
 ASSETS
Investments, at fair value(1),(2)              $45,309,456      $23,757,471      $4,214,615    $135,403,781   $118,385,204
Dividends receivable                                    --               --              --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                        25,667            4,679              --          27,977         29,056
Receivable for share redemptions                    33,782           36,463           7,677         146,670        129,890
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    45,368,905       23,798,613       4,222,292     135,578,428    118,544,150
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  33,782           17,673           3,134         101,634         88,891
    Minimum death benefit guarantee risk
          charge                                        --               --              --              --             --
    Contract terminations                               --           18,790           4,543          45,036         41,000
Payable for investments purchased                   25,667            4,679              --          27,977         29,056
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   59,449           41,142           7,677         174,647        158,947
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              45,309,456       23,757,471       4,214,615     135,403,781    118,385,203
Net assets applicable to seed money                     --               --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $45,309,456      $23,757,471      $4,214,615    $135,403,781   $118,385,203
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            4,486,085        3,077,393         464,165       4,562,122      4,312,758
(2) Investments, at cost                       $47,986,838      $24,000,094      $4,617,342    $122,991,397   $117,124,293
--------------------------------------------------------------------------------------------------------------------------






                                                             WF ADV         WF ADV       WF ADV        WF ADV
                                                         VT INDEX ASSET     VT INTL        VT        VT SM CAP
DEC. 31, 2009 (CONTINUED)                                     ALLOC          CORE          OPP          GRO
 ASSETS
Investments, at fair value(1),(2)                          $3,877,943     $1,077,978   $2,849,333   $10,068,529
Dividends receivable                                               --             --           --            --
Accounts receivable from RiverSource Life for contract
  purchase payments                                                --             --           --         1,374
Receivable for share redemptions                               13,611          1,277        6,278         7,881
---------------------------------------------------------------------------------------------------------------
Total assets                                                3,891,554      1,079,255    2,855,611    10,077,784
---------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                              2,954            838        2,181         7,601
    Minimum death benefit guarantee risk charge                    --             --           --            --
    Contract terminations                                      10,656            439        4,097           280
Payable for investments purchased                                  --             --           --         1,374
---------------------------------------------------------------------------------------------------------------
Total liabilities                                              13,610          1,277        6,278         9,255
---------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                       3,877,944      1,077,978    2,849,333    10,068,529
Net assets applicable to seed money                                --             --           --            --
---------------------------------------------------------------------------------------------------------------
Total net assets                                           $3,877,944     $1,077,978   $2,849,333   $10,068,529
---------------------------------------------------------------------------------------------------------------
(1) Investment shares                                         368,276        214,310      189,829     1,585,595
(2) Investments, at cost                                   $4,607,765     $1,647,347   $3,399,026   $11,245,318
---------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    21

STATEMENTS OF OPERATIONS



                                                    INVESCO VI    INVESCO VI    INVESCO VI   INVESCO VI    INVESCO VI
                                                    CAP APPR,     CAP APPR,      CAP DEV,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2009                              SER I         SER II        SER I        SER II        SER I
 INVESTMENT INCOME
Dividend income                                    $    69,172    $   19,109   $        --   $       --   $ 2,562,278
Variable account expenses                              104,115        61,096        62,570       26,482     1,287,856
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (34,943)      (41,987)      (62,570)     (26,482)    1,274,422
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              3,970,014       989,356     2,554,862      557,149    44,331,779
    Cost of investments sold                         5,277,445     1,358,363     3,534,730      872,603    48,212,677
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments    (1,307,431)     (369,007)     (979,868)    (315,454)   (3,880,898)
Distributions from capital gains                            --            --            --           --            --
Net change in unrealized appreciation or
  depreciation of investments                        3,417,296     1,663,334     3,444,137    1,360,712    37,430,280
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       2,109,865     1,294,327     2,464,269    1,045,258    33,549,382
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $ 2,074,922    $1,252,340   $ 2,401,699   $1,018,776   $34,823,804
---------------------------------------------------------------------------------------------------------------------


                                                    INVESCO VI    INVESCO VI    INVESCO VI   INVESCO VI      AB VPS
                                                       DYN,       FIN SERV,     INTL GRO,       TECH,      GRO & INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  SER I         SER I         SER II        SER I         CL B
 INVESTMENT INCOME
Dividend income                                    $        --    $  104,961   $ 1,296,496   $       --   $   471,124
Variable account expenses                                5,608        25,488       614,792       18,077       118,771
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (5,608)       79,473       681,704      (18,077)      352,353
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                272,945       681,495     3,680,319      212,644     2,194,663
    Cost of investments sold                           361,268     1,196,984     4,249,284      214,598     3,708,912
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       (88,323)     (515,489)     (568,965)      (1,954)   (1,514,249)
Distributions from capital gains                            --            --            --           --            --
Net change in unrealized appreciation or
  depreciation of investments                          305,410     1,291,119    23,349,162      936,323     3,525,566
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         217,087       775,630    22,780,197      934,369     2,011,317
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $   211,479    $  855,103   $23,461,901   $  916,292   $ 2,363,670
---------------------------------------------------------------------------------------------------------------------


                                                      AB VPS        AB VPS        AC VP         AC VP        AC VP
                                                    INTL VAL,    LG CAP GRO,      INTL,         INTL,         VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL B          CL B          CL I         CL II         CL I
 INVESTMENT INCOME
Dividend income                                    $ 1,037,733    $       --   $   391,766   $  131,768   $ 3,374,845
Variable account expenses                              845,688        11,320       163,326       61,464       515,874
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        192,045       (11,320)      228,440       70,304     2,858,971
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             22,235,104       389,696     5,969,073    1,173,527    16,659,286
    Cost of investments sold                        28,676,830       448,462     6,878,044    1,494,967    24,780,669
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments    (6,441,726)      (58,766)     (908,971)    (321,440)   (8,121,383)
Distributions from capital gains                            --            --            --           --            --
Net change in unrealized appreciation or
  depreciation of investments                       37,833,808       480,990     5,767,594    2,213,344    15,152,435
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      31,392,082       422,224     4,858,623    1,891,904     7,031,052
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $31,584,127    $  410,904   $ 5,087,063   $1,962,208   $ 9,890,023
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 22    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS




                                                     AC VP        CALVERT VS       COL HI          CS             CS
                                                      VAL,          SOCIAL       YIELD, VS      COMMODITY      U.S. EQ
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL II            BAL           CL B         RETURN         FLEX I
 INVESTMENT INCOME
Dividend income                                   $   873,642     $   133,995   $   480,569   $  1,118,396   $    88,964
Variable account expenses                             148,691          55,273        40,293         77,666        72,380
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       724,951          78,722       440,276      1,040,730        16,584
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             2,350,723       1,241,462       873,667      1,111,794     3,149,937
    Cost of investments sold                        3,574,881       1,619,458       936,416      1,671,743     4,572,095
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (1,224,158)       (377,996)      (62,749)      (559,949)   (1,422,158)
Distributions from capital gains                           --              --            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                       3,570,231       1,648,153     1,175,780      1,172,559     3,226,891
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      2,346,073       1,270,157     1,113,031        612,610     1,804,733
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $ 3,071,024     $ 1,348,879   $ 1,553,307   $  1,653,340   $ 1,821,317
------------------------------------------------------------------------------------------------------------------------


                                                     EV VT           EG VA         EG VA         FID VIP       FID VIP
                                                 FLOATING-RATE    FUNDAMENTAL     INTL EQ,     CONTRAFUND,    GRO & INC,
PERIOD ENDED DEC. 31, 2009 (CONTINUED)                INC        LG CAP, CL 2     CL 2(1)       SERV CL 2      SERV CL
 INVESTMENT INCOME
Dividend income                                   $ 1,834,141     $   112,157   $ 1,069,530   $    902,913   $   515,553
Variable account expenses                             347,865          78,234       244,833        811,535       487,567
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     1,486,276          33,923       824,697         91,378        27,986
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             2,130,811         462,596    11,100,123     52,511,546    16,646,745
    Cost of investments sold                        2,361,659         554,084     9,902,565     72,564,959    22,907,660
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (230,848)        (91,488)    1,197,558    (20,053,413)   (6,260,915)
Distributions from capital gains                           --              --            --         21,173            --
Net change in unrealized appreciation or
  depreciation of investments                      10,500,310       2,809,949     6,020,603     44,816,848    18,656,516
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     10,269,462       2,718,461     7,218,161     24,784,608    12,395,601
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $11,755,738     $ 2,752,384   $ 8,042,858   $ 24,875,986   $12,423,587
------------------------------------------------------------------------------------------------------------------------


                                                    FID VIP         FID VIP       FID VIP        FID VIP       FID VIP
                                                   GRO & INC,      MID CAP,       MID CAP,      OVERSEAS,     OVERSEAS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               SERV CL 2        SERV CL      SERV CL 2       SERV CL      SERV CL 2
 INVESTMENT INCOME
Dividend income                                   $   179,232     $   823,342   $   330,680   $    519,027   $   235,567
Variable account expenses                             187,019       1,308,405       647,095        241,949       107,476
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (7,787)       (485,063)     (316,415)       277,078       128,091
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             3,292,263      41,073,021     8,210,581      8,549,910     1,429,696
    Cost of investments sold                        4,798,691      47,818,831    11,452,896     11,457,607     2,077,417
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (1,506,428)     (6,745,810)   (3,242,315)    (2,907,697)     (647,721)
Distributions from capital gains                           --         714,606       382,404         86,427        38,794
Net change in unrealized appreciation or
  depreciation of investments                       6,424,312      54,208,248    26,807,024      8,520,846     3,289,451
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      4,917,884      48,177,044    23,947,113      5,699,576     2,680,524
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $ 4,910,097     $47,691,981   $23,630,698   $  5,976,654   $ 2,808,615
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    23

STATEMENTS OF OPERATIONS




                                            FTVIPT FRANK     FTVIPT FRANK       FTVIPT          GS VIT       GS VIT STRUCTD
                                          GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES       MID CAP        SM CAP EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL 2             CL 2         SEC, CL 2        VAL, INST          INST
 INVESTMENT INCOME
Dividend income                              $ 4,975,997      $   523,652    $   293,089      $ 2,003,977      $    53,047
Variable account expenses                        348,169          280,829        134,473          999,985           40,542
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                4,627,828          242,823        158,616        1,003,992           12,505
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        7,828,313        7,087,151      1,502,499       21,455,749        1,213,978
    Cost of investments sold                  17,587,883        9,360,183      2,069,613       31,041,746        1,895,890
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (9,759,570)      (2,273,032)      (567,114)      (9,585,997)        (681,912)
Distributions from capital gains                      --        1,442,067             --               --               --
Net change in unrealized appreciation or
  depreciation of investments                 11,978,968        8,453,605      3,956,088       40,332,204        1,783,489
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 2,219,398        7,622,640      3,388,974       30,746,207        1,101,577
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ 6,847,226      $ 7,865,463    $ 3,547,590      $31,750,199      $ 1,114,082
---------------------------------------------------------------------------------------------------------------------------


                                           GS VIT STRUCTD     JANUS ASPEN    JANUS ASPEN      JANUS ASPEN      JANUS ASPEN
                                              U.S. EQ,        ENTERPRISE,    GLOBAL TECH,       JANUS,          OVERSEAS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            INST             SERV            SERV            SERV             SERV
 INVESTMENT INCOME
Dividend income                              $   681,317      $        --    $        --      $   344,162      $   335,076
Variable account expenses                        310,227           85,095         73,049          781,570          744,404
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  371,090          (85,095)       (73,049)        (437,408)        (409,328)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        9,173,553        3,423,173      1,286,323        4,049,792       16,505,858
    Cost of investments sold                  13,356,484        4,151,202      1,605,403        4,762,473       18,240,158
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (4,182,931)        (728,029)      (319,080)        (712,681)      (1,734,300)
Distributions from capital gains                      --               --             --               --        2,334,328
Net change in unrealized appreciation or
  depreciation of investments                 10,054,156        4,229,750      3,904,897       28,752,572       45,433,130
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 5,871,225        3,501,721      3,585,817       28,039,891       46,033,158
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ 6,242,315      $ 3,416,626    $ 3,512,768      $27,602,483      $45,623,830
---------------------------------------------------------------------------------------------------------------------------


                                                 MFS              MFS            MFS             OPPEN            OPPEN
                                           INV GRO STOCK,      NEW DIS,       UTILITIES,    GLOBAL SEC VA,     MAIN ST SM
YEAR ENDED DEC. 31, 2009 (CONTINUED)           SERV CL          SERV CL        SERV CL           SERV         CAP VA, SERV
 INVESTMENT INCOME
Dividend income                              $    98,241      $        --    $   680,707      $    58,535      $    23,592
Variable account expenses                        710,380          131,771        132,217           30,407           37,673
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (612,139)        (131,771)       548,490           28,128          (14,081)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        5,189,912        2,852,285      2,300,366          392,187          546,234
    Cost of investments sold                   5,387,912        3,875,803      3,311,362          540,984          695,642
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (198,000)      (1,023,518)    (1,010,996)        (148,797)        (149,408)
Distributions from capital gains                      --               --             --           64,911               --
Net change in unrealized appreciation or
  depreciation of investments                 32,838,407        8,211,116      4,586,593        1,181,572        1,526,450
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                32,640,407        7,187,598      3,575,597        1,097,686        1,377,042
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $32,028,268      $ 7,055,827    $ 4,124,087      $ 1,125,814      $ 1,362,961
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 24    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS




                                              OPPEN GLOBAL       PIMCO VIT          PUT VT           PUT VT         PUT VT
                                           STRATEGIC INC VA,    ALL ASSET,    GLOBAL HLTH CARE,     HI YIELD,     INTL EQ, CL
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SERV          ADVISOR CL          CL IB             CL IB           IB
 INVESTMENT INCOME
Dividend income                               $    305,599      $ 5,539,269      $   357,788       $ 1,095,459    $       --
Variable account expenses                        1,190,392          698,644           28,437            94,005        21,414
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (884,793)       4,840,625          329,351         1,001,454       (21,414)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         11,444,706       24,383,809          740,865         3,420,749       507,020
    Cost of investments sold                    12,590,577       27,251,555          818,096         4,277,759       825,859
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (1,145,871)      (2,867,746)         (77,231)         (857,010)     (318,839)
Distributions from capital gains                    95,777               --               --                --            --
Net change in unrealized appreciation or
  depreciation of investments                   23,595,336       12,790,850          476,295         3,963,309       857,756
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  22,545,242        9,923,104          399,064         3,106,299       538,917
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 21,660,449      $14,763,729      $   728,415       $ 4,107,753    $  517,503
-----------------------------------------------------------------------------------------------------------------------------


                                                 PUT VT           PUT VT            ROYCE             DISC           DISC
                                                NEW OPP,          VISTA,          MICRO-CAP,      ASSET ALLOC,   ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             CL IA             CL IB          INVEST CL           AGGR          CONSERV
 INVESTMENT INCOME
Dividend income                               $    577,523      $        --      $        --       $        --    $       --
Variable account expenses                          749,991           46,811          511,298            38,417        20,042
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (172,468)         (46,811)        (511,298)          (38,417)      (20,042)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         25,376,813        1,272,935       15,559,136           955,514     1,348,212
    Cost of investments sold                    41,571,708        1,696,926       19,623,964           981,524     1,266,765
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (16,194,895)        (423,991)      (4,064,828)          (26,010)       81,447
Distributions from capital gains                        --               --               --                --            --
Net change in unrealized appreciation or
  depreciation of investments                   39,487,009        2,167,932       30,464,282         1,092,301       315,885
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  23,292,114        1,743,941       26,399,454         1,066,291       397,332
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 23,119,646      $ 1,697,130      $25,888,156       $ 1,027,874    $  377,290
-----------------------------------------------------------------------------------------------------------------------------


                                                  DISC             DISC              DISC           VP DAVIS         VP GS
                                              ASSET ALLOC,     ASSET ALLOC,      ASSET ALLOC,      NY VENTURE,   MID CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              MOD            MOD AGGR        MOD CONSERV          CL 3           CL 3
 INVESTMENT INCOME
Dividend income                               $         --      $        --      $        --       $        --    $       --
Variable account expenses                           79,591           91,329           33,804           728,254         4,038
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (79,591)         (91,329)         (33,804)         (728,254)       (4,038)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          2,724,142        1,413,646        1,331,997         7,921,838       167,895
    Cost of investments sold                     2,930,272        1,563,152        1,309,096         8,526,405       205,194
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (206,130)        (149,506)          22,901          (604,567)      (37,299)
Distributions from capital gains                        --               --               --                --            --
Net change in unrealized appreciation or
  depreciation of investments                    2,000,005        2,459,075          694,397        28,915,055       191,214
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   1,793,875        2,309,569          717,298        28,310,488       153,915
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  1,714,284      $ 2,218,240      $   683,494       $27,582,234    $  149,877
-----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    25

STATEMENTS OF OPERATIONS




                                               VP PTNRS        RVS VP           RVS VP             RVS VP          RVS VP
                                              SM CAP VAL,       BAL,          CASH MGMT,         DIV BOND,       DIV EQ INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             CL 3           CL 3             CL 3               CL 3            CL 3
 INVESTMENT INCOME
Dividend income                              $         --   $         --      $    71,856       $13,458,372     $         --
Variable account expenses                         624,450      1,444,464          972,744         3,008,476        2,817,599
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (624,450)    (1,444,464)        (900,888)       10,449,896       (2,817,599)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         6,410,572     37,547,041       51,307,665        20,336,217       43,827,963
    Cost of investments sold                    7,023,726     50,216,145       51,300,297        20,421,188       57,671,143
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (613,154)   (12,669,104)           7,368           (84,971)     (13,843,180)
Distributions from capital gains                       --             --               --                --               --
Net change in unrealized appreciation or
  depreciation of investments                  24,557,146     47,840,345           97,282        30,843,990       95,113,778
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 23,943,992     35,171,241          104,650        30,759,019       81,270,598
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ 23,319,542   $ 33,726,777      $  (796,238)      $41,208,915     $ 78,452,999
----------------------------------------------------------------------------------------------------------------------------


                                                RVS VP         RVS VP           RVS VP             RVS VP          RVS VP
                                                DYN EQ,     GLOBAL BOND,   GLOBAL INFLATION    HI YIELD BOND,     INC OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             CL 3           CL 3        PROT SEC, CL 3          CL 3            CL 3
 INVESTMENT INCOME
Dividend income                              $         --   $  1,792,943      $ 7,990,986       $ 6,037,613     $  3,257,045
Variable account expenses                       2,123,012        886,976          735,509           535,490          594,950
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (2,123,012)       905,967        7,255,477         5,502,123        2,662,095
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        52,645,851     14,479,663        2,531,301        12,508,986        2,872,020
    Cost of investments sold                   78,323,934     14,657,047        2,613,566        13,278,871        3,035,912
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (25,678,083)      (177,384)         (82,265)         (769,885)        (163,892)
Distributions from capital gains                       --             --            3,981                --               --
Net change in unrealized appreciation or
  depreciation of investments                  77,416,886      8,866,314       (2,204,875)       19,671,287       18,196,279
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 51,738,803      8,688,930       (2,283,159)       18,901,402       18,032,387
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ 49,615,791   $  9,594,897      $ 4,972,318       $24,403,525     $ 20,694,482
----------------------------------------------------------------------------------------------------------------------------


                                                RVS VP         RVS VP           RVS VP             RVS VP          SEL VP
                                             MID CAP GRO,   MID CAP VAL,       S&P 500,       SHORT DURATION,       GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             CL 3           CL 3             CL 3               CL 3            CL 3
 INVESTMENT INCOME
Dividend income                              $         --   $         --      $        --       $ 1,588,972     $         --
Variable account expenses                          92,456         67,595          320,990           496,091          625,822
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (92,456)       (67,595)        (320,990)        1,092,881         (625,822)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         1,193,734        956,994        7,360,616         9,897,508       71,954,072
    Cost of investments sold                    1,509,391      1,422,987        8,774,921        10,017,117       98,017,921
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (315,657)      (465,993)      (1,414,305)         (119,609)     (26,063,849)
Distributions from capital gains                       --             --               --                --               --
Net change in unrealized appreciation or
  depreciation of investments                   5,014,134      3,232,028       10,022,439         1,475,090       44,797,685
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  4,698,477      2,766,035        8,608,134         1,355,481       18,733,836
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $  4,606,021   $  2,698,440      $ 8,287,144       $ 2,448,362     $ 18,108,014
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 26    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS




                                                   SEL VP          SEL VP           THDL VP       THDL VP        THIRD
                                                LG CAP VAL,      SM CAP VAL,      EMER MKTS,     INTL OPP,        AVE
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL 3            CL 3             CL 3           CL 3          VAL
 INVESTMENT INCOME
Dividend income                                 $        --      $        --      $   263,251   $ 1,681,521   $        --
Variable account expenses                             9,324          111,437          661,470       968,707       488,292
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (9,324)        (111,437)        (398,219)      712,814      (488,292)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             510,762        2,876,587       22,652,388    27,050,000    15,827,175
    Cost of investments sold                        519,584        4,647,491       28,625,894    26,114,242    23,114,137
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (8,822)      (1,770,904)      (5,973,506)      935,758    (7,286,962)
Distributions from capital gains                         --               --               --            --    12,687,386
Net change in unrealized appreciation or
  depreciation of investments                       325,244        6,061,405       46,154,227    23,616,611    14,913,656
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      316,422        4,290,501       40,180,721    24,552,369    20,314,080
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $   307,098      $ 4,179,064      $39,782,502   $25,265,183   $19,825,788
-------------------------------------------------------------------------------------------------------------------------


                                                  VANK LIT        VANK UIF         VANK UIF
                                                 COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,      WANGER        WANGER
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL II            CL II            CL II          INTL          USA
 INVESTMENT INCOME
Dividend income                                 $ 1,854,610      $     4,145      $        --   $ 4,479,675   $        --
Variable account expenses                           365,383          188,696           25,662     1,066,377       876,217
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   1,489,227         (184,551)         (25,662)    3,413,298      (876,217)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          15,213,314        9,598,517          607,490    30,023,567    13,843,163
    Cost of investments sold                     20,084,450       12,453,812          960,550    33,261,555    16,496,383
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (4,871,136)      (2,855,295)        (353,060)   (3,237,988)   (2,653,220)
Distributions from capital gains                         --               --               --            --            --
Net change in unrealized appreciation or
  depreciation of investments                    13,404,461       10,600,520        1,596,923    47,174,274    38,933,198
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    8,533,325        7,745,225        1,243,863    43,936,286    36,279,978
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $10,022,552      $ 7,560,674      $ 1,218,201   $47,349,584   $35,403,761
-------------------------------------------------------------------------------------------------------------------------






                                                              WF ADV         WF ADV      WF ADV       WF ADV
                                                          VT INDEX ASSET    VT INTL        VT        VT SM CAP
YEAR ENDED DEC. 31, 2009 (CONTINUED)                           ALLOC          CORE         OPP          GRO
 INVESTMENT INCOME
Dividend income                                             $   72,784     $  29,834   $       --   $       --
Variable account expenses                                       32,093         8,657       20,558       67,100
--------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 40,691        21,177      (20,558)     (67,100)
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                        848,221       150,951      437,238      957,780
    Cost of investments sold                                 1,153,656       264,800      686,624    1,367,304
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (305,435)     (113,849)    (249,386)    (409,524)
Distributions from capital gains                                    --            --           --           --
Net change in unrealized appreciation or depreciation of
  investments                                                  754,669       213,223    1,138,173    3,595,891
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 449,234        99,374      888,787    3,186,367
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                $  489,925     $ 120,551   $  868,229   $3,119,267
--------------------------------------------------------------------------------------------------------------




   (1) For the period Feb. 13, 2009 (commencement of operations) to Dec. 31,
       2009.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    27

STATEMENTS OF CHANGES IN NET ASSETS



                                                     INVESCO VI    INVESCO VI    INVESCO VI   INVESCO VI    INVESCO VI
                                                     CAP APPR,     CAP APPR,      CAP DEV,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2009                               SER I         SER II        SER I        SER II         SER I
 OPERATIONS
Investment income (loss) -- net                     $   (34,943)  $   (41,987)  $   (62,570)  $  (26,482)  $  1,274,422
Net realized gain (loss) on sales of investments     (1,307,431)     (369,007)     (979,868)    (315,454)    (3,880,898)
Distributions from capital gains                             --            --            --           --             --
Net change in unrealized appreciation or
  depreciation of investments                         3,417,296     1,663,334     3,444,137    1,360,712     37,430,280
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     2,074,922     1,252,340     2,401,699    1,018,776     34,823,804
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            1,077,305     1,536,958       641,131      607,623     12,289,780
Net transfers(1)                                     (2,574,177)   (1,099,837)   (1,471,403)    (575,216)   (16,193,121)
Transfers for policy loans                             (111,527)       12,753       (26,283)     (16,928)      (736,799)
Policy charges                                         (560,026)     (387,795)     (354,335)    (154,991)   (10,305,684)
Contract terminations:
  Surrender benefits                                   (828,581)     (333,054)     (679,530)    (130,109)   (11,555,351)
  Death benefits                                         (5,464)           --          (119)          --        (78,969)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (3,002,470)     (270,975)   (1,890,539)    (269,621)   (26,580,144)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      12,692,636     6,693,259     6,897,074    2,631,017    147,769,822
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $11,765,088   $ 7,674,624   $ 7,408,234   $3,380,172   $156,013,482
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               26,040,801     8,551,914     8,728,641    3,153,705    108,878,028
Contract purchase payments                            2,155,935     1,930,735       722,698      656,161      8,649,877
Net transfers(1)                                     (5,833,637)   (1,393,503)   (1,746,333)    (614,683)    (8,821,205)
Transfers for policy loans                             (206,293)       23,100       (28,181)     (16,729)      (479,892)
Policy charges                                       (1,115,527)     (484,630)     (396,120)    (164,968)    (7,258,375)
Contract terminations:
  Surrender benefits                                 (1,575,484)     (431,512)     (741,464)    (134,193)    (8,013,617)
  Death benefits                                        (11,606)           --          (138)          --        (58,035)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     19,454,189     8,196,104     6,539,103    2,879,293     92,896,781
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 28    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                    INVESCO VI   INVESCO VI    INVESCO VI    INVESCO VI      AB VPS
                                                       DYN,       FIN SERV,     INTL GRO,       TECH,      GRO & INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   SER I        SER I        SER II         SER I         CL B
 OPERATIONS
Investment income (loss) -- net                      $  (5,608)  $   79,473   $    681,704   $  (18,077)  $   352,353
Net realized gain (loss) on sales of investments       (88,323)    (515,489)      (568,965)      (1,954)   (1,514,249)
Distributions from capital gains                            --           --             --           --            --
Net change in unrealized appreciation or
  depreciation of investments                          305,410    1,291,119     23,349,162      936,323     3,525,566
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      211,479      855,103     23,461,901      916,292     2,363,670
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             139,404      438,766     10,470,208      321,886     2,756,160
Net transfers(1)                                      (217,683)     553,138     50,692,580    1,511,290    (2,370,662)
Transfers for policy loans                              (3,575)      (7,072)      (568,188)      (1,444)      (66,651)
Policy charges                                         (34,067)    (119,392)    (2,584,466)     (97,000)     (660,357)
Contract terminations:
  Surrender benefits                                   (46,049)    (114,760)    (3,522,017)     (95,651)     (793,721)
  Death benefits                                            --           --        (14,053)          --        (1,042)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (161,970)     750,680     54,474,064    1,639,081    (1,136,273)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        620,190    2,181,470     31,119,084      888,669    13,260,664
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 669,699   $3,787,253   $109,055,049   $3,444,042   $14,488,061
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 714,060    5,025,965     50,901,864    1,330,090    16,010,037
Contract purchase payments                             146,925    1,021,763     14,960,915      383,941     3,259,230
Net transfers(1)                                      (221,264)   1,236,670     74,696,404    1,786,294    (2,825,257)
Transfers for policy loans                              (3,364)      (9,779)      (770,617)      (5,773)      (72,970)
Policy charges                                         (35,165)    (268,957)    (3,683,800)    (116,597)     (775,726)
Contract terminations:
  Surrender benefits                                   (54,989)    (249,961)    (4,822,079)    (111,595)     (933,288)
  Death benefits                                            --           --        (19,126)          --        (1,471)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       546,203    6,755,701    131,263,561    3,266,360    14,660,555
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    29

STATEMENTS OF CHANGES IN NET ASSETS



                                                      AB VPS         AB VPS        AC VP         AC VP          AC VP
                                                     INTL VAL,    LG CAP GRO,      INTL,         INTL,          VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL B           CL B          CL I         CL II          CL I
 OPERATIONS
Investment income (loss) -- net                    $    192,045    $  (11,320)  $   228,440   $    70,304   $  2,858,971
Net realized gain (loss) on sales of investments     (6,441,726)      (58,766)     (908,971)     (321,440)    (8,121,383)
Distributions from capital gains                             --            --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                        37,833,808       480,990     5,767,594     2,213,344     15,152,435
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    31,584,127       410,904     5,087,063     1,962,208      9,890,023
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           16,557,078       128,937     1,416,065     1,360,153      4,859,519
Net transfers(1)                                      2,563,395       407,396    (3,816,906)   (1,146,871)    (7,387,562)
Transfers for policy loans                             (664,147)       (9,247)      (89,855)      (67,099)      (291,472)
Policy charges                                       (4,101,245)      (47,254)     (711,630)     (349,078)    (2,882,279)
Contract terminations:
  Surrender benefits                                 (4,932,782)      (33,656)   (1,464,214)     (293,919)    (4,435,543)
  Death benefits                                        (11,600)         (239)       (3,394)           --        (12,922)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        9,410,699       445,937    (4,669,934)     (496,814)   (10,150,259)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      66,302,312       936,455    18,834,892     6,389,939     62,260,053
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $107,297,138    $1,793,296   $19,252,021   $ 7,855,333   $ 61,999,817
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               60,384,115     1,475,293    30,010,174     6,360,221     51,495,837
Contract purchase payments                           14,281,523       180,238     2,118,684     1,254,224      4,064,776
Net transfers(1)                                      6,665,338       520,616    (6,185,427)   (1,066,073)    (5,679,376)
Transfers for policy loans                             (516,562)      (13,353)     (128,021)      (59,008)      (231,807)
Policy charges                                       (3,492,638)      (66,082)   (1,057,928)     (324,744)    (2,411,389)
Contract terminations:
  Surrender benefits                                 (4,032,766)      (43,827)   (2,069,095)     (260,867)    (3,623,581)
  Death benefits                                         (9,774)         (313)       (5,837)           --        (10,760)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     73,279,236     2,052,572    22,682,550     5,903,753     43,603,700
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 30    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                       AC VP        CALVERT      COL HI          CS            CS
                                                        VAL,          VS        YIELD, VS    COMMODITY      U.S. EQ
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL II      SOCIAL BAL      CL B         RETURN        FLEX I
 OPERATIONS
Investment income (loss) -- net                     $   724,951   $   78,722   $  440,276   $ 1,040,730   $    16,584
Net realized gain (loss) on sales of investments     (1,224,158)    (377,996)     (62,749)     (559,949)   (1,422,158)
Distributions from capital gains                             --           --           --            --            --
Net change in unrealized appreciation or
  depreciation of investments                         3,570,231    1,648,153    1,175,780     1,172,559     3,226,891
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     3,071,024    1,348,879    1,553,307     1,653,340     1,821,317
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            3,285,362      804,861      501,169       878,649       854,144
Net transfers(1)                                     (2,065,815)    (598,288)   1,239,614     2,862,022       841,463
Transfers for policy loans                             (162,810)     (24,723)     (20,378)     (111,854)       (9,260)
Policy charges                                         (833,779)    (288,297)    (175,910)     (311,225)     (457,835)
Contract terminations:
  Surrender benefits                                   (806,094)    (344,859)    (195,479)     (415,131)     (707,524)
  Death benefits                                           (349)      (3,657)          --          (157)      (18,303)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (583,485)    (454,963)   1,349,016     2,902,304       502,685
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      16,167,659    5,892,293    2,632,155     6,836,777     8,002,350
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $18,655,198   $6,786,209   $5,534,478   $11,392,421   $10,326,352
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               15,668,226    7,609,897    3,270,083     9,269,265    10,135,611
Contract purchase payments                            3,250,428      957,015      516,326     1,142,664     1,056,712
Net transfers(1)                                     (1,913,448)    (839,642)   1,403,522     3,483,297       298,137
Transfers for policy loans                             (158,961)     (26,597)     (19,462)     (129,502)       (7,614)
Policy charges                                         (812,618)    (345,564)    (180,397)     (406,913)     (565,031)
Contract terminations:
  Surrender benefits                                   (795,906)    (393,665)    (189,614)     (531,252)     (833,357)
  Death benefits                                           (355)      (4,577)          --          (205)      (16,243)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     15,237,366    6,956,867    4,800,458    12,827,354    10,068,215
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    31

STATEMENTS OF CHANGES IN NET ASSETS



                                                     EV VT           EG VA         EG VA         FID VIP        FID VIP
                                                 FLOATING-RATE    FUNDAMENTAL     INTL EQ,     CONTRAFUND,    GRO & INC,
PERIOD ENDED DEC. 31, 2009 (CONTINUED)                INC        LG CAP, CL 2     CL 2(2)       SERV CL 2       SERV CL
 OPERATIONS
Investment income (loss) -- net                   $ 1,486,276     $    33,923   $   824,697   $     91,378   $     27,986
Net realized gain (loss) on sales of
  investments                                        (230,848)        (91,488)    1,197,558    (20,053,413)    (6,260,915)
Distributions from capital gains                           --              --            --         21,173             --
Net change in unrealized appreciation or
  depreciation of investments                      10,500,310       2,809,949     6,020,603     44,816,848     18,656,516
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  11,755,738       2,752,384     8,042,858     24,875,986     12,423,587
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          5,404,735       1,104,222     2,072,753     13,340,179      4,727,836
Net transfers(1)                                   19,130,058       3,851,331    25,241,995    (37,602,443)   (10,270,827)
Transfers for policy loans                           (300,991)        (90,557)     (124,059)      (696,833)      (317,024)
Policy charges                                     (1,535,969)       (320,799)   (1,232,258)    (3,518,971)    (2,618,614)
Contract terminations:
  Surrender benefits                               (2,011,166)       (278,376)   (2,193,745)    (3,633,630)    (4,447,212)
  Death benefits                                       (5,618)           (508)      (27,567)       (40,356)       (20,099)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     20,681,049       4,265,313    23,737,119    (32,152,054)   (12,945,940)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    21,043,653       6,119,098            --     94,112,055     57,419,980
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $53,480,440     $13,136,795   $31,779,977   $ 86,835,987   $ 56,897,627
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             29,685,177       7,071,254            --    153,177,587     79,158,965
Contract purchase payments                          5,948,250       1,152,405     1,873,177     20,680,638      6,183,936
Net transfers(1)                                   20,778,246       3,683,689    25,939,337    (58,664,734)   (14,776,037)
Transfers for policy loans                           (324,125)        (88,015)     (101,655)    (1,011,979)      (394,781)
Policy charges                                     (1,691,132)       (333,879)   (1,114,229)    (5,398,336)    (3,424,794)
Contract terminations:
  Surrender benefits                               (2,148,901)       (282,198)   (1,948,623)    (5,324,458)    (5,625,671)
  Death benefits                                       (5,917)           (609)      (26,360)       (57,615)       (28,523)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   52,241,598      11,202,647    24,621,647    103,401,103     61,093,095
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 32    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                     FID VIP        FID VIP       FID VIP       FID VIP       FID VIP
                                                    GRO & INC,     MID CAP,       MID CAP,     OVERSEAS,     OVERSEAS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                SERV CL 2       SERV CL      SERV CL 2      SERV CL      SERV CL 2
 OPERATIONS
Investment income (loss) -- net                    $    (7,787)  $   (485,063)  $  (316,415)  $   277,078   $   128,091
Net realized gain (loss) on sales of investments    (1,506,428)    (6,745,810)   (3,242,315)   (2,907,697)     (647,721)
Distributions from capital gains                            --        714,606       382,404        86,427        38,794
Net change in unrealized appreciation or
  depreciation of investments                        6,424,312     54,208,248    26,807,024     8,520,846     3,289,451
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    4,910,097     47,691,981    23,630,698     5,976,654     2,808,615
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           4,316,801     10,578,102    14,739,006     2,090,840     2,316,366
Net transfers(1)                                    (3,740,402)   (23,058,313)   (9,984,440)   (5,280,348)   (1,535,512)
Transfers for policy loans                            (147,980)    (1,004,951)     (426,543)      (62,373)      (47,241)
Policy charges                                      (1,120,552)    (6,156,673)   (3,375,528)   (1,141,526)     (573,421)
Contract terminations:
  Surrender benefits                                  (982,984)    (9,843,342)   (2,821,539)   (2,211,353)     (507,247)
  Death benefits                                            --        (78,550)       (2,596)       (2,819)           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,675,117)   (29,563,727)   (1,871,640)   (6,607,579)     (347,055)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     20,034,078    140,666,399    62,514,686    28,995,079    11,415,449
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $23,269,058   $158,794,653   $84,273,744   $28,364,154   $13,877,009
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              23,149,249     91,782,478    48,529,928    37,532,245    10,565,619
Contract purchase payments                           4,776,307      6,199,255    10,244,401     2,659,280     2,131,688
Net transfers(1)                                    (4,112,999)   (11,431,110)   (7,001,395)   (7,207,040)   (1,427,875)
Transfers for policy loans                            (147,989)      (567,965)     (265,570)      (81,865)      (32,937)
Policy charges                                      (1,231,515)    (3,603,255)   (2,328,995)   (1,442,132)     (516,830)
Contract terminations:
  Surrender benefits                                (1,073,315)    (5,580,466)   (1,940,368)   (2,649,874)     (451,986)
  Death benefits                                            --        (42,663)       (1,950)       (4,292)           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    21,359,738     76,756,274    47,236,051    28,806,322    10,267,679
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    33

STATEMENTS OF CHANGES IN NET ASSETS



                                               FTVIPT FRANK     FTVIPT FRANK       FTVIPT         GS VIT         GS VIT
                                             GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES      MID CAP      STRUCTD SM
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 2             CL 2         SEC, CL 2       VAL, INST    CAP EQ, INST
 OPERATIONS
Investment income (loss) -- net                 $ 4,627,828      $   242,823    $   158,616    $  1,003,992    $   12,505
Net realized gain (loss) on sales of
  investments                                    (9,759,570)      (2,273,032)      (567,114)     (9,585,997)     (681,912)
Distributions from capital gains                         --        1,442,067             --              --            --
Net change in unrealized appreciation or
  depreciation of investments                    11,978,968        8,453,605      3,956,088      40,332,204     1,783,489
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       6,847,226        7,865,463      3,547,590      31,750,199     1,114,082
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        6,811,660        4,120,699      2,773,763      15,206,523       477,043
Net transfers(1)                                 (6,005,005)      (4,963,241)      (230,883)    (15,281,079)     (440,863)
Transfers for policy loans                         (130,001)        (130,520)       (88,899)       (661,471)      (18,775)
Policy charges                                   (2,117,872)      (1,494,222)      (709,504)     (5,185,371)     (222,223)
Contract terminations:
  Surrender benefits                             (2,677,527)      (2,248,266)      (580,794)     (6,921,470)     (409,570)
  Death benefits                                    (10,414)          (2,205)            --         (20,391)       (2,546)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (4,129,159)      (4,717,755)     1,163,683     (12,863,259)     (616,934)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  41,962,638       31,287,007     13,255,142     107,948,331     4,625,480
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $44,680,705      $34,434,715    $17,966,415    $126,835,271    $5,122,628
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           31,692,947       21,084,743     14,083,383      65,877,813     4,941,035
Contract purchase payments                        5,612,049        2,717,406      2,821,624       8,799,554       515,804
Net transfers(1)                                 (4,623,752)      (2,999,021)      (286,431)     (7,438,019)     (498,301)
Transfers for policy loans                          (88,680)         (74,246)       (85,361)       (358,463)      (11,725)
Policy charges                                   (1,721,962)        (973,759)      (717,116)     (2,997,054)     (234,855)
Contract terminations:
  Surrender benefits                             (2,132,747)      (1,420,916)      (574,125)     (3,932,410)     (418,451)
  Death benefits                                     (9,025)          (1,541)            --         (11,368)       (2,231)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 28,728,830       18,332,666     15,241,974      59,940,053     4,291,276
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 34    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                              GS VIT STRUCTD   JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                 U.S. EQ,      ENTERPRISE,   GLOBAL TECH,      JANUS,        OVERSEAS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               INST            SERV          SERV           SERV           SERV
 OPERATIONS
Investment income (loss) -- net                $    371,090    $   (85,095)   $   (73,049)  $   (437,408)  $   (409,328)
Net realized gain (loss) on sales of
  investments                                    (4,182,931)      (728,029)      (319,080)      (712,681)    (1,734,300)
Distributions from capital gains                         --             --             --             --      2,334,328
Net change in unrealized appreciation or
  depreciation of investments                    10,054,156      4,229,750      3,904,897     28,752,572     45,433,130
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       6,242,315      3,416,626      3,512,768     27,602,483     45,623,830
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        4,654,220        746,920        899,970     15,023,483      7,380,663
Net transfers(1)                                 (7,661,867)    (1,951,166)       795,974     13,227,999     (8,408,861)
Transfers for policy loans                         (147,430)      (125,022)       (91,382)      (741,262)      (726,957)
Policy charges                                   (1,677,633)      (487,274)      (391,198)    (3,349,092)    (3,165,094)
Contract terminations:
  Surrender benefits                             (2,214,304)      (745,329)      (380,614)    (3,944,561)    (4,987,262)
  Death benefits                                     (6,077)        (3,677)        (3,711)       (13,189)       (53,502)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (7,053,091)    (2,565,548)       829,039     20,203,378     (9,961,013)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  37,251,312      9,377,682      6,400,769     66,142,620     64,544,708
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 36,440,536    $10,228,760    $10,742,576   $113,948,481   $100,207,525
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           57,899,357     21,924,158     21,385,069    106,794,109     77,280,059
Contract purchase payments                        7,210,962      1,568,770      2,505,364     21,844,498      6,737,478
Net transfers(1)                                (12,513,082)    (4,676,930)       650,022     17,175,795     (9,524,413)
Transfers for policy loans                         (206,201)      (246,782)      (223,442)    (1,020,637)      (600,584)
Policy charges                                   (2,577,374)    (1,007,865)    (1,066,810)    (4,845,547)    (2,843,548)
Contract terminations:
  Surrender benefits                             (3,310,540)    (1,492,049)    (1,008,264)    (5,468,973)    (4,164,744)
  Death benefits                                     (9,507)        (8,510)       (11,340)       (18,630)       (43,145)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 46,493,615     16,060,792     22,230,599    134,460,615     66,841,103
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    35

STATEMENTS OF CHANGES IN NET ASSETS



                                                       MFS            MFS           MFS          OPPEN         OPPEN
                                                 INV GRO STOCK,     NEW DIS,     UTILITIES,   GLOBAL SEC    MAIN ST SM
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 SERV CL        SERV CL       SERV CL      VA, SERV    CAP VA, SERV
 OPERATIONS
Investment income (loss) -- net                   $   (612,139)   $  (131,771)  $   548,490   $   28,128    $  (14,081)
Net realized gain (loss) on sales of
  investments                                         (198,000)    (1,023,518)   (1,010,996)    (148,797)     (149,408)
Distributions from capital gains                            --             --            --       64,911            --
Net change in unrealized appreciation or
  depreciation of investments                       32,838,407      8,211,116     4,586,593    1,181,572     1,526,450
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   32,028,268      7,055,827     4,124,087    1,125,814     1,362,961
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          11,324,845      1,725,824     1,919,684      635,807       717,552
Net transfers(1)                                   100,161,720       (967,638)     (564,223)     671,271       781,897
Transfers for policy loans                            (647,674)      (127,028)     (109,585)     (32,185)      (30,073)
Policy charges                                      (3,023,717)      (721,830)     (706,207)    (176,380)     (187,926)
Contract terminations:
  Surrender benefits                                (4,375,543)    (1,134,638)     (694,574)    (144,865)     (118,557)
  Death benefits                                        (4,571)        (2,525)       (3,474)          --        (3,458)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     103,435,060     (1,227,835)     (158,379)     953,648     1,159,435
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     20,207,202     12,466,992    13,732,523    2,623,901     3,155,014
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $155,670,530    $18,294,984   $17,698,231   $4,703,363    $5,677,410
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              41,404,379     20,640,185     7,679,430    3,352,026     4,374,781
Contract purchase payments                          18,864,168      2,423,210     1,000,789      724,630       909,886
Net transfers(1)                                   179,907,367     (1,985,133)     (232,371)     641,779       882,329
Transfers for policy loans                          (1,046,398)      (171,843)      (53,762)     (35,422)      (35,745)
Policy charges                                      (5,088,650)      (998,863)     (368,058)    (202,739)     (237,211)
Contract terminations:
  Surrender benefits                                (7,166,492)    (1,491,916)     (358,125)    (157,319)     (140,467)
  Death benefits                                        (7,113)        (4,325)       (1,661)          --        (3,658)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   226,867,261     18,411,315     7,666,242    4,322,955     5,749,915
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 36    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                   OPPEN GLOBAL    PIMCO VIT       PUT VT        PUT VT       PUT VT
                                                  STRATEGIC INC    ALL ASSET,   GLOBAL HLTH    HI YIELD,     INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 VA, SERV      ADVISOR CL   CARE, CL IB      CL IB         CL IB
 OPERATIONS
Investment income (loss) -- net                    $   (884,793)  $ 4,840,625    $  329,351   $ 1,001,454   $  (21,414)
Net realized gain (loss) on sales of investments     (1,145,871)   (2,867,746)      (77,231)     (857,010)    (318,839)
Distributions from capital gains                         95,777            --            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                        23,595,336    12,790,850       476,295     3,963,309      857,756
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    21,660,449    14,763,729       728,415     4,107,753      517,503
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           18,143,417    12,379,074       386,253       715,864      417,571
Net transfers(1)                                     13,476,703       (75,780)       79,920    (1,573,355)    (383,260)
Transfers for policy loans                           (1,207,515)     (386,667)      (39,317)      (93,667)     (20,302)
Policy charges                                       (5,622,761)   (3,016,182)     (143,912)     (493,558)    (117,469)
Contract terminations:
  Surrender benefits                                 (6,823,997)   (3,592,622)     (152,268)     (718,038)     (90,305)
  Death benefits                                        (15,215)      (20,226)           --          (576)          --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       17,950,632     5,287,597       130,676    (2,163,330)    (193,765)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     115,341,617    69,978,442     2,723,459     9,356,911    2,361,388
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $154,952,698   $90,029,768    $3,582,550   $11,301,334   $2,685,126
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              117,871,541    79,807,342     2,745,242     8,944,585    2,360,957
Contract purchase payments                           17,489,056    13,202,109       365,361       566,267      415,799
Net transfers(1)                                     12,471,992      (831,788)       94,647    (1,175,909)    (386,111)
Transfers for policy loans                           (1,148,055)     (412,382)      (33,741)      (73,304)     (16,494)
Policy charges                                       (5,447,816)   (3,222,118)     (136,601)     (389,332)    (114,801)
Contract terminations:
  Surrender benefits                                 (6,468,322)   (3,725,273)     (143,660)     (558,168)     (87,804)
  Death benefits                                        (14,280)      (20,103)           --          (438)          --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    134,754,116    84,797,787     2,891,248     7,313,701    2,171,546
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    37

STATEMENTS OF CHANGES IN NET ASSETS



                                                     PUT VT         PUT VT         ROYCE          DISC           DISC
                                                    NEW OPP,        VISTA,      MICRO-CAP,    ASSET ALLOC,   ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL IA         CL IB        INVEST CL        AGGR          CONSERV
 OPERATIONS
Investment income (loss) -- net                   $   (172,468)  $   (46,811)  $   (511,298)   $  (38,417)    $  (20,042)
Net realized gain (loss) on sales of investments   (16,194,895)     (423,991)    (4,064,828)      (26,010)        81,447
Distributions from capital gains                            --            --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       39,487,009     2,167,932     30,464,282     1,092,301        315,885
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   23,119,646     1,697,130     25,888,156     1,027,874        377,290
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           9,142,819       678,760      4,487,320       489,727        175,613
Net transfers(1)                                    (9,136,621)     (885,468)    (8,160,399)    1,613,557      1,037,738
Transfers for policy loans                            (393,084)      (26,222)      (296,028)       (2,878)        59,789
Policy charges                                      (6,646,422)     (278,731)    (2,572,035)     (126,607)      (127,391)
Contract terminations:
  Surrender benefits                                (7,547,144)     (351,893)    (4,023,601)     (298,268)      (316,763)
  Death benefits                                       (24,091)       (5,030)       (21,535)           --             --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (14,604,543)     (868,584)   (10,586,278)    1,675,531        828,986
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     83,567,250     5,088,166     51,844,047     2,789,673      1,442,206
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 92,082,353   $ 5,916,712   $ 67,145,925    $5,493,078     $2,648,482
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              88,749,886    12,397,235     31,755,955     3,937,486      1,717,079
Contract purchase payments                           8,983,471     1,516,070      2,394,739       647,228        192,877
Net transfers(1)                                    (9,942,430)   (2,122,594)    (3,400,838)    2,245,394      1,201,311
Transfers for policy loans                            (359,686)      (61,585)      (147,948)       (2,119)        64,117
Policy charges                                      (6,524,537)     (622,052)    (1,367,765)     (168,530)      (143,418)
Contract terminations:
  Surrender benefits                                (7,248,579)     (771,039)    (2,065,447)     (403,258)      (339,045)
  Death benefits                                       (22,796)      (11,313)       (11,519)           --             --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    73,635,329    10,324,722     27,157,177     6,256,201      2,692,921
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 38    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                      DISC           DISC           DISC         VP DAVIS       VP GS
                                                  ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,    NY VENTURE,    MID CAP
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   MOD         MOD AGGR      MOD CONSERV       CL 3       VAL, CL 3
 OPERATIONS
Investment income (loss) -- net                    $   (79,591)   $   (91,329)   $  (33,804)   $   (728,254)   $ (4,038)
Net realized gain (loss) on sales of investments      (206,130)      (149,506)       22,901        (604,567)    (37,299)
Distributions from capital gains                            --             --            --              --          --
Net change in unrealized appreciation or
  depreciation of investments                        2,000,005      2,459,075       694,397      28,915,055     191,214
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,714,284      2,218,240       683,494      27,582,234     149,877
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             806,598      1,042,338       244,591      13,820,567      56,458
Net transfers(1)                                     4,989,837      5,520,857     1,608,120      45,758,493      85,027
Transfers for policy loans                            (177,929)      (150,041)     (117,077)       (700,257)     (6,174)
Policy charges                                        (391,938)      (336,006)     (203,342)     (3,087,708)    (19,456)
Contract terminations:
  Surrender benefits                                  (896,345)      (377,889)     (184,962)     (3,920,810)    (61,790)
  Death benefits                                       (34,513)            --            --         (11,213)         --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       4,295,710      5,699,259     1,347,330      51,859,072      54,065
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      6,703,719      6,586,848     2,698,884      45,474,050     368,482
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $12,713,713    $14,504,347    $4,729,708    $124,915,356    $572,424
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               8,835,885      8,965,262     3,397,890      76,989,175     492,332
Contract purchase payments                             984,911      1,339,562       285,159      21,387,456      68,261
Net transfers(1)                                     5,885,071      6,886,762     1,936,823      72,989,259     103,089
Transfers for policy loans                            (228,440)      (188,485)     (153,849)     (1,016,601)     (5,711)
Policy charges                                        (485,129)      (428,065)     (239,526)     (4,753,396)    (24,115)
Contract terminations:
  Surrender benefits                                (1,108,728)      (486,215)     (214,082)     (5,762,031)    (74,784)
  Death benefits                                       (47,157)            --            --         (16,845)         --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    13,836,413     16,088,821     5,012,415     159,817,017     559,072
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    39

STATEMENTS OF CHANGES IN NET ASSETS



                                                   VP PTNRS       RVS VP         RVS VP         RVS VP         RVS VP
                                                 SM CAP VAL,       BAL,        CASH MGMT,      DIV BOND,     DIV EQ INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL 3          CL 3           CL 3           CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                  $  (624,450)  $ (1,444,464)  $   (900,888)  $ 10,449,896   $ (2,817,599)
Net realized gain (loss) on sales of
  investments                                       (613,154)   (12,669,104)         7,368        (84,971)   (13,843,180)
Distributions from capital gains                          --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     24,557,146     47,840,345         97,282     30,843,990     95,113,778
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 23,319,542     33,726,777       (796,238)    41,208,915     78,452,999
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        12,414,241     15,206,535     22,718,182     40,372,093     45,349,433
Net transfers(1)                                   5,418,107    (14,883,304)   (27,628,506)    52,259,517    (21,795,055)
Transfers for policy loans                          (536,256)       (82,840)      (195,076)    (2,318,639)    (1,864,282)
Policy charges                                    (2,805,636)   (16,656,964)   (11,957,684)   (17,396,656)   (14,525,700)
Contract terminations:
  Surrender benefits                              (3,331,495)   (12,771,377)   (18,450,403)   (20,608,335)   (18,152,956)
  Death benefits                                     (10,335)      (185,755)      (204,773)      (106,441)       (58,836)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    11,148,626    (29,373,705)   (35,718,260)    52,201,539    (11,047,396)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   55,701,958    167,409,932    127,181,992    287,709,922    297,728,602
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $90,170,126   $171,763,004   $ 90,667,494   $381,120,376   $365,134,205
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            53,130,150    214,306,122    108,599,548    221,288,531    268,901,866
Contract purchase payments                        10,992,748     18,540,195     19,503,511     28,966,409     39,961,872
Net transfers(1)                                   5,059,975    (20,236,121)   (23,137,951)    40,189,885    (18,009,218)
Transfers for policy loans                          (435,321)       (63,501)      (173,607)    (1,658,671)    (1,545,669)
Policy charges                                    (2,465,115)   (20,308,554)   (10,262,433)   (12,525,203)   (12,751,959)
Contract terminations:
  Surrender benefits                              (2,814,227)   (15,287,744)   (15,911,833)   (14,740,371)   (15,460,339)
  Death benefits                                      (8,854)      (207,505)      (177,276)       (86,204)       (51,966)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  63,459,356    176,742,892     78,439,959    261,434,376    261,044,587
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 40    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                   RVS VP         RVS VP           RVS VP           RVS VP        RVS VP
                                                   DYN EQ,     GLOBAL BOND,   GLOBAL INFLATION     HI YIELD      INC OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL 3           CL 3        PROT SEC, CL 3     BOND, CL 3       CL 3
 OPERATIONS
Investment income (loss) -- net                 $ (2,123,012)  $    905,967     $  7,255,477     $ 5,502,123   $ 2,662,095
Net realized gain (loss) on sales of
  investments                                    (25,678,083)      (177,384)         (82,265)       (769,885)     (163,892)
Distributions from capital gains                          --             --            3,981              --            --
Net change in unrealized appreciation or
  depreciation of investments                     77,416,886      8,866,314       (2,204,875)     19,671,287    18,196,279
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       49,615,791      9,594,897        4,972,318      24,403,525    20,694,482
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        31,687,484     11,774,739       11,837,636       5,639,061    10,329,525
Net transfers(1)                                 (26,285,446)     4,590,719       60,036,052      (4,742,691)   38,269,614
Transfers for policy loans                           159,671       (750,693)        (706,926)       (370,990)     (559,668)
Policy charges                                   (24,376,214)    (4,176,442)      (3,238,875)     (2,953,177)   (2,640,957)
Contract terminations:
  Surrender benefits                             (18,930,322)    (5,578,416)      (4,462,458)     (3,947,092)   (3,349,090)
  Death benefits                                    (320,188)       (21,415)         (27,275)         (8,618)       (9,111)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (38,065,015)     5,838,492       63,438,154      (6,383,507)   42,040,313
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  249,703,244     94,219,167       52,470,318      47,163,399    36,252,496
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $261,254,020   $109,652,556     $120,880,790     $65,183,417   $98,987,291
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           494,270,741     60,052,009       48,769,469      45,491,141    41,257,852
Contract purchase payments                        62,265,981      7,229,612       10,684,818       4,413,668     9,487,489
Net transfers(1)                                 (60,921,473)     3,901,886       54,496,486      (2,987,909)   34,761,653
Transfers for policy loans                           530,709       (453,326)        (636,482)       (288,907)     (505,447)
Policy charges                                   (47,803,970)    (2,576,056)      (2,927,911)     (2,289,962)   (2,421,615)
Contract terminations:
  Surrender benefits                             (36,138,287)    (3,426,232)      (4,017,455)     (2,968,409)   (2,996,370)
  Death benefits                                    (524,281)       (13,213)         (24,520)         (8,078)       (8,067)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 411,679,420     64,714,680      106,344,405      41,361,544    79,575,495
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    41

STATEMENTS OF CHANGES IN NET ASSETS



                                                  RVS VP         RVS VP         RVS VP          RVS VP           SEL VP
                                               MID CAP GRO,   MID CAP VAL,     S&P 500,    SHORT DURATION,        GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3           CL 3           CL 3            CL 3             CL 3
 OPERATIONS
Investment income (loss) -- net                 $   (92,456)   $  (67,595)   $  (320,990)    $ 1,092,881     $    (625,822)
Net realized gain (loss) on sales of
  investments                                      (315,657)     (465,993)    (1,414,305)       (119,609)      (26,063,849)
Distributions from capital gains                         --            --             --              --                --
Net change in unrealized appreciation or
  depreciation of investments                     5,014,134     3,232,028     10,022,439       1,475,090        44,797,685
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       4,606,021     2,698,440      8,287,144       2,448,362        18,108,014
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,361,638     1,097,079      4,275,266       5,109,417        11,314,698
Net transfers(1)                                  2,335,265       724,312     (2,733,541)     11,051,984       (66,158,298)
Transfers for policy loans                          (66,384)      (40,443)      (181,567)       (558,412)         (473,355)
Policy charges                                     (584,522)     (310,290)    (1,787,426)     (3,554,940)       (3,133,090)
Contract terminations:
  Surrender benefits                               (667,875)     (312,966)    (2,205,433)     (3,937,915)       (3,735,197)
  Death benefits                                     (4,363)           --         (1,294)       (115,074)          (16,061)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    2,373,759     1,157,692     (2,633,995)      7,995,060       (62,201,303)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   7,003,923     6,030,832     35,061,361      50,877,486        89,490,983
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $13,983,703    $9,886,964    $40,714,510     $61,320,908     $  45,397,694
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            9,320,632     8,371,301     54,578,255      41,045,828       268,526,976
Contract purchase payments                        1,425,507     1,402,266      6,469,851       4,022,259        32,479,065
Net transfers(1)                                  1,949,067       770,326     (5,384,510)      9,110,103      (182,937,233)
Transfers for policy loans                          (65,516)      (45,238)      (241,367)       (436,415)       (1,305,632)
Policy charges                                     (604,233)     (391,905)    (2,677,976)     (2,795,622)       (8,838,801)
Contract terminations:
  Surrender benefits                               (657,030)     (376,001)    (3,198,453)     (3,117,368)      (10,218,908)
  Death benefits                                     (4,839)           --         (1,814)       (101,850)          (42,111)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 11,363,588     9,730,749     49,543,986      47,726,935        97,663,356
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 42    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                     SEL VP        SEL VP        THDL VP        THDL VP
                                                  LG CAP VAL,   SM CAP VAL,    EMER MKTS,      INTL OPP,      THIRD AVE
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL 3          CL 3          CL 3           CL 3            VAL
 OPERATIONS
Investment income (loss) -- net                    $   (9,324)  $  (111,437)  $   (398,219)  $    712,814   $   (488,292)
Net realized gain (loss) on sales of investments       (8,822)   (1,770,904)    (5,973,506)       935,758     (7,286,962)
Distributions from capital gains                           --            --             --             --     12,687,386
Net change in unrealized appreciation or
  depreciation of investments                         325,244     6,061,405     46,154,227     23,616,611     14,913,656
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     307,098     4,179,064     39,782,502     25,265,183     19,825,788
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            157,008     1,624,493     10,086,727      9,309,425      4,682,602
Net transfers(1)                                      506,129    (1,608,722)   (12,298,457)   (12,565,037)    (9,184,552)
Transfers for policy loans                             (5,053)      (41,683)      (625,674)      (490,460)      (286,036)
Policy charges                                        (42,635)     (685,448)    (2,929,912)    (7,666,352)    (2,665,264)
Contract terminations:
  Surrender benefits                                  (28,661)     (870,693)    (4,051,788)    (8,341,432)    (3,908,956)
  Death benefits                                           --            --         (9,084)      (110,303)       (27,561)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        586,788    (1,582,053)    (9,828,188)   (19,864,159)   (11,389,767)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       506,674    12,009,825     61,313,100    111,637,320     51,850,652
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,400,560   $14,606,836   $ 91,267,414   $117,038,344   $ 60,286,673
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                706,705    13,842,962     45,673,187    167,807,599     35,765,265
Contract purchase payments                            211,990     1,742,966      6,057,737     13,474,786      2,902,561
Net transfers(1)                                      721,713    (1,875,488)    (7,678,244)   (21,530,002)    (5,051,153)
Transfers for policy loans                             (5,613)      (44,590)      (335,083)      (623,520)      (158,169)
Policy charges                                        (55,513)     (731,893)    (1,741,403)   (11,046,458)    (1,631,575)
Contract terminations:
  Surrender benefits                                  (37,378)     (880,164)    (2,256,426)   (11,726,114)    (2,336,278)
  Death benefits                                           --            --         (5,305)      (159,756)       (15,807)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,541,904    12,053,793     39,714,463    136,196,535     29,474,844
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    43

STATEMENTS OF CHANGES IN NET ASSETS



                                                 VANK LIT        VANK UIF         VANK UIF
                                                COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,      WANGER         WANGER
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CL II            CL II            CL II          INTL            USA
 OPERATIONS
Investment income (loss) -- net                $ 1,489,227      $  (184,551)     $  (25,662)   $  3,413,298   $   (876,217)
Net realized gain (loss) on sales of
  investments                                   (4,871,136)      (2,855,295)       (353,060)     (3,237,988)    (2,653,220)
Distributions from capital gains                        --               --              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                   13,404,461       10,600,520       1,596,923      47,174,274     38,933,198
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     10,022,552        7,560,674       1,218,201      47,349,584     35,403,761
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       7,209,409        3,469,867         357,746      15,702,382     14,427,374
Net transfers(1)                                (4,876,484)      (4,519,604)        925,695     (24,471,515)    (7,485,948)
Transfers for policy loans                        (341,724)        (160,426)        (14,997)       (761,044)      (640,523)
Policy charges                                  (1,632,415)        (792,655)       (123,888)     (4,983,745)    (4,366,382)
Contract terminations:
  Surrender benefits                            (1,914,915)        (883,222)        (75,216)     (6,331,008)    (5,563,508)
  Death benefits                                    (6,939)          (3,113)           (592)         (9,574)       (16,131)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (1,563,068)      (2,889,153)      1,068,748     (20,854,504)    (3,645,118)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 36,849,972       19,085,950       1,927,666     108,908,701     86,626,560
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $45,309,456      $23,757,471      $4,214,615    $135,403,781   $118,385,203
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          63,396,878       39,823,535       3,367,468     113,595,602     73,536,253
Contract purchase payments                      12,149,309        6,977,086         507,934      14,417,518     11,268,655
Net transfers(1)                                (9,005,252)      (8,729,986)      1,054,128     (22,594,969)    (5,279,758)
Transfers for policy loans                        (539,614)        (291,199)        (31,801)       (638,844)      (455,821)
Policy charges                                  (2,729,309)      (1,562,517)       (171,539)     (4,536,679)    (3,384,496)
Contract terminations:
  Surrender benefits                            (3,050,033)      (1,645,498)       (104,795)     (5,544,893)    (4,153,276)
  Death benefits                                   (11,162)          (5,657)           (807)         (8,685)       (13,020)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                60,210,817       34,565,764       4,620,588      94,689,050     71,518,537
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 44    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                           WF ADV VT     WF ADV VT
                                                          INDEX ASSET      INTL        WF ADV      WF ADV VT
YEAR ENDED DEC. 31, 2009 (CONTINUED)                         ALLOC         CORE        VT OPP      SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                            $   40,691   $   21,177   $  (20,558)  $   (67,100)
Net realized gain (loss) on sales of investments             (305,435)    (113,849)    (249,386)     (409,524)
Distributions from capital gains                                   --           --           --            --
Net change in unrealized appreciation or depreciation of
  investments                                                 754,669      213,223    1,138,173     3,595,891
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  489,925      120,551      868,229     3,119,267
-------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                    661,809      216,118      330,414     1,142,514
Net transfers(1)                                             (501,152)     (72,539)      32,048     1,180,746
Transfers for policy loans                                       (571)      (5,419)       3,765       (58,701)
Policy charges                                               (236,362)     (52,118)    (108,943)     (303,533)
Contract terminations:
  Surrender benefits                                         (215,383)     (84,034)    (120,186)     (299,039)
  Death benefits                                                   --           --           --          (212)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (291,659)       2,008      137,098     1,661,775
-------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             3,679,678      955,419    1,844,006     5,287,487
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $3,877,944   $1,077,978   $2,849,333   $10,068,529
-------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      3,655,209    1,052,037    2,051,224     5,442,008
Contract purchase payments                                    663,919      250,361      317,723       998,254
Net transfers(1)                                             (510,044)     (82,034)        (834)      931,848
Transfers for policy loans                                     (2,017)      (5,725)       3,711       (48,154)
Policy charges                                               (238,026)     (59,860)    (104,148)     (264,141)
Contract terminations:
  Surrender benefits                                         (202,369)     (91,654)    (104,705)     (241,213)
  Death benefits                                                   --           --           --          (285)
-------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            3,366,672    1,063,125    2,162,971     6,818,317
-------------------------------------------------------------------------------------------------------------




   (1) Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



   (2) For the period Feb. 13, 2009 (commencement of operations) to Dec. 31,
       2009.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    45

STATEMENTS OF CHANGES IN NET ASSETS



                                                    INVESCO        INVESCO       INVESCO       INVESCO        INVESCO
                                                 VI CAP APPR,   VI CAP APPR,   VI CAP DEV,   VI CAP DEV,    VI CORE EQ,
YEAR ENDED DEC. 31, 2008                             SER I         SER II         SER I         SER II         SER I
 OPERATIONS
Investment income (loss) -- net                  $   (201,326)   $   (95,064)  $  (113,001)  $   (40,574)  $  2,344,837
Net realized gain (loss) on sales of
  investments                                         172,081        (32,493)      298,019      (123,009)     4,761,278
Distributions from capital gains                           --             --     1,395,020       540,303             --
Net change in unrealized appreciation or
  depreciation of investments                     (11,622,737)    (5,526,286)   (8,837,002)   (2,990,208)   (78,447,426)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (11,651,982)    (5,653,843)   (7,256,964)   (2,613,488)   (71,341,311)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,751,614      2,504,356       947,893     1,065,453     15,836,307
Net transfers(1)                                   (9,291,855)    (4,065,715)   (4,653,805)   (2,054,028)   (37,917,789)
Transfers for policy loans                           (276,870)       (85,098)     (100,947)      (11,502)    (1,790,877)
Policy charges                                       (738,562)      (498,164)     (432,457)     (201,211)   (11,589,571)
Contract terminations:
    Surrender benefits                             (1,149,809)      (468,746)     (655,807)     (162,275)   (15,842,754)
    Death benefits                                    (16,294)        (1,154)      (24,143)           --        (47,151)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (9,721,776)    (2,614,521)   (4,919,266)   (1,363,563)   (51,351,835)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    34,066,394     14,961,623    19,073,304     6,608,068    270,462,968
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 12,692,636    $ 6,693,259   $ 6,897,074   $ 2,631,017   $147,769,822
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             39,832,542     10,869,082    12,672,196     4,150,229    137,964,334
Contract purchase payments                          2,596,301      2,320,327       817,001       863,434      9,275,799
Net transfers(1)                                  (13,181,928)    (3,659,409)   (3,725,763)   (1,552,923)   (21,430,734)
Transfers for policy loans                           (373,966)       (70,915)      (78,085)       (8,732)      (996,080)
Policy charges                                     (1,117,107)      (465,861)     (377,991)     (163,886)    (6,843,046)
Contract terminations:
    Surrender benefits                             (1,693,025)      (439,761)     (561,668)     (134,417)    (9,065,321)
    Death benefits                                    (22,016)        (1,549)      (17,049)           --        (26,924)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   26,040,801      8,551,914     8,728,641     3,153,705    108,878,028
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 46    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                      INVESCO       INVESCO        INVESCO       INVESCO       AB VPS
                                                      VI DYN,    VI FIN SERV,   VI INTL GRO,    VI TECH,     GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   SER I         SER I         SER II         SER I         CL B
 OPERATIONS
Investment income (loss) -- net                     $   (8,854)   $    82,571   $    (10,310)  $  (11,968)  $    161,267
Net realized gain (loss) on sales of investments         3,162       (148,593)           393      (48,690)    (1,030,419)
Distributions from capital gains                            --        287,529        568,366           --      3,379,199
Net change in unrealized appreciation or
  depreciation of investments                         (602,206)    (2,098,545)   (12,853,631)    (705,116)   (12,107,416)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (607,898)    (1,877,038)   (12,295,182)    (765,774)    (9,597,369)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             234,846        311,757      5,000,789      303,652      4,193,594
Net transfers(1)                                      (218,308)     2,900,698     31,281,478     (175,573)    (3,789,537)
Transfers for policy loans                             (17,569)       (17,751)      (200,875)      (3,794)       (89,316)
Policy charges                                         (44,814)       (80,126)      (820,005)     (72,306)      (812,535)
Contract terminations:
    Surrender benefits                                 (29,604)       (67,574)      (594,736)     (60,850)      (994,001)
    Death benefits                                          --             --           (350)      (1,423)        (1,887)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (75,449)     3,047,004     34,666,301      (10,294)    (1,493,682)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,303,537      1,011,504      8,747,965    1,664,737     24,351,715
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  620,190    $ 2,181,470   $ 31,119,084   $  888,669   $ 13,260,664
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 772,300        936,569      8,430,976    1,370,369     17,279,848
Contract purchase payments                             180,658        454,747      6,373,596      328,974      3,800,848
Net transfers(1)                                      (164,350)     3,864,948     38,191,233     (215,701)    (3,337,716)
Transfers for policy loans                             (14,544)       (19,780)      (248,687)      (3,760)       (69,996)
Policy charges                                         (35,193)      (118,598)    (1,081,750)     (77,296)      (746,021)
Contract terminations:
    Surrender benefits                                 (24,811)       (91,921)      (763,081)     (71,098)      (915,342)
    Death benefits                                          --             --           (423)      (1,398)        (1,584)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       714,060      5,025,965     50,901,864    1,330,090     16,010,037
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    47

STATEMENTS OF CHANGES IN NET ASSETS



                                                     AB VPS         AB VPS         AC VP         AC VP          AC VP
                                                    INTL VAL,    LG CAP GRO,       INTL,         INTL,          VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  CL B           CL B          CL I          CL II          CL I
 OPERATIONS
Investment income (loss) -- net                   $    (38,467)   $   (8,137)  $       (521)  $   (21,692)  $  1,656,250
Net realized gain (loss) on sales of investments        38,019       (54,129)     2,222,404       206,555     (7,547,762)
Distributions from capital gains                     4,760,918            --      3,505,860     1,021,700     13,197,784
Net change in unrealized appreciation or
  depreciation of investments                      (60,783,482)     (379,627)   (23,742,593)   (6,775,403)   (35,187,321)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (56,023,012)     (441,893)   (18,014,850)   (5,568,840)   (27,881,049)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          17,716,713       106,154      2,255,955     1,948,092      6,932,620
Net transfers(1)                                    31,217,820       937,619    (10,819,997)   (2,830,450)   (35,323,804)
Transfers for policy loans                            (695,995)      (13,263)      (319,355)      (68,851)      (623,153)
Policy charges                                      (3,052,981)      (33,053)      (934,612)     (439,470)    (3,460,781)
Contract terminations:
    Surrender benefits                              (2,702,141)      (12,947)    (1,875,537)     (311,032)    (5,555,988)
    Death benefits                                      (3,147)           --         (1,429)           --        (39,769)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      42,480,269       984,510    (11,694,975)   (1,701,711)   (38,070,875)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     79,845,055       393,838     48,544,717    13,660,490    128,211,977
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 66,302,312    $  936,455   $ 18,834,892   $ 6,389,939   $ 62,260,053
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              33,666,923       370,082     42,294,713     7,424,560     76,952,975
Contract purchase payments                          10,403,693       125,012      2,495,311     1,375,271      4,762,955
Net transfers(1)                                    20,068,544     1,051,896    (11,391,198)   (1,861,110)   (23,605,968)
Transfers for policy loans                            (360,682)      (16,370)      (288,402)      (44,027)      (410,436)
Policy charges                                      (1,823,494)      (40,698)    (1,050,079)     (305,752)    (2,406,965)
Contract terminations:
    Surrender benefits                              (1,568,827)      (14,629)    (2,048,924)     (228,721)    (3,770,202)
    Death benefits                                      (2,042)           --         (1,247)           --        (26,522)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    60,384,115     1,475,293     30,010,174     6,360,221     51,495,837
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 48    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                       AC VP        CALVERT         COL           CS            CS
                                                        VAL,           VS        HI YIELD,    COMMODITY      U.S. EQ
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL II       SOCIAL BAL     VS CL B       RETURN        FLEX I
 OPERATIONS
Investment income (loss) -- net                     $   323,454   $   122,110   $  272,198   $    40,409   $   (97,786)
Net realized gain (loss) on sales of investments     (1,833,148)     (196,379)     (62,171)     (603,459)     (862,160)
Distributions from capital gains                      2,941,331       110,307           --       629,059            --
Net change in unrealized appreciation or
  depreciation of investments                        (8,112,800)   (2,952,841)    (988,856)   (5,163,169)   (3,770,568)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (6,681,163)   (2,916,803)    (778,829)   (5,097,160)   (4,730,514)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            4,722,696     1,006,386      451,190       627,192     1,105,434
Net transfers(1)                                     (7,593,377)   (2,005,469)   1,227,059    11,048,289    (2,719,243)
Transfers for policy loans                             (146,819)      (75,360)     (39,707)     (154,943)     (152,898)
Policy charges                                         (969,514)     (321,319)    (106,335)     (240,743)     (509,652)
Contract terminations:
    Surrender benefits                                 (842,869)     (369,781)     (66,569)     (274,156)     (837,174)
    Death benefits                                       (4,890)           --           --            --       (15,080)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (4,834,773)   (1,765,543)   1,465,638    11,005,639    (3,128,613)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      27,683,595    10,574,639    1,945,346       928,298    15,861,477
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $16,167,659   $ 5,892,293   $2,632,155   $ 6,836,777   $ 8,002,350
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               19,461,350     9,295,029    1,802,129       826,615    13,020,900
Contract purchase payments                            3,788,575     1,028,677      455,553       587,011     1,076,968
Net transfers(1)                                     (5,997,612)   (1,947,062)   1,235,033     8,501,398    (2,491,790)
Transfers for policy loans                             (111,296)      (80,137)     (42,863)     (145,391)     (135,957)
Policy charges                                         (785,369)     (326,179)    (108,896)     (232,015)     (501,040)
Contract terminations:
    Surrender benefits                                 (683,707)     (360,431)     (70,873)     (268,353)     (819,346)
    Death benefits                                       (3,715)           --           --            --       (14,124)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     15,668,226     7,609,897    3,270,083     9,269,265    10,135,611
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    49

STATEMENTS OF CHANGES IN NET ASSETS



                                                    EV VT           EG VA         FID VIP        FID VIP        FID VIP
                                                FLOATING-RATE    FUNDAMENTAL    CONTRAFUND,    GRO & INC,     GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 INC        LG CAP, CL 2     SERV CL 2       SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                  $   863,700     $    40,383   $    314,641   $     88,660   $      9,150
Net realized gain (loss) on sales of
  investments                                       (344,536)        (84,460)    (1,994,858)      (420,580)      (554,945)
Distributions from capital gains                          --              --      1,259,895     11,467,127      3,587,891
Net change in unrealized appreciation or
  depreciation of investments                     (7,464,389)     (2,557,472)   (46,540,610)   (58,631,435)   (18,741,332)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (6,945,225)     (2,601,549)   (46,960,932)   (47,496,228)   (15,699,236)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         3,329,123       1,220,846     15,644,331      7,128,933      6,539,668
Net transfers(1)                                  19,969,619       1,738,477     98,174,456    (25,655,121)    (8,827,003)
Transfers for policy loans                          (143,948)        (26,026)      (841,644)      (832,298)      (191,960)
Policy charges                                      (651,581)       (267,579)    (2,836,281)    (3,223,720)    (1,386,051)
Contract terminations:
    Surrender benefits                              (448,287)       (204,184)    (2,165,010)    (5,098,317)    (1,175,515)
    Death benefits                                      (555)             --         (3,213)       (14,143)        (9,959)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    22,054,371       2,461,534    107,972,639    (27,694,666)    (5,050,820)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    5,934,507       6,259,113     33,100,348    132,610,874     40,784,134
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $21,043,653     $ 6,119,098   $ 94,112,055   $ 57,419,980   $ 20,034,078
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             6,045,306       4,801,901     30,597,893    105,488,848     27,134,655
Contract purchase payments                         3,740,260       1,130,336     18,881,724      7,081,689      5,407,812
Net transfers(1)                                  21,309,810       1,607,210    110,878,434    (24,431,482)    (7,057,749)
Transfers for policy loans                          (159,284)        (23,453)    (1,019,901)      (775,223)      (157,764)
Policy charges                                      (742,371)       (248,765)    (3,547,665)    (3,236,492)    (1,152,253)
Contract terminations:
    Surrender benefits                              (507,930)       (195,975)    (2,609,244)    (4,953,065)    (1,017,502)
    Death benefits                                      (614)             --         (3,654)       (15,310)        (7,950)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  29,685,177       7,071,254    153,177,587     79,158,965     23,149,249
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 50    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                  FID VIP         FID VIP        FID VIP        FID VIP       FTVIPT FRANK
                                                  MID CAP,       MID CAP,       OVERSEAS,      OVERSEAS,    GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SERV CL        SERV CL 2       SERV CL       SERV CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                $  (1,154,815)  $   (540,384)  $    649,871   $    251,365     $     76,932
Net realized gain (loss) on sales of
  investments                                      3,122,778       (964,996)       800,946        (59,291)      (8,280,235)
Distributions from capital gains                  37,728,578     13,870,843      6,780,731      2,267,224       19,616,397
Net change in unrealized appreciation or
  depreciation of investments                   (138,545,964)   (51,825,910)   (35,051,380)   (12,109,103)     (46,707,846)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (98,849,423)   (39,460,447)   (26,819,832)    (9,649,805)     (35,294,752)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        14,071,583     18,641,124      3,388,814      3,535,314       10,858,456
Net transfers(1)                                 (33,682,825)    (8,634,415)   (14,296,759)    (4,532,632)     (29,205,862)
Transfers for policy loans                        (2,099,374)      (774,129)      (549,877)      (195,003)        (470,999)
Policy charges                                    (6,709,686)    (3,553,424)    (1,444,537)      (693,216)      (2,885,955)
Contract terminations:
    Surrender benefits                           (11,366,760)    (3,282,458)    (2,693,602)      (838,678)      (3,571,818)
    Death benefits                                  (136,256)       (15,564)      (187,051)        (5,921)         (23,201)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (39,923,318)     2,381,134    (15,783,012)    (2,730,136)     (25,299,379)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  279,439,140     99,593,999     71,597,923     23,795,390      102,556,769
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 140,666,399   $ 62,514,686   $ 28,995,079   $ 11,415,449     $ 41,962,638
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           109,304,368     46,273,969     51,557,769     12,231,416       44,220,789
Contract purchase payments                         6,773,521     10,701,907      3,151,994      2,323,843        5,766,542
Net transfers(1)                                 (14,745,525)    (4,083,069)   (12,793,983)    (2,863,068)     (14,641,806)
Transfers for policy loans                          (944,434)      (404,977)      (462,335)      (116,493)        (217,345)
Policy charges                                    (3,267,198)    (2,043,760)    (1,351,809)      (459,162)      (1,546,941)
Contract terminations:
    Surrender benefits                            (5,279,630)    (1,906,015)    (2,422,368)      (547,550)      (1,876,815)
    Death benefits                                   (58,624)        (8,127)      (147,023)        (3,367)         (11,477)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  91,782,478     48,529,928     37,532,245     10,565,619       31,692,947
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    51

STATEMENTS OF CHANGES IN NET ASSETS



                                             FTVIPT FRANK       FTVIPT         GS VIT          GS VIT          GS VIT
                                              SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.
YEAR ENDED DEC. 31, 2008 (CONTINUED)             CL 2         SEC, CL 2         INST          EQ, INST        EQ, INST
 OPERATIONS
Investment income (loss) -- net              $    105,850    $   375,641    $    182,545     $   (18,299)   $    272,249
Net realized gain (loss) on sales of
  investments                                     860,595       (356,922)     (4,390,185)       (589,432)     (2,445,161)
Distributions from capital gains                3,659,003        764,459         289,149          10,609         465,153
Net change in unrealized appreciation or
  depreciation of investments                 (21,068,915)    (8,791,661)    (62,448,141)     (2,086,471)    (25,264,646)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (16,443,467)    (8,008,483)    (66,366,632)     (2,683,593)    (26,972,405)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      6,251,352      4,016,255      20,389,833         664,202       7,636,054
Net transfers(1)                              (15,474,986)    (3,043,347)    (35,557,161)     (1,799,762)    (31,128,199)
Transfers for policy loans                       (398,429)      (144,681)     (1,358,092)        (23,698)       (465,637)
Policy charges                                 (1,776,559)      (786,192)     (5,804,505)       (265,885)     (2,167,711)
Contract terminations:
    Surrender benefits                         (2,445,827)      (656,688)     (7,757,281)       (382,957)     (3,343,567)
    Death benefits                                (19,620)        (1,797)        (26,184)           (112)        (34,071)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (13,864,069)      (616,450)    (30,113,390)     (1,808,212)    (29,503,131)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                61,594,543     21,880,075     204,428,353       9,117,285      93,726,848
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 31,287,007    $13,255,142    $107,948,331     $ 4,625,480    $ 37,251,312
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         27,554,908     14,489,356      77,828,223       6,367,765      90,954,761
Contract purchase payments                      3,197,716      3,221,235       9,195,816         550,729       8,962,285
Net transfers(1)                               (7,328,488)    (2,339,707)    (14,495,733)     (1,423,265)    (34,992,000)
Transfers for policy loans                       (198,409)      (109,450)       (560,145)        (14,751)       (523,889)
Policy charges                                   (916,148)      (639,140)     (2,651,203)       (224,673)     (2,584,585)
Contract terminations:
    Surrender benefits                         (1,215,533)      (537,527)     (3,428,294)       (314,650)     (3,880,977)
    Death benefits                                 (9,303)        (1,384)        (10,851)           (120)        (36,238)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               21,084,743     14,083,383      65,877,813       4,941,035      57,899,357
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 52    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                              JANUS ASPEN   JANUS ASPEN    JANUS ASPEN    JANUS ASPEN          MFS
                                              ENTERPRISE,      GLOBAL        JANUS,        OVERSEAS,     INV GRO STOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SERV       TECH, SERV       SERV            SERV           SERV CL
 OPERATIONS
Investment income (loss) -- net               $  (125,618)  $   (82,569)  $    (97,033)  $     266,639    $   (185,081)
Net realized gain (loss) on sales of
  investments                                     131,753      (293,909)      (110,983)      2,822,596         322,601
Distributions from capital gains                  896,039            --             --      19,393,396       1,566,335
Net change in unrealized appreciation or
  depreciation of investments                  (8,704,411)   (5,303,617)   (29,090,552)   (100,600,566)    (15,020,813)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (7,802,237)   (5,680,095)   (29,298,568)    (78,117,935)    (13,316,958)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      1,097,106     1,119,655     11,970,407      10,499,334       3,373,791
Net transfers(1)                                 (561,616)   (2,056,814)    66,182,014     (17,291,053)     (7,931,240)
Transfers for policy loans                       (197,801)     (133,404)      (467,159)     (1,494,452)       (380,711)
Policy charges                                   (567,079)     (388,663)    (1,928,357)     (3,627,825)     (1,122,686)
Contract terminations:
    Surrender benefits                           (725,641)     (534,240)    (1,361,543)     (5,066,226)     (1,613,359)
    Death benefits                                 (3,771)           --           (962)        (47,811)             --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (958,802)   (1,993,466)    74,394,400     (17,028,033)     (7,674,205)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                18,138,721    14,074,330     21,046,788     159,690,676      41,198,365
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 9,377,682   $ 6,400,769   $ 66,142,620   $  64,544,708    $ 20,207,202
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         23,594,297    26,110,026     20,250,740      90,519,266      52,721,444
Contract purchase payments                      1,791,413     2,686,853     14,802,374       7,938,776       5,197,488
Net transfers(1)                               (1,073,336)   (4,827,398)    76,465,026     (13,700,494)    (11,778,738)
Transfers for policy loans                       (306,626)     (309,032)      (559,781)     (1,025,347)       (525,096)
Policy charges                                   (927,329)     (948,689)    (2,455,932)     (2,761,814)     (1,738,486)
Contract terminations:
    Surrender benefits                         (1,149,040)   (1,326,691)    (1,707,207)     (3,662,461)     (2,472,233)
    Death benefits                                 (5,221)           --         (1,111)        (27,867)             --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               21,924,158    21,385,069    106,794,109      77,280,059      41,404,379
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    53

STATEMENTS OF CHANGES IN NET ASSETS



                                                   MFS            MFS          OPPEN           OPPEN             OPPEN
                                                NEW DIS,      UTILITIES,     GLOBAL SEC   MAIN ST SM CAP   GLOBAL STRATEGIC
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV CL        SERV CL       VA, SERV       VA, SERV        INC VA, SERV
 OPERATIONS
Investment income (loss) -- net               $   (175,298)  $     62,048   $     9,201     $   (23,877)     $  2,331,465
Net realized gain (loss) on sales of
  investments                                     (700,096)      (472,175)     (202,543)       (119,350)       (1,524,111)
Distributions from capital gains                 4,140,032      2,654,044       210,647         172,718           773,286
Net change in unrealized appreciation or
  depreciation of investments                  (12,303,868)   (10,577,603)   (1,721,807)     (1,731,180)      (23,917,379)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (9,039,230)    (8,333,686)   (1,704,502)     (1,701,689)      (22,336,739)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       2,352,164      2,649,836       850,114         929,405        16,233,861
Net transfers(1)                                (4,617,476)     5,487,577       339,898       1,000,904        90,921,118
Transfers for policy loans                        (137,409)      (307,976)      (21,552)         (4,870)         (992,678)
Policy charges                                    (787,395)      (737,862)     (163,761)       (162,660)       (3,805,692)
Contract terminations:
    Surrender benefits                          (1,203,600)      (461,831)     (113,492)       (119,745)       (3,073,699)
    Death benefits                                      --         (1,923)           --              --           (33,894)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (4,393,716)     6,627,821       891,207       1,643,034        99,249,016
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 25,899,938     15,438,388     3,437,196       3,213,669        38,429,340
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 12,466,992   $ 13,732,523   $ 2,623,901     $ 3,155,014      $115,341,617
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          25,700,863      5,320,969     2,596,746       2,737,841        33,282,456
Contract purchase payments                       2,881,256      1,110,541       804,218         953,234        14,655,623
Net transfers(1)                                (5,344,481)     1,891,430       252,082         977,699        77,141,227
Transfers for policy loans                        (143,480)      (126,256)      (20,603)         (5,283)         (891,643)
Policy charges                                    (966,124)      (315,120)     (158,722)       (170,429)       (3,498,323)
Contract terminations:
    Surrender benefits                          (1,487,849)      (201,361)     (121,695)       (118,281)       (2,788,809)
    Death benefits                                      --           (773)           --              --           (28,990)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                20,640,185      7,679,430     3,352,026       4,374,781       117,871,541
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 54    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                    PIMCO             PUT VT           PUT VT        PUT VT        PUT VT
                                               VIT ALL ASSET,   GLOBAL HLTH CARE,    HI YIELD,      INTL EQ,      NEW OPP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             ADVISOR CL           CL IB            CL IB         CL IB          CL IA
 OPERATIONS
Investment income (loss) -- net                 $  3,509,396        $  (25,203)     $ 1,423,549   $    58,415   $   (748,440)
Net realized gain (loss) on sales of
  investments                                       (705,141)           (8,117)      (1,087,899)     (264,961)   (11,677,562)
Distributions from capital gains                     226,475            24,189               --       729,567             --
Net change in unrealized appreciation or
  depreciation of investments                    (15,488,653)         (577,209)      (4,176,498)   (2,649,006)   (46,883,221)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (12,457,923)         (586,340)      (3,840,848)   (2,125,985)   (59,309,223)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        10,567,312           479,284        1,033,095       708,009     11,886,135
Net transfers(1)                                  57,169,128           354,413       (6,769,609)   (1,774,571)   (24,390,378)
Transfers for policy loans                          (487,264)           (8,260)        (192,454)      (38,849)      (928,224)
Policy charges                                    (1,883,599)         (132,297)        (537,802)     (149,151)    (7,607,046)
Contract terminations:
    Surrender benefits                            (1,404,551)         (116,630)        (941,654)     (103,367)   (10,638,855)
    Death benefits                                   (17,040)           (1,225)         (24,023)           --        (17,005)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    63,943,986           575,285       (7,432,447)   (1,357,929)   (31,695,373)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   18,492,379         2,734,514       20,630,206     5,845,302    174,571,846
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 69,978,442        $2,723,459      $ 9,356,911   $ 2,361,388   $ 83,567,250
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            17,574,825         2,265,408       14,449,391     3,246,299    112,779,883
Contract purchase payments                        10,800,216           427,893          785,377       494,358      9,498,374
Net transfers(1)                                  55,365,268           285,656       (5,017,707)   (1,174,160)   (18,541,238)
Transfers for policy loans                          (498,217)           (7,616)        (136,980)      (22,731)      (665,169)
Policy charges                                    (1,963,623)         (118,669)        (413,980)     (106,069)    (6,098,794)
Contract terminations:
    Surrender benefits                            (1,454,731)         (106,443)        (704,408)      (76,740)    (8,210,557)
    Death benefits                                   (16,396)             (987)         (17,108)           --        (12,613)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  79,807,342         2,745,242        8,944,585     2,360,957     88,749,886
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    55

STATEMENTS OF CHANGES IN NET ASSETS



                                                    PUT VT         ROYCE          DISC           DISC           DISC
                                                    VISTA,      MICRO-CAP,    ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)              CL IB        INVEST CL       AGGR(2)      CONSERV(2)       MOD(2)
 OPERATIONS
Investment income (loss) -- net                  $   (76,643)  $  1,292,826    $  (10,408)    $   (3,428)    $   (24,511)
Net realized gain (loss) on sales of
  investments                                          2,030      2,953,355       (25,881)       (14,239)        (93,544)
Distributions from capital gains                          --      8,726,516            --             --              --
Net change in unrealized appreciation or
  depreciation of investments                     (4,635,733)   (57,068,987)     (592,345)       (61,800)     (1,283,702)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (4,710,346)   (44,096,290)     (628,634)       (79,467)     (1,401,757)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           953,577      6,322,570       214,950         37,182         116,448
Net transfers(1)                                  (1,753,094)   (22,530,994)    3,301,288      1,633,350       8,206,059
Transfers for policy loans                           (92,787)      (721,737)      (23,986)       (11,566)        (20,832)
Policy charges                                      (339,172)    (2,980,542)      (43,688)       (40,391)        (96,293)
Contract terminations:
    Surrender benefits                              (532,284)    (5,485,033)      (30,257)       (96,902)        (99,906)
    Death benefits                                    (9,965)       (67,954)           --             --              --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (1,773,725)   (25,463,690)    3,418,307      1,521,673       8,105,476
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   11,572,237    121,404,027            --             --              --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 5,088,166   $ 51,844,047    $2,789,673     $1,442,206     $ 6,703,719
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            15,215,879     41,807,487            --             --              --
Contract purchase payments                         1,595,963      2,695,929       287,383         44,280         146,385
Net transfers(1)                                  (2,839,689)    (8,954,405)    3,777,515      1,845,292       8,963,651
Transfers for policy loans                          (122,889)      (265,121)      (31,394)       (14,336)        (23,648)
Policy charges                                      (571,010)    (1,282,955)      (55,368)       (46,624)       (120,181)
Contract terminations:
    Surrender benefits                              (866,887)    (2,220,188)      (40,650)      (111,533)       (130,322)
    Death benefits                                   (14,132)       (24,792)           --             --              --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  12,397,235     31,755,955     3,937,486      1,717,079       8,835,885
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 56    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                   DISC            DISC          VP DAVIS         VP GS        VP PTNRS
                                               ASSET ALLOC,    ASSET ALLOC,     NY VENTURE,   MID CAP VAL,    SM CAP VAL,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)          MOD AGGR(2)   MOD CONSERV(2)       CL 3           CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                 $   (26,635)    $   (8,153)    $   (323,477)    $  (2,664)   $   (417,698)
Net realized gain (loss) on sales of
  investments                                      (107,690)      (105,196)         (76,173)      (24,270)       (208,650)
Distributions from capital gains                         --             --          160,120         1,890       1,272,015
Net change in unrealized appreciation or
  depreciation of investments                    (1,470,953)      (284,009)     (19,698,924)     (136,002)    (20,778,100)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (1,605,278)      (397,358)     (19,938,454)     (161,046)    (20,132,433)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          312,380         36,752        8,293,849        69,002      11,003,143
Net transfers(1)                                  8,127,699      3,217,651       45,127,215       227,884      36,839,808
Transfers for policy loans                          (49,132)          (849)        (309,970)       (1,022)       (437,889)
Policy charges                                      (91,098)       (49,223)      (1,336,567)      (14,801)     (1,923,820)
Contract terminations:
    Surrender benefits                             (107,723)      (108,089)        (921,242)       (8,263)     (1,510,579)
    Death benefits                                       --             --             (736)           --          (6,054)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    8,192,126      3,096,242       50,852,549       272,800      43,964,609
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --             --       14,559,955       256,728      31,869,782
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 6,586,848     $2,698,884     $ 45,474,050     $ 368,482    $ 55,701,958
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --             --       15,003,897       215,232      20,614,188
Contract purchase payments                          388,570         46,288       10,734,324        69,836       8,362,855
Net transfers(1)                                  8,882,497      3,547,952       54,631,820       231,425      27,119,817
Transfers for policy loans                          (67,468)        (1,079)        (393,092)       (1,018)       (317,049)
Policy charges                                     (114,268)       (59,783)      (1,778,717)      (15,111)     (1,486,947)
Contract terminations:
    Surrender benefits                             (124,069)      (135,488)      (1,208,174)       (8,032)     (1,158,666)
    Death benefits                                       --             --             (883)           --          (4,048)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  8,965,262      3,397,890       76,989,175       492,332      53,130,150
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    57

STATEMENTS OF CHANGES IN NET ASSETS



                                                   RVS VP         RVS VP         RVS VP          RVS VP          RVS VP
                                                    BAL,           CASH            DIV           DIV EQ           DYN
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL 3        MGMT, CL 3     BOND, CL 3      INC, CL 3        EQ, CL 3
 OPERATIONS
Investment income (loss) -- net                 $ (1,519,738)  $  1,600,933   $ (1,485,478)  $  (3,325,307)  $  (2,665,648)
Net realized gain (loss) on sales of
  investments                                     (8,900,628)        (7,162)    (2,287,624)     (2,555,323)     (7,761,818)
Distributions from capital gains                  18,407,276             --             --      39,031,938      45,856,980
Net change in unrealized appreciation or
  depreciation of investments                    (90,176,351)       (33,247)   (19,620,161)   (235,782,808)   (241,674,498)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (82,189,441)     1,560,524    (23,393,263)   (202,631,500)   (206,244,984)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        19,000,519     28,382,515     37,809,160      53,782,926      40,234,493
Net transfers(1)                                 (43,233,731)    13,707,366     36,562,008     (18,671,303)    (79,809,679)
Transfers for policy loans                        (1,029,884)      (876,062)    (2,457,303)     (3,557,275)     (1,161,827)
Policy charges                                   (18,594,056)   (12,480,150)   (14,144,943)    (15,100,295)    (29,053,856)
Contract terminations:
    Surrender benefits                           (18,099,192)   (16,794,897)   (14,548,986)    (17,764,066)    (29,861,329)
    Death benefits                                  (506,656)       (83,945)      (187,284)       (180,636)       (455,933)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (62,463,000)    11,854,827     43,032,652      (1,490,649)   (100,108,131)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  312,062,373    113,766,641    268,070,533     501,850,751     556,056,359
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $167,409,932   $127,181,992   $287,709,922   $ 297,728,602   $ 249,703,244
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           277,699,047     98,463,880    191,510,335     267,421,866     631,216,077
Contract purchase payments                        19,759,682     24,356,189     27,822,768      36,052,304      57,932,001
Net transfers(1)                                 (43,895,027)    11,703,341     25,077,816     (10,374,046)   (109,797,176)
Transfers for policy loans                        (1,009,844)      (750,273)    (1,794,154)     (2,203,919)     (1,360,422)
Policy charges                                   (19,470,424)   (10,710,891)   (10,454,487)    (10,221,346)    (41,962,998)
Contract terminations:
    Surrender benefits                           (18,306,070)   (14,390,816)   (10,721,283)    (11,657,891)    (41,171,203)
    Death benefits                                  (471,242)       (71,882)      (152,464)       (115,102)       (585,538)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 214,306,122    108,599,548    221,288,531     268,901,866     494,270,741
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 58    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                    RVS VP          RVS VP           RVS VP         RVS VP        RVS VP
                                                    GLOBAL     GLOBAL INFLATION     HI YIELD         INC         MID CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)              BOND, CL 3    PROT SEC, CL 3     BOND, CL 3     OPP, CL 3     GRO, CL 3
 OPERATIONS
Investment income (loss) -- net                  $ 5,720,702      $   690,437     $   (403,633)  $  (238,331)  $  (101,750)
Net realized gain (loss) on sales of
  investments                                       (501,589)        (467,708)      (2,348,795)     (709,058)     (427,020)
Distributions from capital gains                      43,931               --               --            --        87,605
Net change in unrealized appreciation or
  depreciation of investments                     (7,691,373)      (1,874,376)     (15,436,995)   (6,831,257)   (5,901,345)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (2,428,329)      (1,651,647)     (18,189,423)   (7,778,646)   (6,342,510)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        11,668,417        7,083,296        7,838,973     6,262,601     1,694,717
Net transfers(1)                                  18,595,512       37,034,990      (31,706,955)   28,358,860    (2,841,599)
Transfers for policy loans                        (1,007,898)        (503,054)        (549,829)     (251,793)     (126,307)
Policy charges                                    (3,354,259)      (1,476,841)      (3,013,363)   (1,105,315)     (572,173)
Contract terminations:
    Surrender benefits                            (3,768,160)      (1,110,689)      (3,811,216)     (757,665)     (717,882)
    Death benefits                                   (44,977)          (3,979)         (38,708)         (670)           --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    22,088,635       41,023,723      (31,281,098)   32,506,018    (2,563,244)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   74,558,861       13,098,242       96,633,920    11,525,124    15,909,677
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $94,219,167      $52,470,318     $ 47,163,399   $36,252,496   $ 7,003,923
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            46,890,471       12,081,742       69,117,566    10,553,666    11,572,211
Contract purchase payments                         7,369,870        6,475,865        6,070,214     6,216,820     1,577,250
Net transfers(1)                                  10,971,959       33,054,371      (23,968,225)   26,605,609    (2,520,730)
Transfers for policy loans                          (635,179)        (460,202)        (406,812)     (246,272)     (103,767)
Policy charges                                    (2,133,734)      (1,358,563)      (2,355,838)   (1,111,840)     (535,233)
Contract terminations:
    Surrender benefits                            (2,383,022)      (1,020,193)      (2,937,794)     (759,480)     (669,099)
    Death benefits                                   (28,356)          (3,551)         (27,970)         (651)           --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  60,052,009       48,769,469       45,491,141    41,257,852     9,320,632
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    59

STATEMENTS OF CHANGES IN NET ASSETS



                                                      RVS VP        RVS VP          RVS VP            SEL         SEL VP
                                                     MID CAP       S&P 500,          SHORT            VP          LG CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                VAL, CL 3        CL 3       DURATION, CL 3     GRO, CL 3    VAL, CL 3
 OPERATIONS
Investment income (loss) -- net                    $   (64,236)  $   (416,067)    $  (410,994)   $   (730,732)  $  (4,226)
Net realized gain (loss) on sales of investments      (230,634)       657,676        (164,864)       (528,501)    (48,534)
Distributions from capital gains                     1,225,217      2,175,314              --              --      10,032
Net change in unrealized appreciation or
  depreciation of investments                       (5,298,489)   (24,813,852)     (1,336,796)    (62,618,754)   (192,069)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (4,368,142)   (22,396,929)     (1,912,654)    (63,877,987)   (234,797)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,502,375      5,716,016       5,006,517      18,020,998     162,642
Net transfers(1)                                     3,770,032    (10,087,030)       (865,193)     14,257,323     114,866
Transfers for policy loans                             (76,614)      (329,692)       (458,147)       (764,840)     (1,468)
Policy charges                                        (285,679)    (1,968,478)     (3,169,004)     (3,929,584)    (30,672)
Contract terminations:
    Surrender benefits                                (209,023)    (2,894,015)     (3,176,357)     (4,207,302)    (17,464)
    Death benefits                                          --             --         (69,670)        (28,993)         --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       4,701,091     (9,563,199)     (2,731,854)     23,347,602     227,904
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      5,697,883     67,021,489      55,521,994     130,021,368     513,567
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 6,030,832   $ 35,061,361     $50,877,486    $ 89,490,983   $ 506,674
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               4,302,586     65,036,335      43,230,687     215,183,503     429,785
Contract purchase payments                           1,437,714      6,755,063       3,924,238      38,825,223     169,339
Net transfers(1)                                     3,183,040    (11,183,122)       (696,220)     33,622,282     160,251
Transfers for policy loans                             (76,657)      (350,681)       (360,685)     (1,517,851)     (1,910)
Policy charges                                        (280,389)    (2,346,027)     (2,496,751)     (8,577,129)    (32,752)
Contract terminations:
    Surrender benefits                                (194,993)    (3,333,313)     (2,496,568)     (8,953,365)    (18,008)
    Death benefits                                          --             --         (58,873)        (55,687)         --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     8,371,301     54,578,255      41,045,828     268,526,976     706,705
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 60    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                     SEL VP        THDL VP        THDL VP          THIRD        VANK LIT
                                                     SM CAP         EMER            INTL            AVE         COMSTOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               VAL, CL 3     MKTS, CL 3      OPP, CL 3          VAL           CL II
 OPERATIONS
Investment income (loss) -- net                   $  (169,801)  $   (146,563)  $   2,555,774   $    (97,175)  $    157,546
Net realized gain (loss) on sales of investments   (2,317,575)      (244,895)     14,647,579      1,582,695       (113,824)
Distributions from capital gains                    2,488,873     14,338,239              --     14,189,397      1,046,057
Net change in unrealized appreciation or
  depreciation of investments                      (8,838,669)   (70,108,034)   (105,247,474)   (62,831,421)   (15,570,505)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (8,837,172)   (56,161,253)    (88,044,121)   (47,156,504)   (14,480,726)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          2,278,163     11,367,737      12,202,819      6,864,060      6,701,009
Net transfers(1)                                   (6,909,538)    22,096,269     (39,713,499)   (31,779,699)    35,147,115
Transfers for policy loans                           (108,346)    (1,234,992)     (1,511,550)      (712,879)      (259,453)
Policy charges                                       (799,547)    (2,708,386)     (9,186,877)    (3,158,140)    (1,092,362)
Contract terminations:
    Surrender benefits                             (1,038,568)    (2,931,389)    (12,540,819)    (5,084,355)      (771,393)
    Death benefits                                     (5,036)       (23,124)       (140,528)        (7,671)          (545)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (6,582,872)    26,566,115     (50,890,454)   (33,878,684)    39,724,371
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    27,429,869     90,908,238     250,571,895    132,885,840     11,606,327
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $12,009,825   $ 61,313,100   $ 111,637,320   $ 51,850,652   $ 36,849,972
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             19,239,781     31,068,453     222,331,737     51,179,962     12,703,942
Contract purchase payments                          1,982,718      5,457,017      13,710,629      3,351,554      9,156,509
Net transfers(1)                                   (5,712,410)    12,356,750     (42,608,893)   (14,499,795)    44,481,998
Transfers for policy loans                            (68,855)      (511,916)     (1,532,316)      (309,024)      (349,268)
Policy charges                                       (704,035)    (1,315,186)    (10,374,931)    (1,559,769)    (1,530,444)
Contract terminations:
    Surrender benefits                               (890,339)    (1,373,146)    (13,576,929)    (2,394,279)    (1,065,175)
    Death benefits                                     (3,898)        (8,785)       (141,698)        (3,384)          (684)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   13,842,962     45,673,187     167,807,599     35,765,265     63,396,878
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    61

STATEMENTS OF CHANGES IN NET ASSETS



                                                   VANK UIF        VANK UIF                                       WF ADV
                                                    GLOBAL       MID CAP GRO,       WANGER         WANGER        VT INDEX
YEAR ENDED DEC. 31, 2008 (CONTINUED)           REAL EST, CL II       CL II           INTL            USA       ASSET ALLOC
 OPERATIONS
Investment income (loss) -- net                  $    270,797     $    (1,104)  $     109,347   $ (1,136,014)  $    77,693
Net realized gain (loss) on sales of
  investments                                            (737)       (400,809)      1,920,390        510,321      (141,035)
Distributions from capital gains                      922,786         777,465      22,720,846     15,826,879       402,407
Net change in unrealized appreciation or
  depreciation of investments                     (10,561,130)     (2,000,914)   (113,311,520)   (74,247,046)   (2,052,050)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (9,368,284)     (1,625,362)    (88,560,937)   (59,045,860)   (1,712,985)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          2,923,714         389,865      19,885,378     18,528,314       992,041
Net transfers(1)                                   22,227,118       2,440,585      (5,466,566)   (20,223,193)   (1,571,667)
Transfers for policy loans                           (137,311)        (71,783)     (1,596,059)    (1,215,484)      (28,073)
Policy charges                                       (482,490)        (91,317)     (5,270,728)    (4,576,728)     (277,990)
Contract terminations:
    Surrender benefits                               (340,810)        (56,456)     (6,721,632)    (5,770,519)     (132,188)
    Death benefits                                       (915)             --         (17,210)       (68,371)           --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     24,189,306       2,610,894         813,183    (13,325,981)   (1,017,877)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     4,264,928         942,134     196,656,455    158,998,401     6,410,540
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 19,085,950     $ 1,927,666   $ 108,908,701   $ 86,626,560   $ 3,679,678
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              4,908,104         867,425     110,580,475     80,676,813     4,473,305
Contract purchase payments                          4,568,535         476,017      14,590,258     11,465,193       808,536
Net transfers(1)                                   31,894,251       2,292,244      (1,707,170)   (11,465,288)   (1,261,535)
Transfers for policy loans                           (216,546)        (83,452)     (1,088,122)      (706,193)      (18,555)
Policy charges                                       (780,727)       (113,545)     (3,923,748)    (2,859,158)     (228,677)
Contract terminations:
    Surrender benefits                               (548,925)        (71,221)     (4,844,759)    (3,537,209)     (117,865)
    Death benefits                                     (1,157)             --         (11,332)       (37,905)           --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   39,823,535       3,367,468     113,595,602     73,536,253     3,655,209
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 62    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     WF ADV        WF ADV        WF ADV
                                                                       VT            VT            VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                               INTL CORE        OPP        SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                                   $    15,487   $    28,587   $   (66,796)
Net realized gain (loss) on sales of investments                      (46,365)     (165,281)     (610,828)
Distributions from capital gains                                      295,254       634,590     2,189,680
Net change in unrealized appreciation or depreciation of
  investments                                                      (1,035,877)   (1,771,299)   (5,245,312)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      (771,501)   (1,273,403)   (3,733,256)
---------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                            284,179       475,637     1,330,845
Net transfers(1)                                                     (288,197)     (596,426)      275,518
Transfers for policy loans                                             (3,379)       (7,131)      (88,059)
Policy charges                                                        (64,649)     (122,852)     (288,040)
Contract terminations:
    Surrender benefits                                                (51,325)     (118,547)     (238,964)
    Death benefits                                                         --            --          (600)
---------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (123,371)     (369,319)      990,700
---------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     1,850,291     3,486,728     8,030,043
---------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $   955,419   $ 1,844,006   $ 5,287,487
---------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              1,142,653     2,302,533     4,797,987
Contract purchase payments                                            223,345       369,753     1,019,543
Net transfers(1)                                                     (216,071)     (427,096)       93,715
Transfers for policy loans                                             (2,649)       (1,907)      (65,693)
Policy charges                                                        (51,655)      (97,256)     (222,313)
Contract terminations:
    Surrender benefits                                                (43,586)      (94,803)     (180,805)
    Death benefits                                                         --            --          (426)
---------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    1,052,037     2,051,224     5,442,008
---------------------------------------------------------------------------------------------------------




   (1) Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



   (2) For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    63

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION


RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.



The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life. The following is a list of each variable life insurance product funded through the Account.



RiverSource(R) Single Premium Variable Life Insurance*


RiverSource Succession Select(R) Variable Life Insurance


RiverSource(R) Variable Second-To-Die Life Insurance*


RiverSource(R) Variable Universal Life


RiverSource(R) Variable Universal Life III


RiverSource(R) Variable Universal Life IV


RiverSource(R) Variable Universal Life IV - Estate Series


RiverSource(R) Single Premium Variable Life Insurance Policy (RVS SPVL)*



   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.



The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts.



DIVISION                           FUND
---------------------------------------------------------------------------------------------
Invesco VI Cap Appr, Ser I         Invesco V.I. Capital Appreciation Fund, Series I Shares
                                     (previously AIM V.I. Capital Appreciation Fund, Series
                                     I Shares)
Invesco VI Cap Appr, Ser II        Invesco V.I. Capital Appreciation Fund, Series II Shares
                                     (previously AIM V.I. Capital Appreciation Fund, Series
                                     II Shares)
Invesco VI Cap Dev, Ser I          Invesco V.I. Capital Development Fund, Series I Shares
                                     (previously AIM V.I. Capital Development Fund, Series I
                                     Shares)
Invesco VI Cap Dev, Ser II         Invesco V.I. Capital Development Fund, Series II Shares
                                     (previously AIM V.I. Capital Development Fund, Series
                                     II Shares)
Invesco VI Core Eq, Ser I          Invesco V.I. Core Equity Fund, Series I Shares
                                     (previously AIM V.I. Core Equity Fund, Series I Shares)
Invesco VI Dyn, Ser I              Invesco V.I. Dynamics Fund, Series I Shares
                                     (previously AIM V.I. Dynamics Fund, Series I Shares)
Invesco VI Fin Serv, Ser I         Invesco V.I. Financial Services Fund, Series I Shares
                                     (previously AIM V.I. Financial Services Fund, Series I
                                     Shares)
Invesco VI Intl Gro, Ser II        Invesco V.I. International Growth Fund, Series II
                                     Shares(1)
                                     (previously AIM V.I. International Growth Fund, Series
                                     II Shares)
Invesco VI Tech, Ser I             Invesco V.I. Technology Fund, Series I Shares
                                     (previously AIM V.I. Technology Fund, Series I Shares)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class
                                     B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class
                                     B)(2)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VS Social Bal              Calvert Variable Series, Inc. VP SRI Social Balanced
                                     Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex I                  Credit Suisse Trust - U.S. Equity Flex I Portfolio(3)
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2(4)
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2

-





 64    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

DIVISION                           FUND
---------------------------------------------------------------------------------------------
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class
  2                                  2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional
                                     Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity
                                     Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity
                                     Fund - Institutional Shares
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service
                                     Shares
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Global Strategic Inc VA,     Oppenheimer Global Strategic Income Fund/VA, Service
  Serv                               Shares
                                     (previously Oppenheimer Strategic Bond Fund/VA, Service
                                     Shares)
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Disc Asset Alloc, Aggr             RVST Disciplined Asset Allocation Portfolios - Aggressive
Disc Asset Alloc, Conserv          RVST Disciplined Asset Allocation
                                     Portfolios - Conservative
Disc Asset Alloc, Mod              RVST Disciplined Asset Allocation Portfolios - Moderate
Disc Asset Alloc, Mod Aggr         RVST Disciplined Asset Allocation Portfolios - Moderately
                                     Aggressive
Disc Asset Alloc, Mod Conserv      RVST Disciplined Asset Allocation Portfolios - Moderately
                                     Conservative
VP Davis NY Venture, Cl 3          RVST Variable Portfolio - Davis New York Venture Fund
                                     (Class 3)
                                     (previously RVST RiverSource Partners Variable
                                     Portfolio - Fundamental Value Fund)
VP GS Mid Cap Val, Cl 3            RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund
                                     (Class 3)
                                     (previously RVST RiverSource Partners Variable
                                     Portfolio - Select Value Fund)
VP Ptnrs Sm Cap Val, Cl 3          RVST Variable Portfolio - Partners Small Cap Value Fund
                                     (Class 3)
                                     (previously RVST RiverSource Partners Variable
                                     Portfolio - Small Cap Value Fund)
RVS VP Bal, Cl 3                   RVST RiverSource Variable Portfolio - Balanced Fund (Class
                                     3)
RVS VP Cash Mgmt, Cl 3             RVST RiverSource Variable Portfolio - Cash Management Fund
                                     (Class 3)
RVS VP Div Bond, Cl 3              RVST RiverSource Variable Portfolio - Diversified Bond
                                     Fund (Class 3)
RVS VP Div Eq Inc, Cl 3            RVST RiverSource Variable Portfolio - Diversified Equity
                                     Income Fund (Class 3)(5)
RVS VP Dyn Eq, Cl 3                RVST RiverSource Variable Portfolio - Dynamic Equity Fund
                                     (Class 3)
RVS VP Global Bond, Cl 3           RVST RiverSource Variable Portfolio - Global Bond Fund
                                     (Class 3)
RVS VP Global Inflation Prot Sec,  RVST RiverSource Variable Portfolio - Global Inflation
  Cl 3                               Protected Securities Fund (Class 3)
RVS VP Hi Yield Bond, Cl 3         RVST RiverSource Variable Portfolio - High Yield Bond Fund
                                     (Class 3)
RVS VP Inc Opp, Cl 3               RVST RiverSource Variable Portfolio - Income Opportunities
                                     Fund (Class 3)
RVS VP Mid Cap Gro, Cl 3           RVST RiverSource Variable Portfolio - Mid Cap Growth Fund
                                     (Class 3)
RVS VP Mid Cap Val, Cl 3           RVST RiverSource Variable Portfolio - Mid Cap Value Fund
                                     (Class 3)
RVS VP S&P 500, Cl 3               RVST RiverSource Variable Portfolio - S&P 500 Index Fund
                                     (Class 3)
RVS VP Short Duration, Cl 3        RVST RiverSource Variable Portfolio - Short Duration U.S.
                                     Government Fund (Class 3)
Sel VP Gro, Cl 3                   RVST Seligman Variable Portfolio - Growth Fund (Class 3)
Sel VP Lg Cap Val, Cl 3            RVST Seligman Variable Portfolio - Larger-Cap Value Fund
                                     (Class 3)
Sel VP Sm Cap Val, Cl 3            RVST Seligman Variable Portfolio - Smaller-Cap Value Fund
                                     (Class 3)
THDL VP Emer Mkts, Cl 3            RVST Threadneedle Variable Portfolio - Emerging Markets
                                     Fund (Class 3)
THDL VP Intl Opp, Cl 3             RVST Threadneedle Variable Portfolio - International
                                     Opportunity Fund (Class 3)
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class
                                     II Shares
VanK UIF Global Real Est, Cl II    Van Kampen's UIF Global Real Estate Portfolio, Class II
                                     Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Index Asset Alloc        Wells Fargo Advantage VT Index Asset Allocation Fund
                                     (previously Wells Fargo Advantage VT Asset Allocation
                                     Fund)
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
---------------------------------------------------------------------------------------------






  (1) Effective Feb. 13, 2009, Putman VT International New Opportunities
      Fund - Class IB Shares was substituted with AIM V.I. International Growth Fund, Series II Shares.


  (2) Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).


  (3) Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct. 2, 2009.


  (4) Effective Feb. 13, 2009, FTVIPT Templeton Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity Fund - Class 2.


  (5) Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
      Portfolio - Diversified Equity Income Fund (Class 3).



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    65

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.



RiverSource Life serves as the distributor of the variable life insurance policies.



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


INVESTMENTS IN THE FUNDS



Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.



Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.



The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:



     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.



The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds.



FEDERAL INCOME TAXES



RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.



SUBSEQUENT EVENTS



Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.



USE OF ESTIMATES



The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.



3. VARIABLE ACCOUNT EXPENSES



RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.45%, 0.50% or 0.90% of the average daily net assets of each subaccount depending on the product selected.



RiverSource Life also deducts a daily minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount offered by the RVS SPVL product. This charge compensates RiverSource Life for the risk it assumes by providing a guaranteed minimum death benefit.



4. POLICY CHARGES



A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of


 66    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT
insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.



A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.



RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.



Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.



Some products may also charge an administrative charge or a death benefit guarantee charge.



Additional information can be found in the applicable product's prospectus.



5. SURRENDER CHARGES



RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.



6. RELATED PARTY TRANSACTIONS



Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.



For certain RVST funds, the management may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.



The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation, an affiliate of RiverSource Life. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.



The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.



RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc., the parent of RiverSource Life, (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.



On Sept. 29, 2009, Ameriprise Financial entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010. Certain divisions invest in Funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC.



In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.



7. INVESTMENT TRANSACTIONS



The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2009 were as follows:



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    67

DIVISION                                                                       PURCHASES
-----------------------------------------------------------------------------------------
Invesco VI Cap Appr, Ser I                                                   $    932,602
Invesco VI Cap Appr, Ser II                                                       676,394
Invesco VI Cap Dev, Ser I                                                         601,753
Invesco VI Cap Dev, Ser II                                                        261,047
Invesco VI Core Eq, Ser I                                                      19,026,057
Invesco VI Dyn, Ser I                                                             105,367
Invesco VI Fin Serv, Ser I                                                      1,511,648
Invesco VI Intl Gro, Ser II                                                    58,836,087
Invesco VI Tech, Ser I                                                          1,833,648
AB VPS Gro & Inc, Cl B                                                          1,410,743
AB VPS Intl Val, Cl B                                                          31,837,848
AB VPS Lg Cap Gro, Cl B                                                           824,313
AC VP Intl, Cl I                                                                1,527,579
AC VP Intl, Cl II                                                                 747,017
AC VP Val, Cl I                                                                 9,367,998
AC VP Val, Cl II                                                                2,492,189
Calvert VS Social Bal                                                             865,221
Col Hi Yield, VS Cl B                                                           2,662,959
CS Commodity Return                                                             5,054,828
CS U.S. Eq Flex I                                                               3,669,206
EV VT Floating-Rate Inc                                                        24,298,136
EG VA Fundamental Lg Cap, Cl 2                                                  4,761,832
EG VA Intl Eq, Cl 2                                                            35,661,939
Fid VIP Contrafund, Serv Cl 2                                                  20,472,043
Fid VIP Gro & Inc, Serv Cl                                                      3,728,792
Fid VIP Gro & Inc, Serv Cl 2                                                    1,609,358
Fid VIP Mid Cap, Serv Cl                                                       11,738,837
Fid VIP Mid Cap, Serv Cl 2                                                      6,404,929
Fid VIP Overseas, Serv Cl                                                       2,305,836
Fid VIP Overseas, Serv Cl 2                                                     1,249,527
FTVIPT Frank Global Real Est, Cl 2                                              8,326,982
FTVIPT Frank Sm Cap Val, Cl 2                                                   4,054,285
FTVIPT Mutual Shares Sec, Cl 2                                                  2,824,798
GS VIT Mid Cap Val, Inst                                                        9,596,482
GS VIT Structd Sm Cap Eq, Inst                                                    609,549
GS VIT Structd U.S. Eq, Inst                                                    2,491,553
Janus Aspen Enterprise, Serv                                                      772,530
Janus Aspen Global Tech, Serv                                                   2,042,314
Janus Aspen Janus, Serv                                                        23,815,762
Janus Aspen Overseas, Serv                                                      8,469,844
MFS Inv Gro Stock, Serv Cl                                                    108,012,833
MFS New Dis, Serv Cl                                                            1,492,680
MFS Utilities, Serv Cl                                                          2,690,478
Oppen Global Sec VA, Serv                                                       1,438,874
Oppen Main St Sm Cap VA, Serv                                                   1,691,588
Oppen Global Strategic Inc VA, Serv                                            28,606,322
PIMCO VIT All Asset, Advisor Cl                                                34,512,031
Put VT Global Hlth Care, Cl IB                                                  1,200,891
Put VT Hi Yield, Cl IB                                                          2,258,873
Put VT Intl Eq, Cl IB                                                             291,841
Put VT New Opp, Cl IA                                                          10,599,802
Put VT Vista, Cl IB                                                               357,539
Royce Micro-Cap, Invest Cl                                                      4,461,560
Disc Asset Alloc, Aggr                                                          2,590,851
Disc Asset Alloc, Conserv                                                       2,080,423
Disc Asset Alloc, Mod                                                           6,857,508
Disc Asset Alloc, Mod Aggr                                                      7,090,644
Disc Asset Alloc, Mod Conserv                                                   2,655,438
VP Davis NY Venture, Cl 3                                                      59,133,546
VP GS Mid Cap Val, Cl 3                                                           218,616
VP Ptnrs Sm Cap Val, Cl 3                                                      16,988,409
RVS VP Bal, Cl 3                                                                6,686,257
RVS VP Cash Mgmt, Cl 3                                                         16,483,489
RVS VP Div Bond, Cl 3                                                          82,780,764
RVS VP Div Eq Inc, Cl 3                                                        30,091,746
RVS VP Dyn Eq, Cl 3                                                            12,562,674
-----------------------------------------------------------------------------------------



 68    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

DIVISION                                                                       PURCHASES
-----------------------------------------------------------------------------------------
RVS VP Global Bond, Cl 3                                                     $ 21,245,761
RVS VP Global Inflation Prot Sec, Cl 3                                         73,284,994
RVS VP Hi Yield Bond, Cl 3                                                     11,669,864
RVS VP Inc Opp, Cl 3                                                           47,671,226
RVS VP Mid Cap Gro, Cl 3                                                        3,475,185
RVS VP Mid Cap Val, Cl 3                                                        2,064,768
RVS VP S&P 500, Cl 3                                                            4,357,156
RVS VP Short Duration, Cl 3                                                    18,941,236
Sel VP Gro, Cl 3                                                                9,195,305
Sel VP Lg Cap Val, Cl 3                                                         1,086,290
Sel VP Sm Cap Val, Cl 3                                                         1,201,846
THDL VP Emer Mkts, Cl 3                                                        12,489,371
THDL VP Intl Opp, Cl 3                                                          7,852,904
Third Ave Val                                                                  16,636,502
VanK LIT Comstock, Cl II                                                       15,139,473
VanK UIF Global Real Est, Cl II                                                 6,524,813
VanK UIF Mid Cap Gro, Cl II                                                     1,650,576
Wanger Intl                                                                    12,582,362
Wanger USA                                                                      9,321,829
WF Adv VT Index Asset Alloc                                                       597,252
WF Adv VT Intl Core                                                               174,136
WF Adv VT Opp                                                                     553,778
WF Adv VT Sm Cap Gro                                                            2,552,456
-----------------------------------------------------------------------------------------




8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS



The following is a summary of accumulation unit values at Dec. 31, 2009:



                                           INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                            CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
SUBACCOUNT                                    SER I            SER II             SER I            SER II             SER I
                                        ----------------------------------------------------------------------------------------
0.45%                                         $1.25             $  --             $1.48             $  --             $1.38
0.65%                                            --                --                --                --                --
0.90%                                          0.58              0.94              1.11              1.17              1.73
--------------------------------------------------------------------------------------------------------------------------------


                                           INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI          AB VPS
                                              DYN,            FIN SERV,         INTL GRO,           TECH,          GRO & INC,
SUBACCOUNT                                    SER I             SER I            SER II             SER I             CL B
                                        ----------------------------------------------------------------------------------------
0.45%                                         $  --             $1.69             $1.45             $1.65             $1.25
0.65%                                            --                --                --                --                --
0.90%                                          1.23              0.55              0.82              1.04              0.99
--------------------------------------------------------------------------------------------------------------------------------


                                             AB VPS            AB VPS             AC VP             AC VP             AC VP
                                            INTL VAL,        LG CAP GRO,          INTL,             INTL,             VAL,
SUBACCOUNT                                    CL B              CL B              CL I              CL II             CL I
                                        ----------------------------------------------------------------------------------------
0.45%                                         $1.55             $1.44             $1.47             $  --             $1.30
0.65%                                            --                --                --                --                --
0.90%                                          1.46              0.86              0.83              1.33              1.44
--------------------------------------------------------------------------------------------------------------------------------


                                              AC VP            CALVERT           COL HI              CS                CS
                                              VAL,               VS             YIELD, VS         COMMODITY          U.S. EQ
SUBACCOUNT                                    CL II          SOCIAL BAL           CL B             RETURN            FLEX I
                                        ----------------------------------------------------------------------------------------
0.45%                                         $  --             $1.28             $1.38             $1.27             $1.41
0.65%                                            --                --                --                --                --
0.90%                                          1.22              0.96              1.15              0.87              0.98
--------------------------------------------------------------------------------------------------------------------------------





                                              EV VT             EG VA             EG VA            FID VIP           FID VIP
                                          FLOATING-RATE      FUNDAMENTAL        INTL EQ,         CONTRAFUND,       GRO & INC,
SUBACCOUNT                                     INC          LG CAP, CL 2          CL 2            SERV CL 2          SERV CL
                                        ----------------------------------------------------------------------------------------

0.45%                                         $1.36             $1.49             $1.30             $1.47             $1.39
0.65%                                            --                --                --                --                --
0.90%                                          1.01              1.16              1.29              0.82              0.91
--------------------------------------------------------------------------------------------------------------------------------





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    69

                                             FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                           GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
SUBACCOUNT                                  SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                        ----------------------------------------------------------------------------------------
0.45%                                         $  --             $1.47             $  --             $1.44             $  --
0.65%                                            --                --                --                --                --
0.90%                                          1.09              2.13              1.78              0.97              1.35
--------------------------------------------------------------------------------------------------------------------------------


                                          FTVIPT FRANK      FTVIPT FRANK         FTVIPT            GS VIT        GS VIT STRUCTD
                                           GLOBAL REAL       SM CAP VAL,      MUTUAL SHARES        MID CAP           SM CAP
SUBACCOUNT                                  EST, CL 2           CL 2            SEC, CL 2         VAL, INST         EQ, INST
                                        ----------------------------------------------------------------------------------------
0.45%                                         $1.37             $1.45             $1.33             $1.41             $1.44
0.65%                                            --                --                --                --                --
0.90%                                          1.56              1.90              1.18              2.16              1.18
--------------------------------------------------------------------------------------------------------------------------------


                                         GS VIT STRUCTD      JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                            U.S. EQ,         ENTERPRISE,      GLOBAL TECH,         JANUS,           OVERSEAS,
SUBACCOUNT                                    INST              SERV              SERV              SERV              SERV
                                        ----------------------------------------------------------------------------------------
0.45%                                         $1.32             $1.53             $1.64             $1.42             $1.88
0.65%                                            --                --                --                --                --
0.90%                                          0.77              0.61              0.47              0.83              1.48
--------------------------------------------------------------------------------------------------------------------------------


                                               MFS               MFS               MFS              OPPEN             OPPEN
                                         INV GRO STOCK,       NEW DIS,         UTILITIES,      GLOBAL SEC VA,      MAIN ST SM
SUBACCOUNT                                   SERV CL           SERV CL           SERV CL            SERV          CAP VA, SERV
                                        ----------------------------------------------------------------------------------------
0.45%                                         $1.47             $1.77             $1.37             $1.52             $1.53
0.65%                                            --                --                --                --                --
0.90%                                          0.67              0.98              2.35              1.08              0.98
--------------------------------------------------------------------------------------------------------------------------------





                                                                                 PUT VT
                                          OPPEN GLOBAL        PIMCO VIT        GLOBAL HLTH         PUT VT            PUT VT
                                            STRATEGIC        ALL ASSET,           CARE,           HI YIELD,         INTL EQ,
SUBACCOUNT                                INC VA, SERV       ADVISOR CL           CL IB             CL IB             CL IB
                                        ----------------------------------------------------------------------------------------
0.45%                                         $1.19             $1.26             $1.26             $1.43             $1.42
0.65%                                            --                --                --                --                --
0.90%                                          1.15              1.06              1.24              1.56              1.24
--------------------------------------------------------------------------------------------------------------------------------


                                             PUT VT            PUT VT             ROYCE             DISC              DISC
                                            NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,      ASSET ALLOC,
SUBACCOUNT                                    CL IA             CL IB           INVEST CL           AGGR             CONSERV
                                        ----------------------------------------------------------------------------------------
0.45%                                         $1.38             $1.46             $1.70             $1.32             $1.20
0.65%                                            --                --                --                --                --
0.90%                                          1.24              0.56              2.56              0.87              0.97
--------------------------------------------------------------------------------------------------------------------------------


                                           DISC ASSET        DISC ASSET        DISC ASSET         VP DAVIS            VP GS
                                             ALLOC,            ALLOC,            ALLOC,          NY VENTURE,      MID CAP VAL,
SUBACCOUNT                                     MOD            MOD AGGR         MOD CONSERV          CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
0.45%                                         $1.27             $1.30             $1.23             $1.46             $1.47
0.65%                                            --                --                --                --                --
0.90%                                          0.91              0.89              0.94              0.77              1.01
--------------------------------------------------------------------------------------------------------------------------------
                                            VP PTNRS           RVS VP            RVS VP            RVS VP            RVS VP
                                           SM CAP VAL,          BAL,           CASH MGMT,         DIV BOND,        DIV EQ INC,
SUBACCOUNT                                    CL 3              CL 3              CL 3              CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
0.45%                                         $1.49             $1.31             $1.00             $1.13             $1.40
0.65%                                            --              1.10              1.12              1.20                --
0.90%                                          1.42              0.96              1.16              1.48              1.40
--------------------------------------------------------------------------------------------------------------------------------





 70    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                              RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                              DYN EQ,        GLOBAL BOND,    GLOBAL INFLATION      HI YIELD          INC OPP,
SUBACCOUNT                                     CL 3              CL 3         PROT SEC, CL 3      BOND, CL 3           CL 3
                                         ----------------------------------------------------------------------------------------

0.45%                                          $1.38             $1.14             $1.08             $1.47             $1.35
0.65%                                           0.93                --                --                --                --
0.90%                                           0.62              1.73              1.14              1.58              1.24
---------------------------------------------------------------------------------------------------------------------------------


                                              RVS VP            RVS VP            RVS VP            RVS VP            SEL VP
                                              MID CAP           MID CAP          S&P 500,       SHORT DURATION,        GRO,
SUBACCOUNT                                   GRO, CL 3         VAL, CL 3           CL 3              CL 3              CL 3
                                         ----------------------------------------------------------------------------------------
0.45%                                          $1.73             $1.52             $1.37             $1.05             $1.44
0.65%                                             --                --                --              1.11                --
0.90%                                           1.22              1.01              0.80              1.30              0.45
---------------------------------------------------------------------------------------------------------------------------------


                                              SEL VP            SEL VP            THDL VP           THDL VP            THIRD
                                              LG CAP            SM CAP          EMER MKTS,         INTL OPP,            AVE
SUBACCOUNT                                   VAL, CL 3         VAL, CL 3           CL 3              CL 3               VAL
                                         ----------------------------------------------------------------------------------------
0.45%                                          $1.39             $1.53             $1.94             $1.43             $1.58
0.65%                                             --                --                --                --                --
0.90%                                           0.90              1.20              2.32              0.84              2.09
---------------------------------------------------------------------------------------------------------------------------------


                                             VANK LIT          VANK UIF          VANK UIF
                                             COMSTOCK,        GLOBAL REAL         MID CAP
SUBACCOUNT                                     CL II          EST, CL II        GRO, CL II        WANGER INTL       WANGER USA
                                         ----------------------------------------------------------------------------------------
0.45%                                          $1.44             $1.65             $1.67             $1.61             $1.52
0.65%                                             --                --                --                --                --
0.90%                                           0.74              0.67              0.89              1.42              1.66
---------------------------------------------------------------------------------------------------------------------------------


                                                                WF ADV            WF ADV                              WF ADV
                                                            VT INDEX ASSET        VT INTL           WF ADV             VT SM
SUBACCOUNT                                                       ALLOC             CORE             VT OPP            CAP GRO
                                                           ----------------------------------------------------------------------
0.45%                                                            $  --             $  --             $1.56             $1.71
0.65%                                                               --                --                --                --
0.90%                                                             1.15              1.01              1.32              1.47
---------------------------------------------------------------------------------------------------------------------------------




The following is a summary of units outstanding at Dec. 31, 2009:



                                            INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                             CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
SUBACCOUNT                                     SER I            SER II             SER I            SER II             SER I
                                         ----------------------------------------------------------------------------------------
0.45%                                          579,577                --            321,829               --        12,464,194
0.65%                                               --                --                 --               --                --
0.90%                                       18,874,612         8,196,104          6,217,274        2,879,293        80,432,587
---------------------------------------------------------------------------------------------------------------------------------
Total                                       19,454,189         8,196,104          6,539,103        2,879,293        92,896,781
---------------------------------------------------------------------------------------------------------------------------------


                                            INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI          AB VPS
                                               DYN,            FIN SERV,         INTL GRO,           TECH,          GRO & INC,
SUBACCOUNT                                     SER I             SER I            SER II             SER I             CL B
                                         ----------------------------------------------------------------------------------------
0.45%                                               --            73,576          2,794,940           65,843            18,472
0.65%                                               --                --                 --               --                --
0.90%                                          546,203         6,682,125        128,468,621        3,200,517        14,642,083
---------------------------------------------------------------------------------------------------------------------------------
Total                                          546,203         6,755,701        131,263,561        3,266,360        14,660,555
---------------------------------------------------------------------------------------------------------------------------------


                                              AB VPS            AB VPS             AC VP             AC VP             AC VP
                                             INTL VAL,        LG CAP GRO,          INTL,             INTL,             VAL,
SUBACCOUNT                                     CL B              CL B              CL I              CL II             CL I
                                         ----------------------------------------------------------------------------------------
0.45%                                        1,804,257            39,586            592,634               --         4,546,307
0.65%                                               --                --                 --               --                --
0.90%                                       71,474,979         2,012,986         22,089,916        5,903,753        39,057,393
---------------------------------------------------------------------------------------------------------------------------------
Total                                       73,279,236         2,052,572         22,682,550        5,903,753        43,603,700
---------------------------------------------------------------------------------------------------------------------------------





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    71

                                               AC VP            CALVERT           COL HI                                CS
                                               VAL,               VS             YIELD, VS            CS              U.S. EQ
SUBACCOUNT                                     CL II          SOCIAL BAL           CL B        COMMODITY RETURN       FLEX I
                                         ----------------------------------------------------------------------------------------

0.45%                                                --          303,948           101,794            483,090        1,170,274
0.65%                                                --               --                --                 --               --
0.90%                                        15,237,366        6,652,919         4,698,664         12,344,264        8,897,941
---------------------------------------------------------------------------------------------------------------------------------
Total                                        15,237,366        6,956,867         4,800,458         12,827,354       10,068,215
---------------------------------------------------------------------------------------------------------------------------------


                                               EV VT             EG VA             EG VA            FID VIP           FID VIP
                                           FLOATING-RATE      FUNDAMENTAL        INTL EQ,         CONTRAFUND,       GRO & INC,
SUBACCOUNT                                      INC          LG CAP, CL 2          CL 2            SERV CL 2          SERV CL
                                         ----------------------------------------------------------------------------------------
0.45%                                         1,492,431          289,241         2,705,025          2,398,753        2,214,048
0.65%                                                --               --                --                 --               --
0.90%                                        50,749,167       10,913,406        21,916,622        101,002,350       58,879,047
---------------------------------------------------------------------------------------------------------------------------------
Total                                        52,241,598       11,202,647        24,621,647        103,401,103       61,093,095
---------------------------------------------------------------------------------------------------------------------------------


                                              FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                            GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
SUBACCOUNT                                   SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                         ----------------------------------------------------------------------------------------
0.45%                                                --        6,791,303                --          1,020,626               --
0.65%                                                --               --                --                 --               --
0.90%                                        21,359,738       69,964,971        47,236,051         27,785,696       10,267,679
---------------------------------------------------------------------------------------------------------------------------------
Total                                        21,359,738       76,756,274        47,236,051         28,806,322       10,267,679
---------------------------------------------------------------------------------------------------------------------------------


                                           FTVIPT FRANK      FTVIPT FRANK         FTVIPT            GS VIT        GS VIT STRUCTD
                                            GLOBAL REAL       SM CAP VAL,      MUTUAL SHARES        MID CAP           SM CAP
SUBACCOUNT                                   EST, CL 2           CL 2            SEC, CL 2         VAL, INST         EQ, INST
                                         ----------------------------------------------------------------------------------------
0.45%                                         1,095,119          849,896           296,091          3,705,843          156,173
0.65%                                                --               --                --                 --               --
0.90%                                        27,633,711       17,482,770        14,945,883         56,234,210        4,135,103
---------------------------------------------------------------------------------------------------------------------------------
Total                                        28,728,830       18,332,666        15,241,974         59,940,053        4,291,276
---------------------------------------------------------------------------------------------------------------------------------


                                          GS VIT STRUCTD      JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                             U.S. EQ,         ENTERPRISE,      GLOBAL TECH,         JANUS,           OVERSEAS,
SUBACCOUNT                                     INST              SERV              SERV              SERV              SERV
                                         ----------------------------------------------------------------------------------------
0.45%                                           969,369          428,414           337,005          2,886,219        2,872,500
0.65%                                                --               --                --                 --               --
0.90%                                        45,524,246       15,632,378        21,893,594        131,574,396       63,968,603
---------------------------------------------------------------------------------------------------------------------------------
Total                                        46,493,615       16,060,792        22,230,599        134,460,615       66,841,103
---------------------------------------------------------------------------------------------------------------------------------


                                                MFS               MFS               MFS              OPPEN             OPPEN
                                          INV GRO STOCK,       NEW DIS,         UTILITIES,      GLOBAL SEC VA,      MAIN ST SM
SUBACCOUNT                                    SERV CL           SERV CL           SERV CL            SERV          CAP VA, SERV
                                         ----------------------------------------------------------------------------------------
0.45%                                         3,808,074          426,566           359,819             68,435           94,085
0.65%                                                --               --                --                 --               --
0.90%                                       223,059,187       17,984,749         7,306,423          4,254,520        5,655,830
---------------------------------------------------------------------------------------------------------------------------------
Total                                       226,867,261       18,411,315         7,666,242          4,322,955        5,749,915
---------------------------------------------------------------------------------------------------------------------------------


                                                                                  PUT VT
                                           OPPEN GLOBAL        PIMCO VIT        GLOBAL HLTH         PUT VT            PUT VT
                                             STRATEGIC        ALL ASSET,           CARE,           HI YIELD,         INTL EQ,
SUBACCOUNT                                 INC VA, SERV       ADVISOR CL           CL IB             CL IB             CL IB
                                         ----------------------------------------------------------------------------------------
0.45%                                         4,971,933        2,680,855            34,909            703,184           12,605
0.65%                                                --               --                --                 --               --
0.90%                                       129,782,183       82,116,932         2,856,339          6,610,517        2,158,941
---------------------------------------------------------------------------------------------------------------------------------
Total                                       134,754,116       84,797,787         2,891,248          7,313,701        2,171,546
---------------------------------------------------------------------------------------------------------------------------------


                                              PUT VT            PUT VT             ROYCE             DISC              DISC
                                             NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,      ASSET ALLOC,
SUBACCOUNT                                     CL IA             CL IB           INVEST CL           AGGR             CONSERV
                                         ----------------------------------------------------------------------------------------
0.45%                                         7,288,732           99,869         2,672,077            120,377          129,109
0.65%                                                --               --                --                 --               --
0.90%                                        66,346,597       10,224,853        24,485,100          6,135,824        2,563,812
---------------------------------------------------------------------------------------------------------------------------------
Total                                        73,635,329       10,324,722        27,157,177          6,256,201        2,692,921
---------------------------------------------------------------------------------------------------------------------------------





 72    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                            DISC ASSET        DISC ASSET        DISC ASSET         VP DAVIS            VP GS
                                              ALLOC,            ALLOC,            ALLOC,          NY VENTURE,      MID CAP VAL,
SUBACCOUNT                                      MOD            MOD AGGR         MOD CONSERV          CL 3              CL 3
                                         ----------------------------------------------------------------------------------------

0.45%                                           431,495           466,654           127,665         2,962,243            12,614
0.65%                                                --                --                --                --                --
0.90%                                        13,404,918        15,622,167         4,884,750       156,854,774           546,458
---------------------------------------------------------------------------------------------------------------------------------
Total                                        13,836,413        16,088,821         5,012,415       159,817,017           559,072
---------------------------------------------------------------------------------------------------------------------------------


                                             VP PTNRS           RVS VP            RVS VP            RVS VP            RVS VP
                                            SM CAP VAL,          BAL,           CASH MGMT,         DIV BOND,        DIV EQ INC,
SUBACCOUNT                                     CL 3              CL 3              CL 3              CL 3              CL 3
                                         ----------------------------------------------------------------------------------------
0.45%                                         1,908,464         4,640,039         3,079,136        12,934,991        11,019,517
0.65%                                                --         7,885,775           737,796         1,810,621                --
0.90%                                        61,550,892       164,217,078        74,623,027       246,688,764       250,025,070
---------------------------------------------------------------------------------------------------------------------------------
Total                                        63,459,356       176,742,892        78,439,959       261,434,376       261,044,587
---------------------------------------------------------------------------------------------------------------------------------


                                              RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                              DYN EQ,        GLOBAL BOND,    GLOBAL INFLATION      HI YIELD          INC OPP,
SUBACCOUNT                                     CL 3              CL 3         PROT SEC, CL 3      BOND, CL 3           CL 3
                                         ----------------------------------------------------------------------------------------
0.45%                                         6,993,893         4,076,525         4,171,312         1,734,043         2,951,717
0.65%                                         2,703,253                --                --                --                --
0.90%                                       401,982,274        60,638,155       102,173,093        39,627,501        76,623,778
---------------------------------------------------------------------------------------------------------------------------------
Total                                       411,679,420        64,714,680       106,344,405        41,361,544        79,575,495
---------------------------------------------------------------------------------------------------------------------------------


                                              RVS VP            RVS VP            RVS VP            RVS VP            SEL VP
                                              MID CAP           MID CAP          S&P 500,       SHORT DURATION,        GRO,
SUBACCOUNT                                   GRO, CL 3         VAL, CL 3           CL 3              CL 3              CL 3
                                         ----------------------------------------------------------------------------------------
0.45%                                           300,506           186,899         1,719,642         2,381,658         1,220,385
0.65%                                                --                --                --           899,556                --
0.90%                                        11,063,082         9,543,850        47,824,344        44,445,721        96,442,971
---------------------------------------------------------------------------------------------------------------------------------
Total                                        11,363,588         9,730,749        49,543,986        47,726,935        97,663,356
---------------------------------------------------------------------------------------------------------------------------------


                                              SEL VP            SEL VP            THDL VP           THDL VP            THIRD
                                              LG CAP            SM CAP          EMER MKTS,         INTL OPP,            AVE
SUBACCOUNT                                   VAL, CL 3         VAL, CL 3           CL 3              CL 3               VAL
                                         ----------------------------------------------------------------------------------------
0.45%                                            37,689           359,764         1,885,543         4,260,233         2,493,691
0.65%                                                --                --                --                --                --
0.90%                                         1,504,215        11,694,029        37,828,920       131,936,302        26,981,153
---------------------------------------------------------------------------------------------------------------------------------
Total                                         1,541,904        12,053,793        39,714,463       136,196,535        29,474,844
---------------------------------------------------------------------------------------------------------------------------------


                                             VANK LIT          VANK UIF          VANK UIF
                                             COMSTOCK,        GLOBAL REAL         MID CAP
SUBACCOUNT                                     CL II          EST, CL II        GRO, CL II        WANGER INTL       WANGER USA
                                         ----------------------------------------------------------------------------------------
0.45%                                         1,106,602           554,609           114,636         3,392,527         2,602,427
0.65%                                                --                --                --                --                --
0.90%                                        59,104,215        34,011,155         4,505,952        91,296,523        68,916,110
---------------------------------------------------------------------------------------------------------------------------------
Total                                        60,210,817        34,565,764         4,620,588        94,689,050        71,518,537
---------------------------------------------------------------------------------------------------------------------------------


                                                                WF ADV            WF ADV                              WF ADV
                                                            VT INDEX ASSET        VT INTL           WF ADV             VT SM
SUBACCOUNT                                                       ALLOC             CORE             VT OPP            CAP GRO
                                                           ----------------------------------------------------------------------
0.45%                                                                  --                --             9,608           196,314
0.65%                                                                  --                --                --                --
0.90%                                                           3,366,672         1,063,125         2,153,363         6,622,003
---------------------------------------------------------------------------------------------------------------------------------
Total                                                           3,366,672         1,063,125         2,162,971         6,818,317
---------------------------------------------------------------------------------------------------------------------------------





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    73

The following is a summary of net assets at Dec. 31, 2009:



                                           INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                            CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
SUBACCOUNT                                    SER I            SER II             SER I            SER II             SER I
                                        ----------------------------------------------------------------------------------------
0.45%                                     $    725,932      $         --      $    476,700      $         --      $ 17,213,871
0.65%                                               --                --                --                --                --
0.90%                                       11,039,156         7,674,624         6,931,534         3,380,172       138,799,611
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 11,765,088      $  7,674,624      $  7,408,234      $  3,380,172      $156,013,482
--------------------------------------------------------------------------------------------------------------------------------


                                           INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI          AB VPS
                                              DYN,            FIN SERV,         INTL GRO,           TECH,          GRO & INC,
SUBACCOUNT                                    SER I             SER I            SER II             SER I             CL B
                                        ----------------------------------------------------------------------------------------
0.45%                                     $         --      $    124,487      $  4,045,064      $    108,508      $     23,118
0.65%                                               --                --                --                --                --
0.90%                                          669,699         3,662,766       105,009,985         3,335,534        14,464,943
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $    669,699      $  3,787,253      $109,055,049      $  3,444,042      $ 14,488,061
--------------------------------------------------------------------------------------------------------------------------------


                                             AB VPS            AB VPS             AC VP             AC VP             AC VP
                                            INTL VAL,        LG CAP GRO,          INTL,             INTL,             VAL,
SUBACCOUNT                                    CL B              CL B              CL I              CL II             CL I
                                        ----------------------------------------------------------------------------------------
0.45%                                     $  2,797,914      $     57,186      $    873,167      $         --      $  5,905,919
0.65%                                               --                --                --                --                --
0.90%                                      104,499,224         1,736,110        18,378,854         7,855,333        56,093,898
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $107,297,138      $  1,793,296      $ 19,252,021      $  7,855,333      $ 61,999,817
--------------------------------------------------------------------------------------------------------------------------------


                                              AC VP            CALVERT           COL HI              CS                CS
                                              VAL,               VS             YIELD, VS         COMMODITY          U.S. EQ
SUBACCOUNT                                    CL II          SOCIAL BAL           CL B             RETURN            FLEX I
                                        ----------------------------------------------------------------------------------------
0.45%                                     $         --      $    389,840      $    140,298      $    611,764      $  1,646,621
0.65%                                               --                --                --                --                --
0.90%                                       18,655,198         6,396,369         5,394,180        10,780,657         8,679,731
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 18,655,198      $  6,786,209      $  5,534,478      $ 11,392,421      $ 10,326,352
--------------------------------------------------------------------------------------------------------------------------------


                                              EV VT             EG VA             EG VA            FID VIP           FID VIP
                                          FLOATING-RATE      FUNDAMENTAL        INTL EQ,         CONTRAFUND,       GRO & INC,
SUBACCOUNT                                     INC          LG CAP, CL 2          CL 2            SERV CL 2          SERV CL
                                        ----------------------------------------------------------------------------------------
0.45%                                     $  2,028,446      $    431,471      $  3,503,869      $  3,524,610      $  3,074,919
0.65%                                               --                --                --                --                --
0.90%                                       51,451,994        12,705,324        28,276,108        83,311,377        53,822,708
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 53,480,440      $ 13,136,795      $ 31,779,977      $ 86,835,987      $ 56,897,627
--------------------------------------------------------------------------------------------------------------------------------


                                             FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                           GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
SUBACCOUNT                                  SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                        ----------------------------------------------------------------------------------------
0.45%                                     $         --      $ 10,003,475      $         --      $  1,466,757      $         --
0.65%                                               --                --                --                --                --
0.90%                                       23,269,058       148,791,178        84,273,744        26,897,397        13,877,009
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 23,269,058      $158,794,653      $ 84,273,744      $ 28,364,154      $ 13,877,009
--------------------------------------------------------------------------------------------------------------------------------


                                          FTVIPT FRANK      FTVIPT FRANK         FTVIPT            GS VIT        GS VIT STRUCTD
                                           GLOBAL REAL       SM CAP VAL,      MUTUAL SHARES        MID CAP           SM CAP
SUBACCOUNT                                  EST, CL 2           CL 2            SEC, CL 2         VAL, INST         EQ, INST
                                        ----------------------------------------------------------------------------------------
0.45%                                     $  1,500,863      $  1,229,291      $    394,056      $  5,240,398      $    224,621
0.65%                                               --                --                --                --                --
0.90%                                       43,179,842        33,205,424        17,572,359       121,594,873         4,898,007
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 44,680,705      $ 34,434,715      $ 17,966,415      $126,835,271      $  5,122,628
--------------------------------------------------------------------------------------------------------------------------------





 74    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                         GS VIT STRUCTD      JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                            U.S. EQ,         ENTERPRISE,      GLOBAL TECH,         JANUS,           OVERSEAS,
SUBACCOUNT                                    INST              SERV              SERV              SERV              SERV
                                        ----------------------------------------------------------------------------------------

0.45%                                     $  1,276,253      $    656,832      $    553,234      $  4,103,931      $  5,391,660
0.65%                                               --                --                --                --                --
0.90%                                       35,164,283         9,571,928        10,189,342       109,844,550        94,815,865
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 36,440,536      $ 10,228,760      $ 10,742,576      $113,948,481      $100,207,525
--------------------------------------------------------------------------------------------------------------------------------


                                               MFS               MFS               MFS              OPPEN             OPPEN
                                         INV GRO STOCK,       NEW DIS,         UTILITIES,      GLOBAL SEC VA,      MAIN ST SM
SUBACCOUNT                                   SERV CL           SERV CL           SERV CL            SERV          CAP VA, SERV
                                        ----------------------------------------------------------------------------------------
0.45%                                     $  5,605,292      $    755,205      $    493,894      $    104,229      $    144,248
0.65%                                               --                --                --                --                --
0.90%                                      150,065,238        17,539,779        17,204,337         4,599,134         5,533,162
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $155,670,530      $ 18,294,984      $ 17,698,231      $  4,703,363      $  5,677,410
--------------------------------------------------------------------------------------------------------------------------------


                                                                                 PUT VT
                                          OPPEN GLOBAL        PIMCO VIT        GLOBAL HLTH         PUT VT            PUT VT
                                            STRATEGIC        ALL ASSET,           CARE,           HI YIELD,         INTL EQ,
SUBACCOUNT                                INC VA, SERV       ADVISOR CL           CL IB             CL IB             CL IB
                                        ----------------------------------------------------------------------------------------
0.45%                                     $  5,926,942      $  3,380,813      $     44,113      $  1,009,022      $     17,979
0.65%                                               --                --                --                --                --
0.90%                                      149,025,756        86,648,955         3,538,437        10,292,312         2,667,147
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $154,952,698      $ 90,029,768      $  3,582,550      $ 11,301,334      $  2,685,126
--------------------------------------------------------------------------------------------------------------------------------


                                             PUT VT            PUT VT             ROYCE             DISC              DISC
                                            NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,      ASSET ALLOC,
SUBACCOUNT                                    CL IA             CL IB           INVEST CL           AGGR             CONSERV
                                        ----------------------------------------------------------------------------------------
0.45%                                     $ 10,058,286      $    146,256      $  4,536,240      $    159,235      $    154,488
0.65%                                               --                --                --                --                --
0.90%                                       82,024,067         5,770,456        62,609,685         5,333,843         2,493,994
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 92,082,353      $  5,916,712      $ 67,145,925      $  5,493,078      $  2,648,482
--------------------------------------------------------------------------------------------------------------------------------


                                           DISC ASSET        DISC ASSET        DISC ASSET         VP DAVIS            VP GS
                                             ALLOC,            ALLOC,            ALLOC,          NY VENTURE,      MID CAP VAL,
SUBACCOUNT                                     MOD            MOD AGGR         MOD CONSERV          CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
0.45%                                     $    546,608      $    604,771      $    156,890      $  4,332,214      $     18,635
0.65%                                               --                --                --                --                --
0.90%                                       12,167,105        13,899,576         4,572,818       120,583,142           553,789
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 12,713,713      $ 14,504,347      $  4,729,708      $124,915,356      $    572,424
--------------------------------------------------------------------------------------------------------------------------------


                                            VP PTNRS           RVS VP            RVS VP            RVS VP            RVS VP
                                           SM CAP VAL,          BAL,           CASH MGMT,         DIV BOND,        DIV EQ INC,
SUBACCOUNT                                    CL 3              CL 3              CL 3              CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
0.45%                                     $  2,843,255      $  6,089,221      $  3,069,791      $ 14,664,618      $ 15,454,339
0.65%                                               --         8,709,049           823,700         2,177,655                --
0.90%                                       87,326,871       156,964,734        86,774,003       364,278,103       349,679,866
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 90,170,126      $171,763,004      $ 90,667,494      $381,120,376      $365,134,205
--------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                             DYN EQ,        GLOBAL BOND,    GLOBAL INFLATION      HI YIELD          INC OPP,
SUBACCOUNT                                    CL 3              CL 3         PROT SEC, CL 3      BOND, CL 3           CL 3
                                        ----------------------------------------------------------------------------------------
0.45%                                     $  9,645,691      $  4,636,917      $  4,488,019      $  2,540,725      $  3,974,256
0.65%                                        2,519,025                --                --                --                --
0.90%                                      249,089,304       105,015,639       116,392,771        62,642,692        95,013,035
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $261,254,020      $109,652,556      $120,880,790      $ 65,183,417      $ 98,987,291
--------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP            RVS VP            RVS VP            RVS VP            SEL VP
                                             MID CAP           MID CAP          S&P 500,       SHORT DURATION,        GRO,
SUBACCOUNT                                  GRO, CL 3         VAL, CL 3           CL 3              CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
0.45%                                     $    521,168      $    283,503      $  2,351,760      $  2,493,105      $  1,762,373
0.65%                                               --                --                --           998,890                --
0.90%                                       13,462,535         9,603,461        38,362,750        57,828,913        43,635,321
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 13,983,703      $  9,886,964      $ 40,714,510      $ 61,320,908      $ 45,397,694
--------------------------------------------------------------------------------------------------------------------------------





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    75

                                             SEL VP            SEL VP            THDL VP           THDL VP            THIRD
                                             LG CAP            SM CAP          EMER MKTS,         INTL OPP,            AVE
SUBACCOUNT                                  VAL, CL 3         VAL, CL 3           CL 3              CL 3               VAL
                                        ----------------------------------------------------------------------------------------

0.45%                                      $    52,541       $   549,012       $ 3,655,633      $  6,096,382      $  3,940,751
0.65%                                               --                --                --                --                --
0.90%                                        1,348,019        14,057,824        87,611,781       110,941,962        56,345,922
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $ 1,400,560       $14,606,836       $91,267,414      $117,038,344      $ 60,286,673
--------------------------------------------------------------------------------------------------------------------------------


                                            VANK LIT          VANK UIF          VANK UIF
                                            COMSTOCK,        GLOBAL REAL         MID CAP
SUBACCOUNT                                    CL II          EST, CL II        GRO, CL II        WANGER INTL       WANGER USA
                                        ----------------------------------------------------------------------------------------
0.45%                                      $ 1,591,120       $   913,120       $   191,946      $  5,472,796      $  3,954,193
0.65%                                               --                --                --                --                --
0.90%                                       43,718,336        22,844,351         4,022,669       129,930,985       114,431,010
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $45,309,456       $23,757,471       $ 4,214,615      $135,403,781      $118,385,203
--------------------------------------------------------------------------------------------------------------------------------


                                                               WF ADV            WF ADV                              WF ADV
                                                           VT INDEX ASSET        VT INTL           WF ADV             VT SM
SUBACCOUNT                                                      ALLOC             CORE             VT OPP            CAP GRO
                                                          ----------------------------------------------------------------------
0.45%                                                        $        --       $        --      $     15,023      $    335,502
0.65%                                                                 --                --                --                --
0.90%                                                          3,877,944         1,077,978         2,834,310         9,733,027
--------------------------------------------------------------------------------------------------------------------------------
Total                                                        $ 3,877,944       $ 1,077,978      $  2,849,333      $ 10,068,529
--------------------------------------------------------------------------------------------------------------------------------





 76    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

9. FINANCIAL HIGHLIGHTS



The following is a summary for each period in the five year period ended Dec. 31, 2009 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for life insurance policies with the highest and lowest expense.



                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------
INVESCO VI CAP APPR, SER I
2009        19,454       $1.25  to  $0.58       $11,765         0.59%      0.45%   to  0.90%        25.94%(8) to   19.99%
2008        26,041       $0.49  to  $0.49       $12,693            --      0.90%   to  0.90%       (43.01%)   to  (43.01%)
2007        39,833       $0.86  to  $0.86       $34,066            --      0.90%   to  0.90%        11.00%    to   11.00%
2006        37,569       $0.77  to  $0.77       $28,946         0.06%      0.90%   to  0.90%         5.35%    to    5.35%
2005        31,304       $0.73  to  $0.73       $22,894         0.07%      0.90%   to  0.90%         7.86%    to    7.86%
------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER II
2009         8,196       $0.94  to  $0.94        $7,675         0.28%      0.90%   to  0.90%        19.64%    to   19.64%
2008         8,552       $0.78  to  $0.78        $6,693            --      0.90%   to  0.90%       (43.14%)   to  (43.14%)
2007        10,869       $1.38  to  $1.38       $14,962            --      0.90%   to  0.90%        10.73%    to   10.73%
2006        10,896       $1.24  to  $1.24       $13,545            --      0.90%   to  0.90%         5.11%    to    5.11%
2005         6,402       $1.18  to  $1.18        $7,573            --      0.90%   to  0.90%         7.61%    to    7.61%
------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER I
2009         6,539       $1.48  to  $1.11        $7,408            --      0.45%   to  0.90%        46.96%(8) to   41.10%
2008         8,729       $0.79  to  $0.79        $6,897            --      0.90%   to  0.90%       (47.50%)   to  (47.50%)
2007        12,672       $1.51  to  $1.51       $19,073            --      0.90%   to  0.90%         9.85%    to    9.85%
2006        12,065       $1.37  to  $1.37       $16,531            --      0.90%   to  0.90%        15.48%    to   15.48%
2005        11,370       $1.19  to  $1.19       $13,491            --      0.90%   to  0.90%         8.63%    to    8.63%
------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER II
2009         2,879       $1.17  to  $1.17        $3,380            --      0.90%   to  0.90%        40.72%    to   40.72%
2008         3,154       $0.83  to  $0.83        $2,631            --      0.90%   to  0.90%       (47.60%)   to  (47.60%)
2007         4,150       $1.59  to  $1.59        $6,608            --      0.90%   to  0.90%         9.55%    to    9.55%
2006         3,790       $1.45  to  $1.45        $5,508            --      0.90%   to  0.90%        15.22%    to   15.22%
2005         2,530       $1.26  to  $1.26        $3,191            --      0.90%   to  0.90%         8.29%    to    8.29%
------------------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER I
2009        92,897       $1.38  to  $1.73      $156,013         1.78%      0.45%   to  0.90%        37.81%(8) to   27.15%
2008       108,878       $1.36  to  $1.36      $147,770         2.01%      0.90%   to  0.90%       (30.77%)   to  (30.77%)
2007       137,964       $1.96  to  $1.96      $270,463         1.07%      0.90%   to  0.90%         7.14%    to    7.14%
2006       156,091       $1.83  to  $1.83      $285,600         0.55%      0.90%   to  0.90%        15.66%    to   15.66%
2005       179,118       $1.58  to  $1.58      $283,360         1.44%      0.90%   to  0.90%         4.37%    to    4.37%
------------------------------------------------------------------------------------------------------------------------

INVESCO VI DYN, SER I
2009           546       $1.23  to  $1.23          $670            --      0.90%   to  0.90%        41.17%    to   41.17%
2008           714       $0.87  to  $0.87          $620            --      0.90%   to  0.90%       (48.54%)   to  (48.54%)
2007           772       $1.69  to  $1.69        $1,304            --      0.90%   to  0.90%        11.18%    to   11.18%
2006           694       $1.52  to  $1.52        $1,054            --      0.90%   to  0.90%        15.08%    to   15.08%
2005           544       $1.32  to  $1.32          $717            --      0.90%   to  0.90%         9.73%    to    9.73%
------------------------------------------------------------------------------------------------------------------------

INVESCO VI FIN SERV, SER I
2009         6,756       $1.69  to  $0.55        $3,787         3.69%      0.45%   to  0.90%        64.93%(8) to   26.29%
2008         5,026       $0.43  to  $0.43        $2,181         5.16%      0.90%   to  0.90%       (59.81%)   to  (59.81%)
2007           937       $1.08  to  $1.08        $1,012         1.51%      0.90%   to  0.90%       (22.92%)   to  (22.92%)
2006           865       $1.40  to  $1.40        $1,211         2.01%      0.90%   to  0.90%        15.40%    to   15.40%
2005           574       $1.21  to  $1.21          $697         1.64%      0.90%   to  0.90%         4.96%    to    4.96%
------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    77

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER II
2009       131,264       $1.45  to  $0.82      $109,055         1.90%      0.45%   to  0.90%        44.73%(8) to   33.70%
2008        50,902       $0.61  to  $0.61       $31,119         0.85%      0.90%   to  0.90%       (41.08%)   to  (41.08%)
2007         8,431       $1.04  to  $1.04        $8,748         1.19%      0.90%   to  0.90%         3.35%(6) to    3.35%(6)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

INVESCO VI TECH, SER I
2009         3,266       $1.65  to  $1.04        $3,444            --      0.45%   to  0.90%        61.95%(8) to   55.99%
2008         1,330       $0.67  to  $0.67          $889            --      0.90%   to  0.90%       (45.00%)   to  (45.00%)
2007         1,370       $1.21  to  $1.21        $1,665            --      0.90%   to  0.90%         6.73%    to    6.73%
2006         1,257       $1.14  to  $1.14        $1,431            --      0.90%   to  0.90%         9.49%    to    9.49%
2005           904       $1.04  to  $1.04          $939            --      0.90%   to  0.90%         1.26%    to    1.26%
------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2009        14,661       $1.25  to  $0.99       $14,488         3.57%      0.45%   to  0.90%        23.96%(8) to   19.27%
2008        16,010       $0.83  to  $0.83       $13,261         1.77%      0.90%   to  0.90%       (41.23%)   to  (41.23%)
2007        17,280       $1.41  to  $1.41       $24,352         1.25%      0.90%   to  0.90%         3.92%    to    3.92%
2006        16,679       $1.36  to  $1.36       $22,618         1.12%      0.90%   to  0.90%        15.94%    to   15.94%
2005        11,479       $1.17  to  $1.17       $13,427         1.21%      0.90%   to  0.90%         3.66%    to    3.66%
------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2009        73,279       $1.55  to  $1.46      $107,297         1.11%      0.45%   to  0.90%        56.91%(8) to   33.15%
2008        60,384       $1.10  to  $1.10       $66,302         0.84%      0.90%   to  0.90%       (53.70%)   to  (53.70%)
2007        33,667       $2.37  to  $2.37       $79,845         1.03%      0.90%   to  0.90%         4.63%    to    4.63%
2006        24,131       $2.27  to  $2.27       $54,695         1.20%      0.90%   to  0.90%        33.91%    to   33.91%
2005        13,591       $1.69  to  $1.69       $23,005         0.46%      0.90%   to  0.90%        15.48%    to   15.48%
------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2009         2,053       $1.44  to  $0.86        $1,793            --      0.45%   to  0.90%        42.62%(8) to   35.88%
2008         1,475       $0.63  to  $0.63          $936            --      0.90%   to  0.90%       (40.36%)   to  (40.36%)
2007           370       $1.06  to  $1.06          $394            --      0.90%   to  0.90%         6.50%(6) to    6.50%(6)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2009        22,683       $1.47  to  $0.83       $19,252         2.16%      0.45%   to  0.90%        48.72%(8) to   32.57%
2008        30,010       $0.63  to  $0.63       $18,835         0.90%      0.90%   to  0.90%       (45.32%)   to  (45.32%)
2007        42,295       $1.15  to  $1.15       $48,545         0.65%      0.90%   to  0.90%        16.99%    to   16.99%
2006        40,453       $0.98  to  $0.98       $39,686         1.52%      0.90%   to  0.90%        23.91%    to   23.91%
2005        37,106       $0.79  to  $0.79       $29,378         1.10%      0.90%   to  0.90%        12.24%    to   12.24%
------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2009         5,904       $1.33  to  $1.33        $7,855         1.94%      0.90%   to  0.90%        32.44%    to   32.44%
2008         6,360       $1.00  to  $1.00        $6,390         0.68%      0.90%   to  0.90%       (45.39%)   to  (45.39%)
2007         7,425       $1.84  to  $1.84       $13,660         0.51%      0.90%   to  0.90%        16.86%    to   16.86%
2006         6,707       $1.57  to  $1.57       $10,560         1.26%      0.90%   to  0.90%        23.63%    to   23.63%
2005         4,672       $1.27  to  $1.27        $5,950         0.83%      0.90%   to  0.90%        12.10%    to   12.10%
------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2009        43,604       $1.30  to  $1.44       $62,000         5.84%      0.45%   to  0.90%        29.91%(8) to   18.79%
2008        51,496       $1.21  to  $1.21       $62,260         2.71%      0.90%   to  0.90%       (27.43%)   to  (27.43%)
2007        76,953       $1.67  to  $1.67      $128,212         1.54%      0.90%   to  0.90%        (5.99%)   to   (5.99%)
2006        78,931       $1.77  to  $1.77      $139,893         1.37%      0.90%   to  0.90%        17.59%    to   17.59%
2005        81,803       $1.51  to  $1.51      $123,293         0.83%      0.90%   to  0.90%         4.09%    to    4.09%
------------------------------------------------------------------------------------------------------------------------



 78    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2009        15,237       $1.22  to  $1.22       $18,655         5.30%      0.90%   to  0.90%        18.65%    to   18.65%
2008        15,668       $1.03  to  $1.03       $16,168         2.40%      0.90%   to  0.90%       (27.46%)   to  (27.46%)
2007        19,461       $1.42  to  $1.42       $27,684         1.38%      0.90%   to  0.90%        (6.16%)   to   (6.16%)
2006        18,973       $1.52  to  $1.52       $28,760         1.08%      0.90%   to  0.90%        17.40%    to   17.40%
2005        13,803       $1.29  to  $1.29       $17,821         0.57%      0.90%   to  0.90%         3.92%    to    3.92%
------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2009         6,957       $1.28  to  $0.96        $6,786         2.18%      0.45%   to  0.90%        27.63%(8) to   24.17%
2008         7,610       $0.77  to  $0.77        $5,892         2.35%      0.90%   to  0.90%       (31.94%)   to  (31.94%)
2007         9,295       $1.14  to  $1.14       $10,575         2.45%      0.90%   to  0.90%         1.83%    to    1.83%
2006         9,149       $1.12  to  $1.12       $10,221         2.45%      0.90%   to  0.90%         7.80%    to    7.80%
2005         8,000       $1.04  to  $1.04        $8,291         2.04%      0.90%   to  0.90%         4.71%    to    4.71%
------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2009         4,800       $1.38  to  $1.15        $5,534        10.83%      0.45%   to  0.90%        38.00%(8) to   42.62%
2008         3,270       $0.80  to  $0.80        $2,632        11.41%      0.90%   to  0.90%       (25.43%)   to  (25.43%)
2007         1,802       $1.08  to  $1.08        $1,945         5.70%      0.90%   to  0.90%         0.78%    to    0.78%
2006           786       $1.07  to  $1.07          $842         3.50%      0.90%   to  0.90%         7.11%(5) to    7.11%(5)
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2009        12,827       $1.27  to  $0.87       $11,392        12.95%      0.45%   to  0.90%        23.31%(8) to   18.40%
2008         9,269       $0.74  to  $0.74        $6,837         1.41%      0.90%   to  0.90%       (34.33%)   to  (34.33%)
2007           827       $1.12  to  $1.12          $928         9.23%      0.90%   to  0.90%        10.66%(6) to   10.66%(6)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX I
2009        10,068       $1.41  to  $0.98       $10,326         1.09%      0.45%   to  0.90%        39.77%(8) to   23.55%
2008        10,136       $0.79  to  $0.79        $8,002         0.08%      0.90%   to  0.90%       (35.19%)   to  (35.19%)
2007        13,021       $1.22  to  $1.22       $15,861            --      0.90%   to  0.90%        (1.73%)   to   (1.73%)
2006        15,010       $1.24  to  $1.24       $18,606            --      0.90%   to  0.90%         3.83%    to    3.83%
2005        17,235       $1.19  to  $1.19       $20,576            --      0.90%   to  0.90%        (3.55%)   to   (3.55%)
------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2009        52,242       $1.36  to  $1.01       $53,480         4.76%      0.45%   to  0.90%        35.92%(8) to   43.02%
2008        29,685       $0.71  to  $0.71       $21,044         5.80%      0.90%   to  0.90%       (27.79%)   to  (27.79%)
2007         6,045       $0.98  to  $0.98        $5,935         6.31%      0.90%   to  0.90%        (1.82%)(6)to   (1.82%)(6)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
2009        11,203       $1.49  to  $1.16       $13,137         1.29%      0.45%   to  0.90%        48.40%(8) to   34.53%
2008         7,071       $0.87  to  $0.87        $6,119         1.53%      0.90%   to  0.90%       (33.61%)   to  (33.61%)
2007         4,802       $1.30  to  $1.30        $6,259         0.89%      0.90%   to  0.90%         7.04%    to    7.04%
2006         4,125       $1.22  to  $1.22        $5,022         1.30%      0.90%   to  0.90%        11.39%    to   11.39%
2005         2,221       $1.09  to  $1.09        $2,428         1.07%      0.90%   to  0.90%         7.77%    to    7.77%
------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2009        24,622       $1.30  to  $1.29       $31,780         3.91%      0.45%   to  0.90%        30.30%(9) to   29.79%(9)
2008            --          --         --            --            --         --          --           --             --
2007            --          --         --            --            --         --          --           --             --
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    79

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2009       103,401       $1.47  to  $0.82       $86,836         1.00%      0.45%   to  0.90%        45.16%(8) to   34.25%
2008       153,178       $0.61  to  $0.61       $94,112         1.27%      0.90%   to  0.90%       (43.21%)   to  (43.21%)
2007        30,598       $1.08  to  $1.08       $33,100         2.88%      0.90%   to  0.90%         8.02%(6) to    8.02%(6)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2009        61,093       $1.39  to  $0.91       $56,898         0.95%      0.45%   to  0.90%        37.33%(8) to   26.02%
2008        79,159       $0.73  to  $0.73       $57,420         0.99%      0.90%   to  0.90%       (42.30%)   to  (42.30%)
2007       105,489       $1.26  to  $1.26      $132,611         1.68%      0.90%   to  0.90%        10.99%    to   10.99%
2006       106,778       $1.13  to  $1.13      $120,938         0.80%      0.90%   to  0.90%        12.00%    to   12.00%
2005       110,214       $1.01  to  $1.01      $111,456         1.40%      0.90%   to  0.90%         6.57%    to    6.57%
------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2009        21,360       $1.09  to  $1.09       $23,269         0.87%      0.90%   to  0.90%        25.88%    to   25.88%
2008        23,149       $0.87  to  $0.87       $20,034         0.93%      0.90%   to  0.90%       (42.42%)   to  (42.42%)
2007        27,135       $1.50  to  $1.50       $40,784         1.35%      0.90%   to  0.90%        10.85%    to   10.85%
2006        27,210       $1.36  to  $1.36       $36,895         0.62%      0.90%   to  0.90%        11.85%    to   11.85%
2005        21,757       $1.21  to  $1.21       $26,375         1.09%      0.90%   to  0.90%         6.44%    to    6.44%
------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2009        76,756       $1.47  to  $2.13      $158,795         0.57%      0.45%   to  0.90%        47.47%(8) to   38.76%
2008        91,782       $1.53  to  $1.53      $140,666         0.36%      0.90%   to  0.90%       (40.05%)   to  (40.05%)
2007       109,304       $2.56  to  $2.56      $279,439         0.72%      0.90%   to  0.90%        14.45%    to   14.45%
2006       117,430       $2.23  to  $2.23      $262,315         0.25%      0.90%   to  0.90%        11.58%    to   11.58%
2005       113,270       $2.00  to  $2.00      $226,756         1.54%      0.90%   to  0.90%        17.15%    to   17.15%
------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2009        47,236       $1.78  to  $1.78       $84,274         0.46%      0.90%   to  0.90%        38.50%    to   38.50%
2008        48,530       $1.29  to  $1.29       $62,515         0.25%      0.90%   to  0.90%       (40.15%)   to  (40.15%)
2007        46,274       $2.15  to  $2.15       $99,594         0.48%      0.90%   to  0.90%        14.30%    to   14.30%
2006        40,903       $1.88  to  $1.88       $77,022         0.15%      0.90%   to  0.90%        11.40%    to   11.40%
2005        27,046       $1.69  to  $1.69       $45,718         1.26%      0.90%   to  0.90%        16.96%    to   16.96%
------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2009        28,806       $1.44  to  $0.97       $28,364         1.93%      0.45%   to  0.90%        45.20%(8) to   25.31%
2008        37,532       $0.77  to  $0.77       $28,995         2.20%      0.90%   to  0.90%       (44.37%)   to  (44.37%)
2007        51,558       $1.39  to  $1.39       $71,598         3.14%      0.90%   to  0.90%        16.15%    to   16.15%
2006        50,738       $1.20  to  $1.20       $60,662         0.72%      0.90%   to  0.90%        16.89%    to   16.89%
2005        44,720       $1.02  to  $1.02       $45,740         0.53%      0.90%   to  0.90%        17.91%    to   17.91%
------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2009        10,268       $1.35  to  $1.35       $13,877         1.98%      0.90%   to  0.90%        25.09%    to   25.09%
2008        10,566       $1.08  to  $1.08       $11,415         2.32%      0.90%   to  0.90%       (44.46%)   to  (44.46%)
2007        12,231       $1.95  to  $1.95       $23,795         2.83%      0.90%   to  0.90%        16.00%    to   16.00%
2006        11,985       $1.68  to  $1.68       $20,100         0.59%      0.90%   to  0.90%        16.72%    to   16.72%
2005         8,635       $1.44  to  $1.44       $12,407         0.41%      0.90%   to  0.90%        17.72%    to   17.72%
------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2009        28,729       $1.37  to  $1.56       $44,681        12.93%      0.45%   to  0.90%        36.46%(8) to   18.02%
2008        31,693       $1.32  to  $1.32       $41,963         1.01%      0.90%   to  0.90%       (42.91%)   to  (42.91%)
2007        44,221       $2.32  to  $2.32      $102,557         2.45%      0.90%   to  0.90%       (21.58%)   to  (21.58%)
2006        47,652       $2.96  to  $2.96      $140,920         1.98%      0.90%   to  0.90%        19.51%    to   19.51%
2005        43,698       $2.47  to  $2.47      $108,135         1.38%      0.90%   to  0.90%        12.46%    to   12.46%
------------------------------------------------------------------------------------------------------------------------



 80    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2009        18,333       $1.45  to  $1.90       $34,435         1.67%      0.45%   to  0.90%        44.49%(8) to   28.00%
2008        21,085       $1.48  to  $1.48       $31,287         1.14%      0.90%   to  0.90%       (33.62%)   to  (33.62%)
2007        27,555       $2.24  to  $2.24       $61,595         0.66%      0.90%   to  0.90%        (3.26%)   to   (3.26%)
2006        27,835       $2.31  to  $2.31       $64,317         0.63%      0.90%   to  0.90%        15.93%    to   15.93%
2005        23,268       $1.99  to  $1.99       $46,374         0.75%      0.90%   to  0.90%         7.80%    to    7.80%
------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2009        15,242       $1.33  to  $1.18       $17,966         1.96%      0.45%   to  0.90%        32.61%(8) to   24.92%
2008        14,083       $0.94  to  $0.94       $13,255         2.98%      0.90%   to  0.90%       (37.67%)   to  (37.67%)
2007        14,489       $1.51  to  $1.51       $21,880         1.48%      0.90%   to  0.90%         2.55%    to    2.55%
2006        10,526       $1.47  to  $1.47       $15,500         1.24%      0.90%   to  0.90%        17.32%    to   17.32%
2005         5,331       $1.26  to  $1.26        $6,692         0.84%      0.90%   to  0.90%         9.57%    to    9.57%
------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2009        59,940       $1.41  to  $2.16      $126,835         1.80%      0.45%   to  0.90%        40.55%(8) to   31.96%
2008        65,878       $1.64  to  $1.64      $107,948         1.01%      0.90%   to  0.90%       (37.62%)   to  (37.62%)
2007        77,828       $2.63  to  $2.63      $204,428         0.77%      0.90%   to  0.90%         2.27%    to    2.27%
2006        75,767       $2.57  to  $2.57      $194,589         1.01%      0.90%   to  0.90%        15.13%    to   15.13%
2005        69,181       $2.23  to  $2.23      $154,330         0.66%      0.90%   to  0.90%        11.82%    to   11.82%
------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2009         4,291       $1.44  to  $1.18        $5,123         1.17%      0.45%   to  0.90%        43.13%(8) to   26.53%
2008         4,941       $0.94  to  $0.94        $4,625         0.63%      0.90%   to  0.90%       (34.62%)   to  (34.62%)
2007         6,368       $1.43  to  $1.43        $9,117         0.34%      0.90%   to  0.90%       (17.24%)   to  (17.24%)
2006         7,434       $1.73  to  $1.73       $12,860         0.64%      0.90%   to  0.90%        11.27%    to   11.27%
2005         8,157       $1.55  to  $1.55       $12,681         0.24%      0.90%   to  0.90%         5.12%    to    5.12%
------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2009        46,494       $1.32  to  $0.77       $36,441         1.97%      0.45%   to  0.90%        30.78%(8) to   20.06%
2008        57,899       $0.64  to  $0.64       $37,251         1.34%      0.90%   to  0.90%       (37.56%)   to  (37.56%)
2007        90,955       $1.03  to  $1.03       $93,727         0.97%      0.90%   to  0.90%        (2.51%)   to   (2.51%)
2006        98,748       $1.06  to  $1.06      $104,383         1.24%      0.90%   to  0.90%        11.88%    to   11.88%
2005        75,357       $0.94  to  $0.94       $71,196         0.92%      0.90%   to  0.90%         5.56%    to    5.56%
------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
2009        16,061       $1.53  to  $0.61       $10,229            --      0.45%   to  0.90%        52.61%(8) to   43.15%
2008        21,924       $0.43  to  $0.43        $9,378         0.06%      0.90%   to  0.90%       (44.36%)   to  (44.36%)
2007        23,594       $0.77  to  $0.77       $18,139         0.07%      0.90%   to  0.90%        20.64%    to   20.64%
2006        19,593       $0.64  to  $0.64       $12,485            --      0.90%   to  0.90%        12.29%    to   12.29%
2005        20,737       $0.57  to  $0.57       $11,767            --      0.90%   to  0.90%        11.03%    to   11.03%
------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2009        22,231       $1.64  to  $0.47       $10,743            --      0.45%   to  0.90%        62.40%(8) to   55.49%
2008        21,385       $0.30  to  $0.30        $6,401         0.09%      0.90%   to  0.90%       (44.47%)   to  (44.47%)
2007        26,110       $0.54  to  $0.54       $14,074         0.38%      0.90%   to  0.90%        20.60%    to   20.60%
2006        22,805       $0.45  to  $0.45       $10,192            --      0.90%   to  0.90%         6.87%    to    6.87%
2005        20,674       $0.42  to  $0.42        $8,647            --      0.90%   to  0.90%        10.55%    to   10.55%
------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2009       134,461       $1.42  to  $0.83      $113,948         0.40%      0.45%   to  0.90%        40.49%(8) to   34.79%
2008       106,794       $0.62  to  $0.62       $66,143         0.71%      0.90%   to  0.90%       (40.41%)   to  (40.41%)
2007        20,251       $1.04  to  $1.04       $21,047         1.08%      0.90%   to  0.90%         3.81%(6) to    3.81%(6)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    81

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
2009        66,841       $1.88  to  $1.48      $100,208         0.41%      0.45%   to  0.90%        85.75%(8) to   77.47%
2008        77,280       $0.84  to  $0.84       $64,545         1.12%      0.90%   to  0.90%       (52.66%)   to  (52.66%)
2007        90,519       $1.76  to  $1.76      $159,691         0.46%      0.90%   to  0.90%        26.87%    to   26.87%
2006        72,265       $1.39  to  $1.39      $100,490         1.96%      0.90%   to  0.90%        45.32%    to   45.32%
2005        48,928       $0.96  to  $0.96       $46,821         1.12%      0.90%   to  0.90%        30.76%    to   30.76%
------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2009       226,867       $1.47  to  $0.67      $155,671         0.12%      0.45%   to  0.90%        46.08%(8) to   37.85%
2008        41,404       $0.49  to  $0.49       $20,207         0.30%      0.90%   to  0.90%       (37.55%)   to  (37.55%)
2007        52,721       $0.78  to  $0.78       $41,198         0.08%      0.90%   to  0.90%        10.02%    to   10.02%
2006        55,084       $0.71  to  $0.71       $39,123            --      0.90%   to  0.90%         6.34%    to    6.34%
2005        53,003       $0.67  to  $0.67       $35,399         0.14%      0.90%   to  0.90%         3.30%    to    3.30%
------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2009        18,411       $1.77  to  $0.98       $18,295            --      0.45%   to  0.90%        75.37%(8) to   61.46%
2008        20,640       $0.60  to  $0.60       $12,467            --      0.90%   to  0.90%       (40.06%)   to  (40.06%)
2007        25,701       $1.01  to  $1.01       $25,900            --      0.90%   to  0.90%         1.33%    to    1.33%
2006        28,100       $0.99  to  $0.99       $27,946            --      0.90%   to  0.90%        11.92%    to   11.92%
2005        30,258       $0.89  to  $0.89       $26,886            --      0.90%   to  0.90%         4.09%    to    4.09%
------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2009         7,666       $1.37  to  $2.35       $17,698         4.64%      0.45%   to  0.90%        35.47%(8) to   31.68%
2008         7,679       $1.79  to  $1.79       $13,733         1.26%      0.90%   to  0.90%       (38.37%)   to  (38.37%)
2007         5,321       $2.90  to  $2.90       $15,438         0.71%      0.90%   to  0.90%        26.41%    to   26.41%
2006         3,484       $2.30  to  $2.30        $7,996         1.60%      0.90%   to  0.90%        29.79%    to   29.79%
2005         1,757       $1.77  to  $1.77        $3,108         0.39%      0.90%   to  0.90%        15.53%    to   15.53%
------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2009         4,323       $1.52  to  $1.08        $4,703         1.74%      0.45%   to  0.90%        52.47%(8) to   38.11%
2008         3,352       $0.78  to  $0.78        $2,624         1.17%      0.90%   to  0.90%       (40.87%)   to  (40.87%)
2007         2,597       $1.32  to  $1.32        $3,437         0.93%      0.90%   to  0.90%         5.13%    to    5.13%
2006         1,488       $1.26  to  $1.26        $1,873         0.26%      0.90%   to  0.90%        16.32%    to   16.32%
2005            72       $1.08  to  $1.08           $78            --      0.90%   to  0.90%         8.40%(4) to    8.40%(4)
------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2009         5,750       $1.53  to  $0.98        $5,677         0.56%      0.45%   to  0.90%        52.02%(8) to   35.66%
2008         4,375       $0.72  to  $0.72        $3,155         0.23%      0.90%   to  0.90%       (38.56%)   to  (38.56%)
2007         2,738       $1.17  to  $1.17        $3,214         0.12%      0.90%   to  0.90%        (2.28%)   to   (2.28%)
2006         1,290       $1.20  to  $1.20        $1,549         0.01%      0.90%   to  0.90%        13.63%    to   13.63%
2005            73       $1.06  to  $1.06           $77            --      0.90%   to  0.90%         5.91%(4) to    5.91%(4)
------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA, SERV
2009       134,754       $1.19  to  $1.15      $154,953         0.23%      0.45%   to  0.90%        19.74%(8) to   17.35%
2008       117,872       $0.98  to  $0.98      $115,342         3.21%      0.90%   to  0.90%       (15.25%)   to  (15.25%)
2007        33,282       $1.15  to  $1.15       $38,429         1.53%      0.90%   to  0.90%         8.56%    to    8.56%
2006         4,826       $1.06  to  $1.06        $5,133         1.32%      0.90%   to  0.90%         6.27%    to    6.27%
2005           268       $1.00  to  $1.00          $268            --      0.90%   to  0.90%         0.08%(4) to    0.08%(4)
------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2009        84,798       $1.26  to  $1.06       $90,030         7.16%      0.45%   to  0.90%        25.97%(8) to   20.34%
2008        79,807       $0.88  to  $0.88       $69,978         7.58%      0.90%   to  0.90%       (16.67%)   to  (16.67%)
2007        17,575       $1.05  to  $1.05       $18,492        17.57%      0.90%   to  0.90%         4.96%(6) to    4.96%(6)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------



 82    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2009         2,891       $1.26  to  $1.24        $3,583        11.39%      0.45%   to  0.90%        26.74%(8) to   24.87%
2008         2,745       $0.99  to  $0.99        $2,723            --      0.90%   to  0.90%       (17.81%)   to  (17.81%)
2007         2,265       $1.21  to  $1.21        $2,735         0.79%      0.90%   to  0.90%        (1.50%)   to   (1.50%)
2006         2,290       $1.23  to  $1.23        $2,806         0.27%      0.90%   to  0.90%         1.87%    to    1.87%
2005         1,520       $1.20  to  $1.20        $1,828         0.05%      0.90%   to  0.90%        12.19%    to   12.19%
------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2009         7,314       $1.43  to  $1.56       $11,301        10.52%      0.45%   to  0.90%        43.77%(8) to   48.84%
2008         8,945       $1.05  to  $1.05        $9,357        10.35%      0.90%   to  0.90%       (26.73%)   to  (26.73%)
2007        14,449       $1.43  to  $1.43       $20,630         7.40%      0.90%   to  0.90%         1.87%    to    1.87%
2006        13,795       $1.40  to  $1.40       $19,336         7.62%      0.90%   to  0.90%         9.53%    to    9.53%
2005        14,203       $1.28  to  $1.28       $18,174         8.12%      0.90%   to  0.90%         2.17%    to    2.17%
------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2009         2,172       $1.42  to  $1.24        $2,685            --      0.45%   to  0.90%        42.55%(8) to   23.52%
2008         2,361       $1.00  to  $1.00        $2,361         2.33%      0.90%   to  0.90%       (44.45%)   to  (44.45%)
2007         3,246       $1.80  to  $1.80        $5,845         2.67%      0.90%   to  0.90%         7.39%    to    7.39%
2006         3,112       $1.68  to  $1.68        $5,218         0.56%      0.90%   to  0.90%        26.58%    to   26.58%
2005         2,512       $1.32  to  $1.32        $3,328         1.28%      0.90%   to  0.90%        11.20%    to   11.20%
------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2009        73,635       $1.38  to  $1.24       $92,082         0.69%      0.45%   to  0.90%        37.02%(8) to   31.30%
2008        88,750       $0.94  to  $0.94       $83,567         0.32%      0.90%   to  0.90%       (39.17%)   to  (39.17%)
2007       112,780       $1.55  to  $1.55      $174,572         0.16%      0.90%   to  0.90%         5.06%    to    5.06%
2006       131,292       $1.47  to  $1.47      $193,431         0.18%      0.90%   to  0.90%         7.85%    to    7.85%
2005       149,196       $1.37  to  $1.37      $203,807         0.37%      0.90%   to  0.90%         9.34%    to    9.34%
------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2009        10,325       $1.46  to  $0.56        $5,917            --      0.45%   to  0.90%        44.60%(8) to   37.51%
2008        12,397       $0.41  to  $0.41        $5,088            --      0.90%   to  0.90%       (46.03%)   to  (46.03%)
2007        15,216       $0.76  to  $0.76       $11,572            --      0.90%   to  0.90%         2.87%    to    2.87%
2006        17,846       $0.74  to  $0.74       $13,193            --      0.90%   to  0.90%         4.51%    to    4.51%
2005        18,854       $0.71  to  $0.71       $13,337            --      0.90%   to  0.90%        11.15%    to   11.15%
------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2009        27,157       $1.70  to  $2.56       $67,146            --      0.45%   to  0.90%        69.16%(8) to   56.63%
2008        31,756       $1.63  to  $1.63       $51,844         2.37%      0.90%   to  0.90%       (43.78%)   to  (43.78%)
2007        41,807       $2.90  to  $2.90      $121,404         1.41%      0.90%   to  0.90%         3.04%    to    3.04%
2006        45,186       $2.82  to  $2.82      $127,343         0.18%      0.90%   to  0.90%        19.99%    to   19.99%
2005        45,852       $2.35  to  $2.35      $107,695         0.55%      0.90%   to  0.90%        10.61%    to   10.61%
------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, AGGR
2009         6,256       $1.32  to  $0.87        $5,493            --      0.45%   to  0.90%        31.70%(8) to   22.70%
2008         3,937       $0.71  to  $0.71        $2,790            --      0.90%   to  0.90%       (29.86%)(7)to  (29.86%)(7)
2007            --          --         --            --            --         --          --           --             --
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, CONSERV
2009         2,693       $1.20  to  $0.97        $2,648            --      0.45%   to  0.90%        19.42%(8) to   15.82%
2008         1,717       $0.84  to  $0.84        $1,442            --      0.90%   to  0.90%       (16.44%)(7)to  (16.44%)(7)
2007            --          --         --            --            --         --          --           --             --
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    83

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD
2009        13,836       $1.27  to  $0.91       $12,714            --      0.45%   to  0.90%        26.32%(8) to   19.64%
2008         8,836       $0.76  to  $0.76        $6,704            --      0.90%   to  0.90%       (24.75%)(7)to  (24.75%)(7)
2007            --          --         --            --            --         --          --           --             --
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD AGGR
2009        16,089       $1.30  to  $0.89       $14,504            --      0.45%   to  0.90%        29.15%(8) to   21.10%
2008         8,965       $0.73  to  $0.73        $6,587            --      0.90%   to  0.90%       (27.20%)(7)to  (27.20%)(7)
2007            --          --         --            --            --         --          --           --             --
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD CONSERV
2009         5,012       $1.23  to  $0.94        $4,730            --      0.45%   to  0.90%        22.60%(8) to   17.86%
2008         3,398       $0.79  to  $0.79        $2,699            --      0.90%   to  0.90%       (21.14%)(7)to  (21.14%)(7)
2007            --          --         --            --            --         --          --           --             --
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 3
2009       159,817       $1.46  to  $0.77      $124,915            --      0.45%   to  0.90%        44.68%(8) to   30.15%
2008        76,989       $0.59  to  $0.59       $45,474         0.02%      0.90%   to  0.90%       (39.13%)   to  (39.13%)
2007        15,004       $0.97  to  $0.97       $14,560         1.21%      0.90%   to  0.90%        (3.23%)(6)to   (3.23%)(6)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 3
2009           559       $1.47  to  $1.01          $572            --      0.45%   to  0.90%        45.45%(8) to   35.40%
2008           492       $0.75  to  $0.75          $368         0.00%      0.90%   to  0.90%       (37.25%)   to  (37.25%)
2007           215       $1.19  to  $1.19          $257         1.11%      0.90%   to  0.90%         5.08%    to    5.08%
2006           114       $1.14  to  $1.14          $129         1.91%      0.90%   to  0.90%        14.79%    to   14.79%
2005            10       $0.99  to  $0.99           $10         1.62%      0.90%   to  0.90%        (0.91%)(4)to   (0.91%)(4)
------------------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 3
2009        63,459       $1.49  to  $1.42       $90,170            --      0.45%   to  0.90%        48.03%(8) to   35.33%
2008        53,130       $1.05  to  $1.05       $55,702         0.07%      0.90%   to  0.90%       (32.19%)   to  (32.19%)
2007        20,614       $1.55  to  $1.55       $31,870         0.90%      0.90%   to  0.90%        (5.75%)   to   (5.75%)
2006        11,437       $1.64  to  $1.64       $18,761         0.42%      0.90%   to  0.90%        19.18%    to   19.18%
2005         8,998       $1.38  to  $1.38       $12,386         0.21%      0.90%   to  0.90%         4.82%    to    4.82%
------------------------------------------------------------------------------------------------------------------------

RVS VP BAL, CL 3
2009       176,743       $1.31  to  $0.96      $171,763            --      0.45%   to  0.90%        30.33%(8) to   23.11%
2008       214,306       $0.89  to  $0.78      $167,410         0.26%      0.65%   to  0.90%       (30.37%)   to  (30.54%)
2007       277,699       $1.29  to  $1.12      $312,062         2.86%      0.65%   to  0.90%         1.08%    to    0.82%
2006       303,589       $1.27  to  $1.11      $338,363         2.47%      0.65%   to  0.90%        13.64%    to   13.36%
2005       340,778       $1.12  to  $0.98      $334,939         2.58%      0.65%   to  0.90%         3.25%    to    2.99%
------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT, CL 3
2009        78,440       $1.00  to  $1.16       $90,667         0.07%      0.45%   to  0.90%        (0.30%)(8)to   (0.74%)
2008       108,600       $1.12  to  $1.17      $127,182         2.26%      0.65%   to  0.90%         1.61%    to    1.35%
2007        98,464       $1.10  to  $1.16      $113,767         4.72%      0.65%   to  0.90%         4.15%    to    3.89%
2006        87,146       $1.06  to  $1.11       $96,908         4.41%      0.65%   to  0.90%         3.81%    to    3.55%
2005        72,076       $1.02  to  $1.07       $77,390         2.56%      0.65%   to  0.90%         1.94%    to    1.69%
------------------------------------------------------------------------------------------------------------------------



 84    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND, CL 3
2009       261,434       $1.13  to  $1.48      $381,120         4.02%      0.45%   to  0.90%        13.37%(8) to   13.40%
2008       221,289       $1.06  to  $1.30      $287,710         0.40%      0.65%   to  0.90%        (6.92%)   to   (7.15%)
2007       191,510       $1.14  to  $1.40      $268,071         4.75%      0.65%   to  0.90%         4.51%    to    4.25%
2006       136,853       $1.09  to  $1.35      $183,575         4.37%      0.65%   to  0.90%         3.74%    to    3.48%
2005       111,699       $1.05  to  $1.30      $144,634         3.71%      0.65%   to  0.90%         1.46%    to    1.21%
------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC, CL 3
2009       261,045       $1.40  to  $1.40      $365,134            --      0.45%   to  0.90%        39.18%(8) to   26.32%
2008       268,902       $1.11  to  $1.11      $297,729         0.08%      0.90%   to  0.90%       (41.00%)   to  (41.00%)
2007       267,422       $1.88  to  $1.88      $501,851         1.56%      0.90%   to  0.90%         7.05%    to    7.05%
2006       243,400       $1.75  to  $1.75      $426,689         1.41%      0.90%   to  0.90%        18.67%    to   18.67%
2005       179,394       $1.48  to  $1.48      $264,999         1.61%      0.90%   to  0.90%        12.49%    to   12.49%
------------------------------------------------------------------------------------------------------------------------

RVS VP DYN EQ, CL 3
2009       411,679       $1.38  to  $0.62      $261,254            --      0.45%   to  0.90%        36.80%(8) to   23.04%
2008       494,270       $0.76  to  $0.50      $249,703         0.23%      0.65%   to  0.90%       (42.54%)   to  (42.68%)
2007       631,216       $1.31  to  $0.88      $556,056         1.31%      0.65%   to  0.90%         2.26%    to    2.01%
2006       722,724       $1.29  to  $0.86      $624,056         1.19%      0.65%   to  0.90%        14.54%    to   14.25%
2005       676,240       $1.12  to  $0.75      $511,326         1.11%      0.65%   to  0.90%         5.49%    to    5.23%
------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND, CL 3
2009        64,715       $1.14  to  $1.73      $109,653         1.82%      0.45%   to  0.90%        13.99%(8) to   10.38%
2008        60,052       $1.57  to  $1.57       $94,219         7.11%      0.90%   to  0.90%        (1.33%)   to   (1.33%)
2007        46,890       $1.59  to  $1.59       $74,559         3.65%      0.90%   to  0.90%         6.67%    to    6.67%
2006        30,512       $1.49  to  $1.49       $45,482         3.28%      0.90%   to  0.90%         5.78%    to    5.78%
2005        24,417       $1.41  to  $1.41       $34,408         3.82%      0.90%   to  0.90%        (5.84%)   to   (5.84%)
------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC, CL 3
2009       106,344       $1.08  to  $1.14      $120,881         9.70%      0.45%   to  0.90%         8.14%(8) to    5.88%
2008        48,769       $1.08  to  $1.08       $52,470         2.60%      0.90%   to  0.90%        (0.76%)   to   (0.76%)
2007        12,082       $1.08  to  $1.08       $13,098         2.58%      0.90%   to  0.90%         6.97%    to    6.97%
2006           722       $1.01  to  $1.01          $732         4.69%      0.90%   to  0.90%         0.29%    to    0.29%
2005            70       $1.01  to  $1.01           $72         4.77%      0.90%   to  0.90%         0.70%(4) to    0.70%(4)
------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND, CL 3
2009        41,362       $1.47  to  $1.58       $65,183        10.26%      0.45%   to  0.90%        48.28%(8) to   52.47%
2008        45,491       $1.04  to  $1.04       $47,163         0.33%      0.90%   to  0.90%       (25.85%)   to  (25.85%)
2007        69,118       $1.40  to  $1.40       $96,634         7.42%      0.90%   to  0.90%         0.94%    to    0.94%
2006        68,955       $1.39  to  $1.39       $95,510         7.43%      0.90%   to  0.90%         9.83%    to    9.83%
2005        58,225       $1.26  to  $1.26       $73,432         6.44%      0.90%   to  0.90%         3.09%    to    3.09%
------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP, CL 3
2009        79,575       $1.35  to  $1.24       $98,987         4.93%      0.45%   to  0.90%        34.82%(8) to   41.12%
2008        41,258       $0.88  to  $0.88       $36,252         0.08%      0.90%   to  0.90%       (19.54%)   to  (19.54%)
2007        10,554       $1.09  to  $1.09       $11,525         6.97%      0.90%   to  0.90%         1.71%    to    1.71%
2006           489       $1.07  to  $1.07          $525         6.47%      0.90%   to  0.90%         7.02%    to    7.02%
2005            23       $1.00  to  $1.00           $24         6.10%      0.90%   to  0.90%         0.76%(4) to    0.76%(4)
------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO, CL 3
2009        11,364       $1.73  to  $1.22       $13,984            --      0.45%   to  0.90%        70.03%(8) to   61.94%
2008         9,321       $0.75  to  $0.75        $7,004         0.02%      0.90%   to  0.90%       (45.34%)   to  (45.34%)
2007        11,572       $1.37  to  $1.37       $15,910         0.05%      0.90%   to  0.90%        12.72%    to   12.72%
2006        11,366       $1.22  to  $1.22       $13,862         0.27%      0.90%   to  0.90%        (0.96%)   to   (0.96%)
2005         4,303       $1.23  to  $1.23        $5,299            --      0.90%   to  0.90%         9.14%    to    9.14%
------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    85

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL, CL 3
2009         9,731       $1.52  to  $1.01        $9,887            --      0.45%   to  0.90%        49.83%(8) to   39.68%
2008         8,371       $0.72  to  $0.72        $6,031         0.00%      0.90%   to  0.90%       (45.60%)   to  (45.60%)
2007         4,303       $1.32  to  $1.32        $5,698         0.77%      0.90%   to  0.90%         9.36%    to    9.36%
2006         1,854       $1.21  to  $1.21        $2,245         1.05%      0.90%   to  0.90%        14.29%    to   14.29%
2005           111       $1.06  to  $1.06          $117         1.04%      0.90%   to  0.90%         6.04%(4) to    6.04%(4)
------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500, CL 3
2009        49,544       $1.37  to  $0.80       $40,715            --      0.45%   to  0.90%        36.77%(8) to   24.87%
2008        54,578       $0.64  to  $0.64       $35,061         0.08%      0.90%   to  0.90%       (37.66%)   to  (37.66%)
2007        65,036       $1.03  to  $1.03       $67,021         1.63%      0.90%   to  0.90%         4.07%    to    4.07%
2006        66,546       $0.99  to  $0.99       $65,895         1.45%      0.90%   to  0.90%        14.23%    to   14.23%
2005        67,699       $0.87  to  $0.87       $58,686         1.40%      0.90%   to  0.90%         3.47%    to    3.47%
------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION, CL 3
2009        47,727       $1.05  to  $1.30       $61,321         2.85%      0.45%   to  0.90%         4.67%(8) to    4.58%
2008        41,046       $1.06  to  $1.24       $50,877         0.14%      0.65%   to  0.90%        (3.27%)   to   (3.51%)
2007        43,231       $1.09  to  $1.29       $55,522         4.18%      0.65%   to  0.90%         4.64%    to    4.38%
2006        41,090       $1.05  to  $1.24       $50,474         3.80%      0.65%   to  0.90%         3.17%    to    2.91%
2005        39,025       $1.01  to  $1.20       $46,517         2.90%      0.65%   to  0.90%         0.92%    to    0.67%
------------------------------------------------------------------------------------------------------------------------

SEL VP GRO, CL 3
2009        97,663       $1.44  to  $0.45       $45,398            --      0.45%   to  0.90%        42.81%(8) to   35.76%
2008       268,527       $0.33  to  $0.33       $89,491         0.24%      0.90%   to  0.90%       (44.84%)   to  (44.84%)
2007       215,184       $0.60  to  $0.60      $130,021         1.00%      0.90%   to  0.90%         2.14%    to    2.14%
2006       171,986       $0.59  to  $0.59      $101,740         0.87%      0.90%   to  0.90%        10.09%    to   10.09%
2005       123,244       $0.54  to  $0.54       $66,228         0.40%      0.90%   to  0.90%         7.64%    to    7.64%
------------------------------------------------------------------------------------------------------------------------

SEL VP LG CAP VAL, CL 3
2009         1,542       $1.39  to  $0.90        $1,401            --      0.45%   to  0.90%        37.30%(8) to   25.00%
2008           707       $0.72  to  $0.72          $507         0.06%      0.90%   to  0.90%       (40.00%)   to  (40.00%)
2007           430       $1.19  to  $1.19          $514         1.54%      0.90%   to  0.90%        (1.35%)   to   (1.35%)
2006           206       $1.21  to  $1.21          $250         1.51%      0.90%   to  0.90%        18.00%    to   18.00%
2005             8       $1.03  to  $1.03            $8         3.03%      0.90%   to  0.90%         3.14%(4) to    3.14%(4)
------------------------------------------------------------------------------------------------------------------------

SEL VP SM CAP VAL, CL 3
2009        12,054       $1.53  to  $1.20       $14,607            --      0.45%   to  0.90%        52.13%(8) to   38.56%
2008        13,843       $0.87  to  $0.87       $12,010         0.00%      0.90%   to  0.90%       (39.15%)   to  (39.15%)
2007        19,240       $1.43  to  $1.43       $27,430         0.16%      0.90%   to  0.90%        (5.05%)   to   (5.05%)
2006        23,069       $1.50  to  $1.50       $34,637         0.04%      0.90%   to  0.90%        10.69%    to   10.69%
2005        23,710       $1.36  to  $1.36       $32,162            --      0.90%   to  0.90%         3.89%    to    3.89%
------------------------------------------------------------------------------------------------------------------------

THDL VP EMER MKTS, CL 3
2009        39,714       $1.94  to  $2.32       $91,267         0.36%      0.45%   to  0.90%        93.74%(8) to   72.52%
2008        45,673       $1.34  to  $1.34       $61,313         0.71%      0.90%   to  0.90%       (54.12%)   to  (54.12%)
2007        31,068       $2.93  to  $2.93       $90,908         0.59%      0.90%   to  0.90%        36.86%    to   36.86%
2006        26,416       $2.14  to  $2.14       $56,476         0.35%      0.90%   to  0.90%        32.71%    to   32.71%
2005        19,620       $1.61  to  $1.61       $31,607         0.19%      0.90%   to  0.90%        32.60%    to   32.60%
------------------------------------------------------------------------------------------------------------------------

THDL VP INTL OPP, CL 3
2009       136,197       $1.43  to  $0.84      $117,038         1.56%      0.45%   to  0.90%        44.19%(8) to   26.40%
2008       167,808       $0.67  to  $0.67      $111,637         2.32%      0.90%   to  0.90%       (40.97%)   to  (40.97%)
2007       222,332       $1.13  to  $1.13      $250,572         0.99%      0.90%   to  0.90%        11.66%    to   11.66%
2006       247,038       $1.01  to  $1.01      $249,332         1.93%      0.90%   to  0.90%        23.06%    to   23.06%
2005       265,962       $0.82  to  $0.82      $218,125         1.40%      0.90%   to  0.90%        12.85%    to   12.85%
------------------------------------------------------------------------------------------------------------------------



 86    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2009        29,475       $1.58  to  $2.09       $60,287            --      0.45%   to  0.90%        55.77%(8) to   44.05%
2008        35,765       $1.45  to  $1.45       $51,851         0.79%      0.90%   to  0.90%       (44.16%)   to  (44.16%)
2007        51,180       $2.60  to  $2.60      $132,886         2.16%      0.90%   to  0.90%        (5.66%)   to   (5.66%)
2006        58,081       $2.75  to  $2.75      $159,858         1.32%      0.90%   to  0.90%        14.75%    to   14.75%
2005        59,381       $2.40  to  $2.40      $142,433         1.33%      0.90%   to  0.90%        13.60%    to   13.60%
------------------------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2009        60,211       $1.44  to  $0.74       $45,309         4.57%      0.45%   to  0.90%        43.00%(8) to   27.26%
2008        63,397       $0.58  to  $0.58       $36,850         1.42%      0.90%   to  0.90%       (36.38%)   to  (36.38%)
2007        12,704       $0.91  to  $0.91       $11,606            --      0.90%   to  0.90%        (8.81%)(6)to   (8.81%)(6)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2009        34,566       $1.65  to  $0.67       $23,757         0.02%      0.45%   to  0.90%        63.94%(8) to   40.15%
2008        39,824       $0.48  to  $0.48       $19,086         2.84%      0.90%   to  0.90%       (44.84%)   to  (44.84%)
2007         4,908       $0.87  to  $0.87        $4,265         0.27%      0.90%   to  0.90%       (12.27%)(6)to  (12.27%)(6)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2009         4,621       $1.67  to  $0.89        $4,215            --      0.45%   to  0.90%        65.91%(8) to   55.95%
2008         3,367       $0.57  to  $0.57        $1,928         0.85%      0.90%   to  0.90%       (47.29%)   to  (47.29%)
2007           867       $1.09  to  $1.09          $942            --      0.90%   to  0.90%         8.39%(6) to    8.39%(6)
2006            --          --         --            --            --         --          --           --             --
2005            --          --         --            --            --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------

WANGER INTL
2009        94,689       $1.61  to  $1.42      $135,404         3.80%      0.45%   to  0.90%        62.34%(8) to   48.44%
2008       113,596       $0.96  to  $0.96      $108,909         0.97%      0.90%   to  0.90%       (46.09%)   to  (46.09%)
2007       110,580       $1.78  to  $1.78      $196,656         0.82%      0.90%   to  0.90%        15.26%    to   15.26%
2006       103,943       $1.54  to  $1.54      $160,371         0.51%      0.90%   to  0.90%        35.93%    to   35.93%
2005        87,137       $1.14  to  $1.14       $98,902         0.90%      0.90%   to  0.90%        20.44%    to   20.44%
------------------------------------------------------------------------------------------------------------------------

WANGER USA
2009        71,519       $1.52  to  $1.66      $118,385            --      0.45%   to  0.90%        51.36%(8) to   40.95%
2008        73,536       $1.18  to  $1.18       $86,627            --      0.90%   to  0.90%       (40.23%)   to  (40.23%)
2007        80,677       $1.97  to  $1.97      $158,998            --      0.90%   to  0.90%         4.44%    to    4.44%
2006        83,149       $1.89  to  $1.89      $156,905         0.22%      0.90%   to  0.90%         6.91%    to    6.91%
2005        73,417       $1.77  to  $1.77      $129,586            --      0.90%   to  0.90%        10.26%    to   10.26%
------------------------------------------------------------------------------------------------------------------------

WF ADV VT INDEX ASSET ALLOC
2009         3,367       $1.15  to  $1.15        $3,878         2.05%      0.90%   to  0.90%        14.42%    to   14.42%
2008         3,655       $1.01  to  $1.01        $3,680         2.40%      0.90%   to  0.90%       (29.75%)   to  (29.75%)
2007         4,473       $1.43  to  $1.43        $6,411         2.29%      0.90%   to  0.90%         6.63%    to    6.63%
2006         4,011       $1.34  to  $1.34        $5,390         2.47%      0.90%   to  0.90%        11.14%    to   11.14%
2005         2,353       $1.21  to  $1.21        $2,846         2.23%      0.90%   to  0.90%         4.05%    to    4.05%
------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2009         1,063       $1.01  to  $1.01        $1,078         3.10%      0.90%   to  0.90%        11.65%    to   11.65%
2008         1,052       $0.91  to  $0.91          $955         1.98%      0.90%   to  0.90%       (43.92%)   to  (43.92%)
2007         1,143       $1.62  to  $1.62        $1,850         0.01%      0.90%   to  0.90%        11.65%    to   11.65%
2006           961       $1.45  to  $1.45        $1,393         1.93%      0.90%   to  0.90%        19.73%    to   19.73%
2005           746       $1.21  to  $1.21          $903         2.27%      0.90%   to  0.90%         8.69%    to    8.69%
------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    87

                                                                            FOR THE YEAR ENDED DEC. 31
                            AT DEC. 31                    --------------------------------------------------------------
          ----------------------------------------------                     EXPENSE RATIO
            UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO                TOTAL RETURN
            (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)           LOWEST TO HIGHEST(3)
          --------------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2009         2,163       $1.56  to  $1.32        $2,849            --      0.45%   to  0.90%        55.37%(8) to   46.41%
2008         2,051       $0.90  to  $0.90        $1,844         1.92%      0.90%   to  0.90%       (40.64%)   to  (40.64%)
2007         2,303       $1.51  to  $1.51        $3,487         0.62%      0.90%   to  0.90%         5.67%    to    5.67%
2006         2,414       $1.43  to  $1.43        $3,459            --      0.90%   to  0.90%        11.22%    to   11.22%
2005         2,084       $1.29  to  $1.29        $2,685            --      0.90%   to  0.90%         6.84%    to    6.84%
------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
2009         6,818       $1.71  to  $1.47       $10,069            --      0.45%   to  0.90%        70.90%(8) to   51.27%
2008         5,442       $0.97  to  $0.97        $5,287            --      0.90%   to  0.90%       (41.95%)   to  (41.95%)
2007         4,798       $1.67  to  $1.67        $8,030            --      0.90%   to  0.90%        12.79%    to   12.79%
2006         3,212       $1.48  to  $1.48        $4,766            --      0.90%   to  0.90%        21.66%    to   21.66%
2005         1,729       $1.22  to  $1.22        $2,109            --      0.90%   to  0.90%         5.29%    to    5.29%
------------------------------------------------------------------------------------------------------------------------





   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.


   (2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.


   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.


   (4) New subaccount operations commenced on Aug. 30, 2005.


   (5) New subaccount operations commenced on April 28, 2006.


   (6) New subaccount operations commenced on June 11, 2007.


   (7) New subaccount operations commenced on May 1, 2008.


   (8) New subaccount operations commenced on Jan. 23, 2009.


   (9) New subaccount operations commenced on Feb. 13, 2009.



 88    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2009 and 2008, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. Also, in 2008, the Company adopted new accounting guidance related to the measurement of fair value and in 2007, the Company adopted new guidance related to the accounting for uncertainty in income taxes as well as new guidance related to accounting for deferred acquisition costs in connection with modifications or exchanges of insurance and annuity contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 23, 2010

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2009          2008

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2009, $25,142;
  2008, $19,452)                                                          $25,999       $18,070
  Common and preferred stocks, at fair value (cost: 2009 and 2008,
  $30)                                                                         23            16
Commercial mortgage loans, at cost (less allowance for loan losses:
2009, $30; 2008, $17)                                                       2,532         2,737
Policy loans                                                                  715           722
Trading securities and other investments                                      310           452
-------------------------------------------------------------------------------------------------
    Total investments                                                      29,579        21,997

Cash and cash equivalents                                                     811         3,307
Restricted cash                                                               184            --
Reinsurance recoverables                                                    1,688         1,592
Deferred income taxes, net                                                     63           599
Other receivables                                                             332           102
Accrued investment income                                                     303           239
Deferred acquisition costs                                                  4,285         4,324
Deferred sales inducement costs                                               524           518
Other assets                                                                  936         2,658
Separate account assets                                                    54,267        41,787
-------------------------------------------------------------------------------------------------
    Total assets                                                          $92,972       $77,123
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                    $30,383       $28,753
Policy claims and other policyholders' funds                                  123           172
Line of credit with Ameriprise Financial, Inc.                                300            --
Other liabilities                                                           1,955         2,672
Separate account liabilities                                               54,267        41,787
-------------------------------------------------------------------------------------------------
    Total liabilities                                                      87,028        73,384
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,445         2,116
Retained earnings                                                           3,114         2,336
Accumulated other comprehensive income (loss), net of tax                     382          (716)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                              5,944         3,739
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                            $92,972       $77,123
=================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

REVENUES
Premiums                                                          $  450        $  438        $  439
Net investment income                                              1,526         1,252         1,424
Policy and contract charges                                        1,156         1,352         1,217
Other revenues                                                       233           255           255
Net realized investment gains (losses)                                59          (442)           61
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,424         2,855         3,396
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                     841           673           760
Interest credited to fixed accounts                                  903           790           847
Amortization of deferred acquisition costs                           145           861           470
Separation costs                                                      --            --            97
Other insurance and operating expenses                               550           649           735
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    2,439         2,973         2,909
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                                 985          (118)          487
Income tax provision (benefit)                                       245          (189)           53
-------------------------------------------------------------------------------------------------------
    Net income                                                    $  740        $   71        $  434
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains (losses):
  Net realized investment gains before impairment losses on
  securities                                                      $  121
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (53)
  Portion of loss recognized in other comprehensive income            (9)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains (losses)                                                     (62)
-------------------------------------------------------------------------------------------------------
Net realized investment gains (losses)                            $   59
=======================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                       $    740       $    71       $   434
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Capitalization of deferred acquisition and deferred sales
  inducement costs                                                   (640)         (674)         (823)
  Amortization of deferred acquisition and deferred sales
  inducement costs                                                    155           982           523
  Depreciation, amortization and accretion, net                       (68)           61            71
  Deferred income tax (benefit) expense                               (81)         (234)           83
  Contractholder and policyholder charges, non-cash                  (259)         (248)         (206)
  Net realized investment gains                                      (135)           (7)          (44)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses          76           449           (17)
Change in operating assets and liabilities:
  Trading securities and equity method investments, net               136          (110)          166
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 282           308           275
  Policy claims and other policyholders' funds                        (49)           81             2
  Reinsurance recoverables                                            (96)         (302)         (153)
  Other receivables                                                    (5)           20           (28)
  Accrued investment income                                           (64)           14            49
  Derivatives collateral, net                                      (1,928)        1,591           242
  Other assets and liabilities, net                                   670            23          (226)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                (1,266)        2,025           348
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               5,215           246         3,020
  Maturities, sinking fund payments and calls                       3,486         2,510         1,908
  Purchases                                                       (13,696)       (1,684)         (677)
Proceeds from sales and maturities of commercial mortgage
loans                                                                 279           263           424
Funding of commercial mortgage loans                                 (104)         (110)         (504)
Proceeds from sales of other investments                               43            19            49
Purchases of other investments                                        (11)         (140)           --
Change in policy loans, net                                             7           (25)          (47)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                (4,781)        1,079         4,173
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           4,863         2,913         1,093
  Net transfers from (to) separate accounts                           195            91           (50)
  Surrenders and other benefits                                    (1,923)       (2,931)       (3,838)
Proceeds from line of credit with Ameriprise Financial, Inc.          500            --            --
Deferred premium options, net                                         (82)          (77)           (8)
Tax adjustment on share-based incentive compensation plan              (2)            2             2
Cash dividend to Ameriprise Financial, Inc.                            --          (775)         (900)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                 3,551          (777)       (3,701)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents               (2,496)        2,327           820
Cash and cash equivalents at beginning of year                      3,307           980           160
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                         $    811       $ 3,307       $   980
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid (received), net                              $     72       $   168       $    (4)
  Interest paid on borrowings                                           1            --            --
Non-cash transactions:
  Capital contributions from Ameriprise Financial, Inc.          $    331       $   322       $     8


See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2009
(IN MILLIONS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2007                      $ 3         $2,021        $3,788          $ (209)        $5,603
Change in accounting principles, net of
tax                                               --             --          (134)             --           (134)
Comprehensive income:
  Net income                                      --             --           434              --            434
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --              52             52
    Change in net unrealized derivative
    losses                                        --             --            --               1              1
                                                                                                       ------------
Total comprehensive income                                                                                   487
Tax adjustment on share-based incentive
compensation plan                                 --              2            --              --              2
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (900)             --           (900)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --              8            --              --              8
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                    $ 3         $2,031        $3,188          $ (156)        $5,066
Change in accounting principles, net of
tax                                               --             --           (30)             --            (30)
Comprehensive income:
  Net income                                      --             --            71              --             71
  Other comprehensive income (loss), net
  of tax:
    Change in net unrealized securities
    losses                                        --             --            --            (562)          (562)
    Change in net unrealized derivative
    losses                                        --             --            --               2              2
                                                                                                       ------------
Total comprehensive loss                                                                                    (489)
Tax adjustment on share-based incentive
compensation plan                                 --              2            --              --              2
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (775)             --           (775)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             83            --              --             83
Non-cash dividend to Ameriprise Financial,
Inc.                                              --             --          (118)             --           (118)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                    $ 3         $2,116        $2,336          $ (716)        $3,739
Change in accounting principles, net of
tax                                               --             --            38             (38)            --
Comprehensive income:
  Net income                                      --             --           740              --            740
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --           1,109          1,109
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              23             23
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,876
Tax adjustment on share-based incentive
compensation plan                                 --             (2)           --              --             (2)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --            331            --              --            331
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2009                    $ 3         $2,445        $3,114          $  382         $5,944
===================================================================================================================




See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Company is a stock life insurance company with one wholly owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2008, Ameriprise Financial contributed all of the issued and outstanding shares of RiverSource Tax Advantaged Investments, Inc. ("RTA") to RiverSource Life Insurance Company. RTA is domiciled in Delaware and is a limited partner in affordable housing partnership investments.

RiverSource Life Insurance Company and its subsidiaries are referred to collectively in these notes as "RiverSource Life".

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Through 2007, RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. The separation from American Express was completed in 2007.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. RiverSource Life issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and its wholly owned subsidiaries, RiverSource Life of NY and RTA.

RiverSource Life evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through February 23, 2010, the date the financial statements were issued.

RECLASSIFICATIONS
The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

regulatory authorities as described in Note 13. Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the first quarter of 2009, RiverSource Life reclassified reinsurance allowances for coinsurance contracts for traditional life and long term care insurance from premiums to other insurance and operating expenses to net with the associated expenses.

The following table shows the impact of the reclassification of the reinsurance allowances made to RiverSource Life's previously reported Consolidated Statements of Income.

                                                         YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                  2008                        2007
                                                       ------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
(IN MILLIONS)                                            REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                  $  481        $  438        $  485        $  439
Net investment income                                      1,252         1,252         1,424         1,424
Policy and contract charges                                1,352         1,352         1,217         1,217
Other revenue                                                255           255           255           255
Net realized investment gain                                (442)         (442)           61            61
-------------------------------------------------------------------------------------------------------------
  Total revenues                                           2,898         2,855         3,442         3,396
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses             673           673           760           760
Interest credited to fixed accounts                          790           790           847           847
Amortization of deferred acquisition costs                   861           861           470           470
Separation costs                                              --            --            97            97
Other insurance and operating expenses                       692           649           781           735
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                              3,016         2,973         2,955         2,909
-------------------------------------------------------------------------------------------------------------
Pretax income                                               (118)         (118)          487           487
Income tax provision                                        (189)         (189)           53            53
-------------------------------------------------------------------------------------------------------------
  NET INCOME                                              $   71        $   71        $  434        $  434
=============================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships, except for immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments that are not reported at fair value as Available-for-Sale or trading securities are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence.

Generally, a VIE is a corporation, partnership, trust or any other legal structure that either does not have equity investors with substantive voting rights or has equity investors that do not provide sufficient financial resources for the entity to support its activities. To determine whether RiverSource Life must consolidate a VIE, it analyzes the design of the VIE to identify the variable interests it holds. Then RiverSource Life quantitatively determines whether its variable interests will absorb a majority of the VIE's variability. If RiverSource Life determines it will absorb a majority of the VIE's expected variability, RiverSource Life consolidates the VIE and is referred to as the primary beneficiary. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE.

All material intercompany transactions and balances between and among RiverSource Life and its subsidiaries have been eliminated in consolidation.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

Effective January 1, 2009, RiverSource Life early adopted an accounting standard that significantly changed RiverSource Life's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, RiverSource Life assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not RiverSource Life will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and RiverSource Life must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and RiverSource Life does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, RiverSource Life separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a significant increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). RiverSource Life's Consolidated Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

RiverSource Life provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income
(loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and
(ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, RiverSource Life does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that RiverSource Life will be required to sell the security before recovery of its amortized cost basis. RiverSource Life believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors RiverSource Life considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and RiverSource Life's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), RiverSource Life also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments.


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Based upon these factors, securities that have indicators of potential other-
than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management. For the year ended December 31, 2009, certain non-agency residential mortgage backed securities were deemed other-than-temporarily impaired. Generally, the credit loss component for the non-agency residential mortgage backed securities is determined as the amount the amortized cost basis exceeds the present value of the projected cash flows expected to be collected. Significant inputs considered in these projections are consistent with the factors considered in assessing potential other-than-temporary impairment for these investments. Current contractual interest rates considered in these cash flow projections are used to calculate the discount rate used to determine the present value of the expected cash flows.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is primarily based on RiverSource Life's past loan loss experience, known and inherent risks in the portfolio, composition of the loan portfolio, current economic conditions, and other relevant factors. Loans in this portfolio are generally smaller balance and homogeneous in nature and accordingly RiverSource Life follows accounting guidance on contingencies when establishing necessary reserves for losses inherent in the portfolio. For larger balance or restructured loans that are collateral dependent, the allowance is based on the fair value of collateral. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

Trading Securities and Other Investments
Included in trading securities and other investments are separate account and mutual fund seed money, equity method investments, trading bonds, interests in affordable housing partnerships and below investment grade syndicated bank loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. Affordable housing partnerships are accounted for under the equity method. Below investment grade syndicated bank loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2009 and 2008 was $184 million and nil, respectively, consisting of cash that is pledged to counterparties.

REINSURANCE
RiverSource Life cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premium, net of the change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

LAND, BUILDINGS, EQUIPMENT AND SOFTWARE
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. RiverSource Life generally uses the straight-line method of depreciation and


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amortization over periods ranging from three to 30 years. During 2009,
RiverSource Life received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial.

At December 31, 2009 and 2008, land, buildings, equipment and software were $190 million and $43 million, respectively, net of accumulated depreciation of $52 million and $9 million, respectively. Depreciation and amortization expense for the years ended December 31, 2009, 2008 and 2007 was $8 million, $5 million and $1 million, respectively.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 11 for information regarding RiverSource Life's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. RiverSource Life occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

RiverSource Life's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as of the hedged risk within the corresponding hedged assets, liabilities or firm commitments, are recognized in current earnings. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

See Note 15 for information regarding the impact of derivatives on the Consolidated Statements of Income.

Derivative instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

The equity component of equity indexed annuity obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the equity indexed annuity embedded derivatives is reflected in the interest credited to fixed accounts. The changes in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represents the cost of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are


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significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC is amortized over time. For annuity and universal life ("UL") contracts, DAC is amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC is generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying these long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life typically uses a five-year mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2009, management continued to follow the mean reversion process, decreasing near-term equity asset growth rates to reflect the positive market. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

RiverSource Life monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact RiverSource Life's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.


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SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2009, depending on year of issue, with an average rate of approximately 5.7%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.


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Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2009, with an average rate of 4.7%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2009, with an average rate of 4.1%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2009, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated interest rates for LTC policy reserves can vary by plan and year and ranged from 5.8% to 9.4% at December 31, 2009.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
RiverSource Life's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans, other investments and cash and cash equivalents; the changes in fair value of trading securities and certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses primarily include expenses allocated to RiverSource Life from its parent, Ameriprise Financial, for RiverSource Life's share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs.


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INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from various taxing jurisdictions in connection with its operations. RiverSource Life provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the consolidated financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

RiverSource Life is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Accounting and Reporting for Decreases in Ownership of a Subsidiary
In January 2010, the Financial Accounting Standards Board ("FASB") updated the accounting standards to clarify the accounting and disclosure requirements for changes in the ownership percentage of a subsidiary. The additional disclosures primarily relate to instances when a subsidiary is deconsolidated or a group of assets is derecognized. The additional disclosures primarily relate to fair value considerations, the parent's involvement with the deconsolidated entity and related party considerations. The standard is effective for the first interim or annual reporting period ending after December 15, 2009. RiverSource Life adopted the standard in the fourth quarter of 2009. The adoption did not have any effect on RiverSource Life's consolidated financial condition and results of operations.

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)
In September 2009, the FASB updated the accounting standards to allow for net asset value ("NAV") to be used as a practical expedient in estimating the fair value of alternative investments without readily determinable fair values. The standard also requires additional disclosure by major category of investment related to restrictions on the investor's ability to redeem the investment as of the measurement date, unfunded commitments and the investment strategies of the investees. The disclosures are required for all investments within the scope of the standard regardless of whether the fair value of the investment is measured using the NAV or another method. The standard is effective for interim and annual periods ending after December 15, 2009, with early adoption permitted. RiverSource Life adopted the standard in the fourth quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

Measuring Liabilities at Fair Value
In August 2009, the FASB updated the accounting standards to provide additional guidance on estimating the fair value of a liability. The standard is effective for the first reporting period, including interim periods, beginning after issuance. RiverSource Life adopted the standard in the fourth quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

The Hierarchy of GAAP
In June 2009, the FASB established the FASB Accounting Standards Codification(TM) ("Codification") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.


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Subsequent Events
In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard also requires the disclosure of the date through which subsequent events were evaluated. The standard is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. RiverSource Life adopted the standard in the second quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

Fair Value
In April 2009, the FASB updated the accounting standards to provide guidance on estimating the fair value of a financial asset or liability when the trade volume and level of activity for the asset or liability have significantly decreased relative to historical levels. The standard requires entities to disclose the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, debt and equity securities as defined by GAAP shall be disclosed by major category. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009, and is to be applied prospectively. RiverSource Life early adopted the standard in the first quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. RiverSource Life adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $30 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, RiverSource Life recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price RiverSource Life would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the fair value of RiverSource Life's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk, and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $4 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life not fulfilling these liabilities. As RiverSource Life's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Recognition and Presentation of Other-Than-Temporary Impairments
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income (loss) when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income (loss). RiverSource Life adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $38 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for RiverSource Life's required disclosures.

Disclosures about Derivative Instruments and Hedging Activities
In March 2008, the FASB updated the accounting standards for disclosures about derivative instruments and hedging activities. The standard intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance, and cash flows. The standard requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. The standard is effective for fiscal years and

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life applied the new disclosure requirements in the first quarter of 2009. See Note 15 for the required disclosures.

Noncontrolling Interests in Consolidated Financial Statements
In December 2007, the FASB updated the accounting standards for noncontrolling interests in consolidated financial statements to establish the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. The standard requires noncontrolling (minority) interests to be classified as equity (instead of as a liability) within the Consolidated Balance Sheets, and net income (loss) attributable to both the parent and the noncontrolling interests to be disclosed on the face of the Consolidated Statements of Income. The standard is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of the standard are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life adopted the new standard as of January 1, 2009 and there was no impact on its consolidated financial condition and results of operations.

Uncertainty in Income Taxes
In June 2006, the FASB updated the accounting standards related to uncertainty in income taxes. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted the standard as of January 1, 2007. The effect of adopting the standard on RiverSource Life's consolidated financial condition and results of operations was not material.

DAC Costs in Connection With Modifications or Exchanges of Insurance Contracts In September 2005, the accounting standards related to DAC in connection with modifications or exchanges of insurance contracts were updated. The standard provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life adopted the standard resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting the standard, RiverSource Life recorded as a cumulative change in accounting principle $206 million, reducing DAC by $204 million, DSIC by $11 million and liabilities for future policy benefits by $9 million. The after-tax decrease to retained earnings for these changes was $134 million.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosure about fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presenting activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures about the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. RiverSource Life will adopt the standard in the first quarter of 2010 except for the additional disclosures related to the Level 3 rollforward, which RiverSource Life will adopt in the first quarter of 2011. The adoption of the standard will not impact RiverSource Life's consolidated financial condition and results of operations.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in VIEs. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. RiverSource Life does not expect the adoption to have a material effect on its consolidated financial condition and results of operations.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR       NON-CREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,245       $  855         $(106)       $14,994        $  1
Residential mortgage backed securities               5,249          185          (238)         5,196         (41)
Commercial mortgage backed securities                3,874          182           (16)         4,040          --
Asset backed securities                                877           32           (29)           880          --
State and municipal obligations                        647           12           (46)           613          --
U.S. government and agencies obligations               152            7            (1)           158          --
Foreign government bonds and obligations                94           14            (1)           107          --
Other structured investments                             4            7            --             11           7
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            25,142        1,294          (437)        25,999         (33)
Common and preferred stocks                             30           --            (7)            23          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $25,172       $1,294         $(444)       $26,022        $(33)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income, which starting January 1, 2009, were not included in earnings. Amount includes unrealized gains and losses on impaired securities subsequent to the impairment date. These amounts are included in gross unrealized gains and losses at December 31, 2009.

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN MILLIONS)                    COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,030        $ 86         $(1,123)      $10,993
Residential mortgage backed securities                      3,697          59            (220)        3,536
Commercial mortgage backed securities                       2,582          35            (174)        2,443
Asset backed securities                                       682           4             (60)          626
State and municipal obligations                               164           1             (20)          145
U.S. government and agencies obligations                      200          11              --           211
Foreign government bonds and obligations                       95          16              (4)          107
Other structured investments                                    2           7              --             9
-------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                   19,452         219          (1,601)       18,070
Common and preferred stocks                                    30          --             (14)           16
-------------------------------------------------------------------------------------------------------------
  Total                                                   $19,482        $219         $(1,615)      $18,086
=============================================================================================================



At December 31, 2009 and 2008, fixed maturity securities comprised approximately 88% and 82%, respectively, of RiverSource Life's total investments. These securities were rated by Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"), except for approximately $1.1 billion of securities at both December 31, 2009 and 2008, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's, S&P and Fitch. Ratings on fixed maturity securities are presented using the median of ratings from Moody's, S&P and Fitch. If only two of the ratings are available, the lower rating is used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2009                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 9,194       $ 9,520          37%        $ 7,038       $ 6,779          38%
AA                                           1,081         1,084           4           1,071         1,017           6
A                                            4,182         4,326          17           4,132         3,883          21
BBB                                          9,276         9,826          38           5,901         5,388          30
Below investment grade                       1,409         1,243           4           1,310         1,003           5
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $25,142       $25,999         100%        $19,452       $18,070         100%
==========================================================================================================================



At December 31, 2009 and 2008, approximately 19% and 44%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 133         $1,088         $(18)          165         $1,313         $ (88)         298
Residential mortgage
  backed securities           43          1,184          (34)           68            363          (204)         111
Commercial mortgage
  backed securities           33            353           (4)           26            297           (12)          59
Asset backed
  securities                   7             70           (1)           18             87           (28)          25
State and municipal
  obligations                 32            232           (9)            2             99           (37)          34
U.S. government and
  agencies
  obligations                  2             89           (1)           --             --            --            2
Foreign government
  bonds and
  obligations                 --             --           --             2              4            (1)           2
Other structured
  investments                 --             --           --             2             --            --            2
Common and preferred
  stock                       --             --           --             2             23            (7)           2
------------------------------------------------------------------------------------------------------------------------
  Total                      250         $3,016         $(67)          285         $2,186         $(377)         535
========================================================================================================================

                             DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $2,401         $(106)
Residential mortgage
  backed securities         1,547          (238)
Commercial mortgage
  backed securities           650           (16)
Asset backed
  securities                  157           (29)
State and municipal
  obligations                 331           (46)
U.S. government and
  agencies
  obligations                  89            (1)
Foreign government
  bonds and
  obligations                   4            (1)
Other structured
  investments                  --            --
Common and preferred
  stock                        23            (7)
--------------------------------------------------
  Total                    $5,202         $(444)
==================================================





                                                                DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 312         $5,086         $(372)         221         $3,309        $  (751)        533
Residential mortgage
  backed securities           34            305           (85)          52            466           (135)         86
Commercial mortgage
  backed securities           26            387           (23)          54            867           (151)         80
Asset backed
  securities                  17            187           (31)          15            124            (29)         32
State and municipal
  obligations                  2             17            (1)           2             78            (19)          4
U.S. government and
  agencies
  obligations                 --             --            --            1             11             --           1
Foreign government
  bonds and
  obligations                  7             20            (4)          --             --             --           7
Other structured
  investments                 --             --            --            2             --             --           2
Common and preferred
  stock                       --             --            --            2             16            (14)          2
------------------------------------------------------------------------------------------------------------------------
  Total                      398         $6,002         $(516)         349         $4,871        $(1,099)        747
========================================================================================================================

                             DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $ 8,395       $(1,123)
Residential mortgage
  backed securities            771          (220)
Commercial mortgage
  backed securities          1,254          (174)
Asset backed
  securities                   311           (60)
State and municipal
  obligations                   95           (20)
U.S. government and
  agencies
  obligations                   11            --
Foreign government
  bonds and
  obligations                   20            (4)
Other structured
  investments                   --            --
Common and preferred
  stock                         16           (14)
--------------------------------------------------
  Total                    $10,873       $(1,615)
==================================================



As part of RiverSource Life's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in credit spreads across sectors. The primary driver of lower unrealized losses in 2009 compared to 2008 was the tightening of credit spreads across sectors, partially offset by higher interest rates. In addition, a portion of the decrease in unrealized losses was offset by an increase due to the adoption of a new accounting standard effective January 1, 2009. RiverSource Life recorded a cumulative effect increase to the amortized cost of previously other-than-temporarily impaired investments that increased the gross unrealized losses on Available-for-Sale securities by $64 million. This impact is due to the impairment of Available-for-Sale securities recognized in other comprehensive income (loss) previously recognized through earnings for factors other than credit.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income (loss):

                                                                                    (IN
                                                                                 MILLIONS)
-------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other comprehensive
  income                                                                           $102
Additional amount related to credit losses for which an other-than-temporary
  impairment was not previously recognized                                            7
Reductions for securities sold during the period (realized)                         (58)
Additional increases to the amount related to credit losses for which an
  other-than-temporary impairment was previously recognized                          31
-------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31, 2009 for which a portion of other-than-temporary impairment was recognized in
  other comprehensive income                                                       $ 82
===========================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities; and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates. As a result of the adoption of a new accounting standard effective January 1, 2009, net unrealized investment gains (losses) arising during the period also includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period. Additionally, reclassification of (gains) losses included in net income contains noncredit other-than-temporary impairment losses that were previously unrealized, but have been recognized in current period net income due to their reclassification as credit losses.

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                         COMPREHEN-
                                                                                         SIVE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             INVESTMENT                  INVESTMENT
                                                                GAINS       DEFERRED        GAINS
(IN MILLIONS)                                                 (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2007                                     $  (258)       $  90        $  (168)
  Net unrealized investment gains arising during the
     period                                                        103          (36)            67
  Reclassification of gains included in net income                 (39)          14            (25)
  Impact on DAC, DSIC and benefit reserves                          15           (5)            10
----------------------------------------------------------------------------------------------------
Balance at December 31, 2007                                   $  (179)       $  63        $  (116)
  Net unrealized investment losses arising during the
     period                                                     (1,598)         559         (1,039)
  Reclassification of losses included in net income                431         (151)           280
  Impact on DAC, DSIC and benefit reserves                         303         (106)           197
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                   $(1,043)       $ 365        $  (678)
  Cumulative effect of accounting change                           (58)(1)       20            (38)
  Net unrealized investment gains arising during the
     period                                                      2,378         (832)         1,546
  Reclassification of gains included in net income                 (73)          26            (47)
  Impact on DAC, DSIC, benefit reserves and reinsurance
     recoverables                                                 (566)         199           (367)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                   $   638        $(222)       $   416(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009, net of DAC and DSIC amortization and certain benefit reserves. See Note 3 for additional information on the adoption impact.

(2) At December 31, 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Investment Gains included $(16) million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                         $185          $  13         $ 64
Gross realized investment losses from sales                         (50)            (6)         (20)
Other-than-temporary impairments related to credit                  (62)          (440)          (4)


The $62 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2009 were related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The $440 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2008 primarily to credit losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $4 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2007 related to corporate debt securities in the publishing and home building industries.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Available-for-Sale securities by contractual maturity at December 31, 2009 were as follows:

                                                                         AMORTIZED
(IN MILLIONS)                                                              COST       FAIR VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $   738       $   751
Due after one year through five years                                       6,638         6,862
Due after five years through 10 years                                       4,786         5,062
Due after 10 years                                                          2,976         3,197
-------------------------------------------------------------------------------------------------
                                                                           15,138        15,872
-------------------------------------------------------------------------------------------------
Residential mortgage backed securities                                      5,249         5,196
Commercial mortgage backed securities                                       3,874         4,040
Asset backed securities                                                       877           880
Other structured investments                                                    4            11
Common and preferred stocks                                                    30            23
-------------------------------------------------------------------------------------------------
  Total                                                                   $25,172       $26,022
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments are not due at a single maturity date. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

At December 31, 2009 and 2008, bonds carried at $7 million and $6 million, respectively, were on deposit with various states as required by law.

Commercial Mortgage Loans, Net
The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                 $2,562        $2,754
Less: allowance for loan losses                                              (30)          (17)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                            $2,532        $2,737
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.

The balances of and changes in the allowance for loan losses were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                                $17           $16          $ 37
Provision for loan losses                                            14             1           (21)
Foreclosures, write-offs and loan sales                              (1)           --            --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                              $30           $17          $ 16
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
(IN MILLIONS)                                                     2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. region:
  Atlantic                                                $  835          $13         $  880          $ 3
  North Central                                              538           16            629           10
  Pacific                                                    487           13            463           20
  Mountain                                                   296           --            319           10
  South Central                                              248            8            287           --
  New England                                                158           --            176           --
-------------------------------------------------------------------------------------------------------------
                                                           2,562           50          2,754           43
Less: allowance for loan losses                              (30)          --            (17)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,532          $50         $2,737          $43
=============================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
(IN MILLIONS)                                                     2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. property type:
  Shopping centers and retail                             $  842          $16         $  869          $23
  Office buildings                                           702            6            777           18
  Industrial buildings                                       468           12            485            2
  Apartments                                                 340           --            383           --
  Hotels and motels                                           61           --             76           --
  Mixed use                                                   46           --             50           --
  Medical buildings                                           28           16             32           --
  Other                                                       75           --             82           --
-------------------------------------------------------------------------------------------------------------
                                                           2,562           50          2,754           43
Less: allowance for loan losses                              (30)          --            (17)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,532          $50         $2,737          $43
=============================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2009 and 2008 approximate fair value.

Below Investment Grade Syndicated Bank Loans, Net
The following is a summary of below investment grade syndicated bank loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Below investment grade syndicated bank loans                               $228          $260
Less: allowance for loan losses                                             (12)          (12)
-------------------------------------------------------------------------------------------------
Net below investment grade syndicated bank loans                           $216          $248
=================================================================================================



Below investment grade syndicated bank loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

Trading Securities
Net recognized gains (losses) related to trading securities held at December 31, 2009, 2008 and 2007 were nil, $9 million and $(2) million, respectively.

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,371        $1,043        $1,187
Income on commercial mortgage loans                                  160           173           173
Trading securities and other investments                              35            55            82
-------------------------------------------------------------------------------------------------------
                                                                   1,566         1,271         1,442
Less: investment expenses                                            (40)          (19)          (18)
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,526        $1,252        $1,424
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                   $ 73          $(433)         $40
Commercial mortgage loans                                           (13)            (1)          --
Trading securities and other investments                             (1)            (8)          --
Reduction in the allowance for loan losses                           --             --           21
-------------------------------------------------------------------------------------------------------
  Total                                                            $ 59          $(442)         $61
=======================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

5. VARIABLE INTEREST ENTITIES

RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA's maximum exposure to loss as a result of its investment in the affordable housing partnerships is limited to the carrying values. The carrying values are reflected in trading securities and other investments and were $28 million and $54 million as of December 31, 2009 and 2008, respectively. RTA has no obligation to provide further financial or other support to the affordable housing partnerships nor has it provided any additional support to the affordable housing partnerships. RiverSource Life had no liabilities recorded as of December 31, 2009 and 2008 related to the affordable housing partnerships.

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2009, 2008 and 2007, RiverSource Life completed the annual detailed review of valuation assumptions of its products. In addition, during the third quarter of 2008, RiverSource Life converted to a new industry standard valuation system that provides enhanced modeling capabilities.

The total pretax impacts on RiverSource Life's assets and liabilities attributable to the review of valuation assumptions during the third quarter of 2009, 2008 and 2007 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                                           FUTURE
BALANCE SHEET IMPACT             REINSURANCE                                  OTHER        POLICY         OTHER
DEBIT (CREDIT) (IN MILLIONS)    RECOVERABLES       DAC          DSIC         ASSETS       BENEFITS     LIABILITIES      TOTAL
--------------------------------------------------------------------------------------------------------------------------------
2009 period                         $(65)         $119           $ 9           $--          $ 71           $--          $134
2008 period                           92           (81)           (6)            1            95             5           106
2007 period                           (2)          (16)            3            --           (15)           --           (30)


The total pretax impacts on RiverSource Life's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2009, 2008 and 2007 and the valuation system conversion for the year ended December 31, 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX                                                  CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN MILLIONS)            PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2009 period                                  $--          $(65)         $ 80          $119           $--          $134
2008 period                                    2            95            89           (81)            1           106
2007 period                                   --            (2)          (12)          (16)           --           (30)


The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,324        $4,334        $4,321
Cumulative effect of accounting change                                --            36          (204)
Capitalization of acquisition costs                                  558           587           699
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (264)         (780)         (454)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          119           (81)          (16)
Impact of change in net unrealized securities losses (gains)        (452)          228           (12)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,285        $4,324        $4,334
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $518          $ 511         $452
Cumulative effect of accounting change                               --              9          (11)
Capitalization of sales inducements costs                            82             87          124
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (19)          (115)         (56)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           9             (6)           3
Impact of change in net unrealized securities losses (gains)        (66)            32           (1)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $524          $ 518         $511
=======================================================================================================



RiverSource Life adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

Effective January 1, 2008, RiverSource Life adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $36 million and $9 million to DAC and DSIC, respectively. See Note 3 for additional information regarding RiverSource Life's adoption of fair value accounting standards.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Effective January 1, 2007, RiverSource Life adopted a new accounting standard related to DAC in connection with modifications or exchanges of insurance contracts and recorded as a cumulative change in accounting principle a pretax reduction of $204 million and $11 million to DAC and DSIC, respectively.

7. REINSURANCE

Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life began reinsuring risks at this level during 2001 (2002 for RiverSource Life of NY) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life is $1.5 million (increased from $750,000 during 2008) on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life (and RiverSource Life of NY for 1996 and later issues) retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. ("Genworth").

Generally, RiverSource Life retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. RiverSource Life retains all risk for new claims on DI contracts sold on other policy forms. RiverSource Life also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

In addition, RiverSource Life assumes life insurance and fixed annuity risk under reinsurance arrangements with unaffiliated insurance companies.

At December 31, 2009 and 2008, traditional life and universal life insurance in force aggregated $192.8 billion and $192.3 billion, respectively, of which $131.2 billion and $127.6 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under its DI and LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 721         $ 641         $ 628
Reinsurance ceded                                                   (271)         (203)         (189)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 450         $ 438         $ 439
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $62 million, $61 million and $57 million of reinsurance ceded for the years ended December 31, 2009, 2008 and 2007, respectively.

Reinsurance recovered from reinsurers was $167 million, $142 million and $126 million for the years ended December 31, 2009, 2008 and 2007, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $1.3 billion and $1.2 billion related to LTC risk ceded to Genworth as of December 31, 2009 and 2008, respectively. Included in future policy benefits is $667 million and $689 million related to assumed reinsurance arrangements as of December 31, 2009 and 2008, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $16,558       $14,058
Equity indexed annuities accumulated host values                              159           228
Equity indexed annuities embedded derivatives                                   9            16
Variable annuities fixed sub-accounts                                       6,127         5,623
Variable annuity GMWB                                                         204         1,471
Variable annuity GMAB                                                         100           367
Other variable annuity guarantees                                              12            67
-------------------------------------------------------------------------------------------------
  Total annuities                                                          23,169        21,830
VUL/ UL insurance                                                           2,595         2,526
Other life, DI and LTC insurance                                            4,619         4,397
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             30,383        28,753
Policy claims and other policyholders' funds                                  123           172
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $30,506       $28,925
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $48,982       $37,657
VUL insurance variable sub-accounts                                         5,239         4,091
Other insurance variable sub-accounts                                          46            39
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                      $54,267       $41,787
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. RiverSource Life may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2009 and 2008, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 15 for additional information regarding RiverSource Life's derivative instruments. In 2007, RiverSource Life discontinued new sales of equity indexed annuities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding RiverSource Life's variable annuity guarantees. RiverSource Life does not currently hedge its risk under the GGU and GMIB provisions. During the third quarter of 2009, RiverSource Life entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written previously in 2009. The total value of variable annuity contracts with GMWB riders increased from $12.7 billion at December 31, 2008 to $19.2 billion at December 31, 2009. The total value of variable annuity contracts with GMAB riders increased from $2.0 billion at December 31, 2008 to $2.9 billion at December 31, 2009. The total value of variable annuity contracts with GMDB riders increased from $42.2 billion at December 31, 2008 to $53.7 billion at December 31, 2009, of which $5.2 billion have corresponding hedges. See Note 15 for additional information regarding derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions. See
Note 2 and Note 8 for additional information regarding the liabilities related to variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. RiverSource Life has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

RiverSource Life has GMWB riders in force with the following provisions:

- withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- withdrawals at a specified rate per year for joint contractholders while either is alive. Once withdrawals begin, the contractholder's funds are moved to one of three less aggressive asset allocation models (of the five that are available prior to withdrawal).

- withdrawals based on performance of the contract or issue age. On some contracts, credits are applied annually for the first ten years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by RiverSource Life provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table provides information related to variable annuity guarantees for which RiverSource Life has established additional liabilities:

                                                        DECEMBER 31, 2009                            DECEMBER 31, 2008
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                      WEIGHTED                      CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET          AVERAGE         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT        ATTAINED       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)         AGE           VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of Premium                    $30,938        $28,415        $  974           61           $22,249        $20,153
  Six-Year Reset                        13,886         11,197           926           61            12,719         10,063
  One-Year Ratchet                       7,081          6,400           873           63             5,770          5,061
  Five-Year Ratchet                      1,256          1,171            38           59               951            888
  Other                                    582            542            98           67               471            429
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $53,743        $47,725        $2,909           61           $42,160        $36,594
===========================================================================================================================
GGU DEATH BENEFIT                      $   853        $   775        $   70           63           $   699        $   619
GMIB                                   $   628        $   582        $  126           63           $   567        $   511
GMWB:
  GMWB                                 $ 4,196        $ 4,067        $  454           64           $ 3,513        $ 3,409
  GMWB for life                         14,988         14,333           795           63             9,194          8,764
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $19,184        $18,400        $1,249           63           $12,707        $12,173
===========================================================================================================================
GMAB                                   $ 2,926        $ 2,853        $  153           56           $ 2,006        $ 1,937
                                         DECEMBER 31, 2008
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of Premium                    $ 4,873          61
  Six-Year Reset                         2,802          61
  One-Year Ratchet                       2,163          62
  Five-Year Ratchet                        199          59
  Other                                    192          66
---------------------------------------------------------------
    Total -- GMDB                      $10,229          61
===============================================================
GGU DEATH BENEFIT                      $    65          63
GMIB                                   $   245          63
GMWB:
  GMWB                                 $ 1,312          63
  GMWB for life                          2,704          63
---------------------------------------------------------------
    Total -- GMWB                      $ 4,016          63
===============================================================
GMAB                                   $   608          56


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008                $ 24           $ 3         $   136        $  33          $ 4
Incurred claims                                       58            10           1,335          334            6
Paid claims                                          (27)           (1)             --           --           (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008                55            12           1,471          367            7
Incurred claims                                       12            (5)         (1,267)        (267)           8
Paid claims                                          (61)           (1)             --           --           --
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009              $  6           $ 6         $   204        $ 100          $15
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $29,379       $21,899
  Bond                                                                     16,537        12,135
  Other                                                                     2,889         3,463
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $48,805       $37,497
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

10. LINES OF CREDIT

In July 2009, RiverSource Life Insurance Company, as the borrower, entered into a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the new agreement is established by reference to LIBOR plus 28 basis points. Amounts borrowed may be repaid at any time with no prepayment penalty. As of December 31, 2009, the outstanding balance under this credit line was $300 million which was repaid in full with payments in January and February 2010.

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR. There were no amounts outstanding on this line of credit at December 31, 2009 and 2008.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

In September 2008, RiverSource Life, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life's statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 28 basis points. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2009 and 2008.

RiverSource Life had a collateral loan agreement with Ameriprise Financial aggregating up to $75 million which expired on October 31, 2008.

11. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
RiverSource Life categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. RiverSource Life's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities.

Through RiverSource Life's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include: pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life considers market observable yields for other asset classes it considers to be of similar risk which includes nonperformance and liquidity for individual

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


securities to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Derivatives
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that are used by RiverSource Life to hedge its exposure to market risk related to certain variable annuity riders are classified as Level 3. RiverSource Life settled these derivatives in the second quarter of 2009 and has not entered into any additional structured derivatives since then.

LIABILITIES

Embedded Derivatives

VARIABLE ANNUITY RIDERS -- GMAB AND GMWB
RiverSource Life values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk, and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

EQUITY INDEXED ANNUITIES
RiverSource Life uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its equity indexed annuities. The inputs to these calculations are primarily market observable. As a result, these measurements are classified as Level 2. The embedded derivative liability attributable to the provisions of RiverSource Life's equity indexed annuities is recorded in future policy benefits.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                            $--         $13,755       $1,239        $14,994
       Residential mortgage backed securities                --           2,424        2,772          5,196
       Commercial mortgage backed securities                 --           3,968           72          4,040
       Asset backed securities                               --             665          215            880
       State and municipal obligations                       --             613           --            613
       U.S. government and agencies obligations              11             147           --            158
       Foreign government bonds and obligations              --             107           --            107
       Other structured investments                          --              --           11             11
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                              11          21,679        4,309         25,999
  Common and preferred stocks                                --              23           --             23
  Trading securities                                         --              36           --             36
  Cash equivalents                                            2             801           --            803
  Other assets                                               --             615           --            615
  Separate account assets                                    --          54,267           --         54,267
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $13         $77,421       $4,309        $81,743
=============================================================================================================

Liabilities
  Future policy benefits                                    $--         $     9       $  299        $   308
  Other liabilities                                          --             757           --            757
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $--         $   766       $  299        $ 1,065
=============================================================================================================




                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                           $ --         $ 9,907       $1,086        $10,993
       Residential mortgage backed securities                --           3,016          520          3,536
       Commercial mortgage backed securities                 --           2,440            3          2,443
       Asset backed securities                               --             531           95            626
       State and municipal obligations                       --             145           --            145
       U.S. government and agencies obligations              21             190           --            211
       Foreign government bonds and obligations              --             107           --            107
       Other structured investments                          --              --            9              9
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                              21          16,336        1,713         18,070
  Common and preferred stocks                                --              16           --             16
  Trading securities                                         70              77           --            147
  Cash equivalents                                          432           2,861           --          3,293
  Other assets                                               --           2,238          200          2,438
  Separate account assets                                    --          41,787           --         41,787
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                 $523         $63,315       $1,913        $65,751
=============================================================================================================

Liabilities
  Future policy benefits                                   $ --         $    16       $1,832        $ 1,848
  Other liabilities                                          --             645           --            645
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                            $ --         $   661       $1,832        $ 2,493
=============================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET       COMPREHEN-   SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2009         INCOME      SIVE INCOME       NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities             $ 1,086       $   --         $194         $   20         $(61)        $1,239
     Residential mortgage backed
     securities                                520           65          156          2,031           --          2,772
     Commercial mortgage backed
     securities                                  3           --            8             61           --             72
     Asset backed securities                    95            7           10            112           (9)           215
     Other structured investments                9            2           --             --           --             11
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                           1,713           74(1)       368          2,224          (70)(3)      4,309

Other assets                                   200          (37)(2)       --           (163)          --             --
Future policy benefits                      (1,832)       1,611(2)        --            (78)          --           (299)


(1) Represents a $7 million loss included in net realized investment gains (losses) and a $81 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents securities with a fair value of $79 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service net of a security with a fair value of $9 million that was transferred to Level 3 as the fair value of the security is now based on broker quotes.

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET       COMPREHEN-   SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2008         INCOME       SIVE LOSS        NET         LEVEL 3        2008
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities             $1,271        $   (30)       $(152)        $  (3)        $ --         $ 1,086
     Residential mortgage backed
     securities                               417           (144)        (134)          162          219             520
     Commercial mortgage backed
     securities                                 5             --           --            (2)          --               3
     Asset backed securities                  115              1          (24)            3           --              95
     Other structured investments               2              4            6            (3)          --               9
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          1,810           (169)(1)     (304)          157          219(3)        1,713

Other assets                                  280            149(2)        --          (229)          --             200
Future policy benefits                       (158)        (1,611)(2)       --           (63)          --          (1,832)
Other liabilities                              --             (9)(2)       --             9           --              --


(1) Represents a $176 million loss included in net realized investment gains (losses) and a $7 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31 for the year then ended:

                                                          2009                                      2008
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN MILLIONS)                              INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities               $--          $ --         $   --          $--          $ (29)       $    --
     Residential mortgage backed
     securities                               80           (31)            --            2           (146)            --
     Asset backed securities                   1            --             --            1             --             --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                            81           (31)            --            3           (175)            --

Other assets                                  --            --             --           --             --            126
Future policy benefits                        --            --          1,582           --             --         (1,608)


During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,532       $ 2,519       $ 2,737       $ 2,506
  Policy loans                                                715           790           722           779
  Other investments                                           226           245           248           202
  Restricted cash                                             184           184            --            --

FINANCIAL LIABILITIES
  Future policy benefits                                  $15,540       $15,657       $13,116       $12,418
  Separate account liabilities                                406           406           386           386
  Line of credit with Ameriprise Financial                    300           300            --            --


Commercial mortgage loans, net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life's estimate of the amount recoverable on the loan.

Policy loans
The fair value of policy loans is determined using discounted cash flows.

Other investments
Other investments primarily consist of syndicated loans. The fair value of syndicated loans is obtained from a nationally-recognized pricing service.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to RiverSource Life and does not transfer to third party market participants, therefore, the carrying value amount is a reasonable estimate of fair value.

Future policy benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, equity indexed annuity host contracts

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate account liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

Line of credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for RiverSource Life's nonperformance risk specific to this liability. Due to the short-term nature of the line of credit, the carrying value is an approximation of the fair value.

12. RELATED PARTY TRANSACTIONS

RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity contractholders and variable life insurance policyholders. RiverSource Life provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2009, 2008 and 2007, RiverSource Life received $87 million, $101 million and $97 million, respectively, from RiverSource Investments, LLC for these services.

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life's share of the total net periodic pension cost was $2 million in 2009, and $1 million in both 2008 and 2007.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $3 million in 2009, 2008 and 2007.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were $2 million, nil and $3 million in 2009, 2008 and 2007, respectively.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2009, 2008 and 2007 was nil, $1 million and $2 million, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life for use of joint facilities, technology support, marketing services and other services aggregated $580 million, $673 million and $909 million for 2009, 2008 and 2007, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

Dividends paid and received were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                         $--          $775          $900
Cash dividends paid to RiverSource Life Insurance Company
from RiverSource Life of NY                                          --            77            83
Cash dividend paid to RiverSource Life Insurance Company from
RTA                                                                  22            --            --
Non-cash dividend paid to Ameriprise Financial from RTA              --           118            --


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 13 for additional information.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

During 2008, RiverSource Life received a non-cash capital contribution of $83 million comprised of below investment grade syndicated bank loans from Ameriprise Financial. In addition, RiverSource Life Insurance Company received a $239 million contribution from Ameriprise Financial, consisting of all the issued and outstanding shares of RTA.

During 2009, RiverSource Life Insurance Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial. As part of the transaction, RiverSource Life Insurance Company entered into an agreement to lease the buildings to Ameriprise Financial. In addition, RiverSource Life Insurance Company received a non-cash capital contribution of $200 million consisting of a reduction of the outstanding balance due to Ameriprise Financial under a line of credit. See Note 10 for more information on RiverSource Life's lines of credit.

There were no amounts included in other liabilities at December 31, 2009 and 2008 payable to Ameriprise Financial for federal income taxes.

During 2009, RiverSource Life sold corporate bonds of $27 million to Ameriprise Financial and recognized a gain of $9 million.

13. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $433 million and $173 million as of December 31, 2009 and 2008, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $1,793        $(1,184)      $  523
Statutory net income (loss)(1)                                     1,887         (1,407)         555
Statutory capital and surplus                                      3,371          2,529        2,820


(1) An increase in statutory reserves for variable annuity guaranteed benefits contributed significantly to the loss in 2008, but was substantially offset by unrealized gains on derivatives which are not included in the statutory income statement, but recorded directly to surplus. These impacts were substantially reversed in 2009.

14. INCOME TAXES

RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $325          $  42         $(30)
  State                                                               1              3           --
-------------------------------------------------------------------------------------------------------
     Total current income tax                                       326             45          (30)
Deferred income tax
  Federal                                                           (80)          (236)          83
  State                                                              (1)             2           --
-------------------------------------------------------------------------------------------------------
     Total deferred income tax                                      (81)          (234)          83
-------------------------------------------------------------------------------------------------------
Total income tax provision (benefit)                               $245          $(189)        $ 53
=======================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2009          2008          2007
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%          35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (7.2)          56.6         (10.9)
  State taxes, net of federal benefit                                --           (3.7)           --
  Low income housing credit                                        (2.0)          27.9          (7.0)
  Foreign tax credit, net of addback                               (1.0)          15.3          (2.3)
  Taxes applicable to prior years                                   0.1           29.2          (4.0)
  Other, net                                                         --           (0.2)           --
-------------------------------------------------------------------------------------------------------
Income tax provision                                               24.9%         160.1%         10.8%
=======================================================================================================



RiverSource Life's effective tax rate was 24.9% and 160.1% for the years ended December 31, 2009 and 2008, respectively. The decrease in the effective tax rate is primarily due to pretax income for 2009 compared to a pretax loss in relation to a net tax benefit for 2008. RiverSource Life's effective tax rate for 2008 included a $39 million tax benefit related to changes in the status of current audits.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,390        $1,744
  Investment related                                                         163            --
  Net unrealized losses on Available-for-Sale securities and
  derivatives                                                                 --           399
  Net operating loss and tax credit carryforwards                            185           159
  Other                                                                       --            44
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,738         2,346

Deferred income tax liabilities:
  DAC                                                                      1,264         1,168
  Investment related                                                          --           398
  Net unrealized gains on Available-for-Sale securities                      203            --
  DSIC                                                                       193           181
  Other                                                                       15            --
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      1,675         1,747
-------------------------------------------------------------------------------------------------
Net deferred income tax assets                                            $   63        $  599
=================================================================================================



RiverSource Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, (i) future taxable income exclusive of reversing temporary differences and carryforwards, (ii) future reversals of existing taxable temporary differences, (iii) taxable income in prior carryback years, and (iv) tax planning strategies.

Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2009 and 2008.

Additionally, RiverSource Life has tax benefits related to net operating loss carryforwards of $16 million which expire beginning December 31, 2025 as well as tax credit carryforwards of $149 million which expire beginning December 31, 2025.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $(89)         $  97         $ 73
Additions (reductions) based on tax positions related to the
current year                                                          1           (165)          34
Additions for tax positions of prior years                           18             38           16
Reductions for tax positions of prior years                          (7)           (59)         (26)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $(77)         $ (89)        $ 97
=======================================================================================================



If recognized, approximately $49 million, $30 million and $49 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2009, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life recognized a net reduction of $1 million, $14 million and $11 million in interest and penalties for the year ended December 31, 2009, 2008 and 2007, respectively. At December 31, 2009 and 2008, RiverSource Life had a receivable of $16 million and $15 million, respectively, related to accrued interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return completed its field examination of the RiverSource Life's income tax returns for 1997 through 2002 during 2008 and completed its field examination of 2003 through 2004 in the third quarter of 2009. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life's U.S. income tax returns for 2005 through 2007, which is expected to be completed in 2010. RiverSource Life or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2006.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life receives. Management believes that it is likely that any such regulations would apply prospectively only. Additionally, included in the Administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies' separate accounts, which if enacted could significantly reduce the DRD tax benefits RiverSource Life receives, prospectively, beginning in 2011. For the year ended December 31, 2009, RiverSource Life recorded a benefit of approximately $62 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010.

The items comprising other comprehensive income (loss) are presented net of the following income tax provision (benefit) amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $166          $(302)         $28
Net unrealized derivative gains                                       2              2           --
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $168          $(300)         $28
=======================================================================================================



15. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable RiverSource Life to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life primarily enters into derivative agreements for risk management purposes related to RiverSource Life's products and operations.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

RiverSource Life uses derivatives as economic hedges and occasionally holds derivatives designated for hedge accounting. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives, by type of derivative and product at December 31, 2009:

                                                BALANCE                           BALANCE
DERIVATIVES NOT DESIGNATED AS HEDGING            SHEET                             SHEET
INSTRUMENTS                                    LOCATION           ASSET          LOCATION         LIABILITY
------------------------------------------------------------------------------------------------------------
                                                                   (IN                               (IN
                                                                MILLIONS)                         MILLIONS)
INTEREST RATE CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets         $176         liabilities         $  280

EQUITY CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets          437         liabilities            474
                                                                               Other
  GMDB                                                              --         liabilities              2
  Equity indexed annuities                   Other assets            2                                 --
                                                                               Future
  Equity indexed annuities embedded                                            policy
  derivatives                                                       --         benefits                 9

OTHER
                                                                               Future
                                                                               policy
  GMWB and GMAB embedded derivatives(1)                             --         benefits               299
------------------------------------------------------------------------------------------------------------
       Total                                                      $615                             $1,064
============================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate primarily based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding RiverSource Life's fair value measurement of derivative instruments.

Derivatives Not Designated as Hedges
The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the year ended December 31, 2009:

                                                   LOCATION OF         AMOUNT OF
                                                   GAIN (LOSS)        GAIN (LOSS)
                                                       ON                 ON
                                                   DERIVATIVES        DERIVATIVES
DERIVATIVES NOT DESIGNATED AS HEDGING              RECOGNIZED         RECOGNIZED
INSTRUMENTS                                         IN INCOME          IN INCOME
---------------------------------------------------------------------------------
                                                                          (IN
                                                                       MILLIONS)
INTEREST RATE CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses              $  (435)

EQUITY CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses               (1,310)
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMDB                                            expenses                  (10)
                                                  Interest
                                                  credited to
                                                  fixed
  Equity indexed annuities                        accounts                    4
                                                  Interest
                                                  credited to
                                                  fixed
  Equity indexed annuities embedded derivatives   accounts                    7

OTHER
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB embedded derivatives              expenses                1,533
---------------------------------------------------------------------------------
     Total                                                              $  (211)
=================================================================================



RiverSource Life holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to various RiverSource Life products and transactions.

The majority of RiverSource Life's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options, total return swaps, interest rate swaptions and interest rate swaps. In the third quarter of 2009, RiverSource Life entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written previously in 2009. At December 31, 2009, the gross notional amount of these contracts was $38.7 billion and $77 million for RiverSource Life's GMWB and GMAB provisions and GMDB provisions, respectively. The premium associated with certain of the above options is paid or received semi-annually over the life of the option contract.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of the payments RiverSource Life is scheduled to make and receive for these options:

                                                                         PREMIUMS      PREMIUMS
(IN MILLIONS)                                                             PAYABLE     RECEIVABLE
-------------------------------------------------------------------------------------------------
2010                                                                       $189           $5
2011                                                                        181            4
2012                                                                        160            3
2013                                                                        143            2
2014                                                                        118            1
2015-2024                                                                   410            4


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

Equity indexed annuities have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by RiverSource Life related to equity indexed annuities products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life enters into index options and occasionally enters into futures contracts. The gross notional amount of these derivative contracts was $129 million at December 31, 2009.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the equity indexed annuity product obligations is also considered an embedded derivative. As captured in the tables above, embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As noted above, RiverSource Life uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CASH FLOW HEDGES
RiverSource Life has amounts classified in accumulated other comprehensive income (loss) related to gains and losses associated with the effective portion of previously designated cash flow hedges. RiverSource Life reclassifies these amounts into income as the forecasted transactions impact earnings. During the year ended December 31, 2009, RiverSource Life held no derivatives that were designated as cash flow hedges.

The following is a summary of unrealized derivatives gains (losses) included in accumulated other comprehensive income (loss) related to cash flow hedges:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at January 1                     $(38)         $(40)         $(41)
Unrealized derivative losses arising during the period               --            (1)           (1)
Reclassification of realized gains(1)                                 6             5             2
Income tax provision (benefit)                                       (2)           (2)           --
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at December 31                   $(34)         $(38)         $(40)
=======================================================================================================



(1) Gain reclassified from Accumulated Other Comprehensive to Net Investment Income on Consolidated Statements of Income.

At December 31, 2009, RiverSource Life expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately. No hedge relationships were discontinued during the years ended December 31, 2009, 2008 and 2007 due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2009 and 2008, there were no amounts recognized in earnings on derivative transactions that were ineffective. For the year ended December 31, 2007, RiverSource Life recognized $2 million in net investment income related to ineffectiveness on its swaptions.

Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 9 years and relates to interest credited on forecasted fixed premium product sales.

CREDIT RISK
Credit risk associated with RiverSource Life's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, RiverSource Life has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

netting arrangements and collateral arrangements wherever practical. As of December 31, 2009, RiverSource Life held $88 million in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral RiverSource Life is obligated to return to counterparties. As of December 31, 2009, RiverSource Life had accepted additional collateral consisting of various securities with a fair market value of $22 million, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2009, RiverSource Life's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $53 million.

Certain of RiverSource Life's derivative instruments contain provisions that adjust the level of collateral RiverSource Life is required to post based on RiverSource Life's financial strength rating (or based on the debt rating of RiverSource Life's parent, Ameriprise Financial). Additionally, certain of RiverSource Life's derivative contracts contain provisions that allow the counterparty to terminate the contract if RiverSource Life does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, RiverSource Life's counterparty could require immediate settlement of any net liability position. At December 31, 2009, the aggregate fair value of all derivative instruments containing such credit risk features was $296 million. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2009 was $269 million. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2009 were triggered, the additional fair value of assets needed to settle these derivative liabilities would have been $27 million.

16. COMMITMENTS AND CONTINGENCIES

At December 31, 2009 and 2008, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings. See Note 4 for additional information.

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2009, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

S-6333 H (4/10)

PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as
Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994, filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(a)(4) Board Resolution for establishment of 41 subaccounts dated April 25, 2000, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(a)(5) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(a)(6) Board Resolution for establishment of 81 subaccounts dated August 30, 2005, filed electronically on or about April 26, 2006, as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(a)(7) Unanimous written consent of the Board of Directors in lieu of a meeting for IDS Life Insurance Company, adopted December 8, 2006, for the Re-designation of the Separate Accounts to Reflect Entity

Consolidation and Rebranding filed electronically as Exhibit 27(a)(7) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(8) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as
Exhibit 3.1 to Initial Registration Statement of Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy (SUCS) filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 19 on Form N-6 (33-62457) is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit
(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Treaty Number 1795 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated June 29, 2001, and identified as Treaty Number 1795, between IDS Life Insurance Company and reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Treaty Number 0094-2849 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Agreement Number 7125-1 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(6) Redacted copy of Addendum No. 1 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Number 7125-1 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(7) Redacted copy of Addendum No. 2 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Number 7125-1 filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(6) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Fund participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as
Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(8) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 26, 2006, as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 333-69777 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit
8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated May 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(17) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(19) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance

Co. of New York and RiverSource Distributors, Inc. filed electronically as
Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(20) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(21) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007, filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(22) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(23) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(24) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for Succession Select are filed electronically herewith.

(m)(2) Calculations of Illustrations for Succession Select 2008 Revisions are filed electronically herewith.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select is filed electronically herewith.

(o) Not applicable.

(p) Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 28, 2008, filed electronically as Exhibit (r)(1) with Post-Effective Amendment No. 37 to Registration Statement No. 33-69777 is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Company


Name                              Principal Business Address*   Position and Offices With Depositor
----                              ---------------------------  -------------------------------------
Gumer Cruz Alvero                                              Director and Executive
                                                               Vice President - Annuities

Richard Norman Bush                                            Senior Vice President - Corporate Tax

Bimal Gandhi                                                   Senior Vice President - Strategic
                                                               Transformation

Brian Joseph McGrane                                           Director, Executive Vice
                                                               President and Chief Financial Officer

Richard Thomas Moore                                           Secretary

Kevin Eugene Palmer                                            Director, Vice President and Chief
                                                               Actuary

Bridget Mary Sperl                                             Director, Executive Vice
                                                               President - Client Services

David Kent Stewart                                             Vice President and Controller

William Frederick "Ted" Truscott                               Director

John Robert Woerner                                            Chairman of the Board and President

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries and affiliates of Ameriprise Financial, Inc.

Name of Subsidiary and Jurisdiction of Incorporation

American Express Property Casualty Insurance Agency of Pennsylvania Inc. PA Ameriprise Advisor Capital, LLC DE
Ameriprise Bank, FSB NY
Ameriprise Capital Trust I DE
Ameriprise Capital Trust II DE
Ameriprise Capital Trust III DE
Ameriprise Capital Trust IV DE
Ameriprise Captive Insurance Company VT
Ameriprise Certificate Company DE
Investors Syndicate Development Corporation NV
Ameriprise Holdings, Inc. DE
Ameriprise India Private Limited India
Ameriprise Trust Company MN
AMPF Holding Corporation MI
Ameriprise Advisor Services, Inc. MI
Ameriprise Insurance Agency of Massachusetts, Inc. MA
American Enterprise Investment Services Inc. MN
Ameriprise Financial Services DE
AMPF Property Corporation MI
AMPF Realty Corporation MI
IDS Management Corporation MN
IDS Futures Corporation MN
IDS Property Casualty Insurance Company WI
Ameriprise Auto & Home Insurance Agency, Inc. WI
Ameriprise Insurance Company WI
RiverSource Distributors, Inc. DE
RiverSource Investments LLC MN
Advisory Capital Strategies Group Inc. MN
Boston Equity General Partner LLC DE
Kenwood Capital Management LLC DE
IDS Capital Holdings Inc MN
Inc. RiverSource CDO Seed Investment, LLC MN
J.& W. Seligman & Co., Inc. NY
RiverSource Fund Distributors, Inc. NY
RiverSource Services, Inc. NY
Seligman Asia Inc. NY
Seligman Focus Partners LLC NY
Seligman Health Partners LLC NY
Seligman Health Plus Partners LLC NY
Seligman Partners LLC NY
RiverSource Life Insurance Company MN
RiverSource Life Insurance Co. of New York NY
RiverSource NY REO, LLC NY
RiverSource REO 1, LLC MN
RiverSource Tax Advantaged Investments, Inc. DE
AEXP Affordable Housing LLC DE
RiverSource Service Corporation MN
Securities America Financial Corporation NE
Brecek & Young Advisors, Inc. CA
Brecek & Young Financial Services Group of Montana, Inc. MT
Brecek & Young Financial Group Insurance Agency of Texas, Inc. TX
Securities America, Inc. DE
Securities America Advisors, Inc. NE

Threadneedle Asset Management Holdings SARL Luxembourg
TAM Investment Ltd DE
TAM UK Holdings Limited UK
Threadneedle Asset Management (Australia) Pty Ltd Aus
Threadneedle International Investments GmbH Germany
Threadneedle Management Luxembourg S.A. Luxembourg
Threadneedle Portfolio Services Hong Kong Ltd HK
Threadneedle Asset Management Holdings Ltd.* UK
Cofund Holdings Ltd. (16.89%) UK
Threadneedle Asset Management Finance Ltd. UK
TMS Investment Ltd. (Jersey) (Minority) Channel Islands, Jersey
Threadneedle Asset Management Ltd. UK
Threadneedle Asset Management (Nominees) Ltd. UK
ADT Nominees Ltd UK
Convivo Asset Management Ltd. UK
Threadneedle Investment Advisors Ltd. UK
Threadneedle Portfolio Managers Ltd. UK
Sackville TIPP (GP) Ltd. UK
Threadneedle International Fund Management Ltd. UK
Threadneedle International Ltd. UK
Threadneedle Investment Services GMbH Germany
Threadneedle Investment Services Ltd. UK
Threadneedle Investments (Channel Islands) Ltd. Channel Islands, Jersey Threadneedle Investments North America LLC DE
Threadneedle Management Services Ltd. UK
Threadneedle Pension Trustees Ltd. UK
Threadneedle Property Services Ltd. UK
Threadneedle Rural Property Services Ltd. UK
Threadneedle Navigator ISA Manager Ltd. UK
Threadneedle Pensions Ltd. UK
Crockhamwell Road Management Ltd {75%} UK
Crossways Management Company Ltd (0.7%) UK
Redhouse Property Services Ltd. (6%) UK
Sackville (TPEN) [75%] UK
Severnside Distribution Park (Bristol) Management Ltd. (2.6%) UK
Threadneedle Portfolio Services Ltd. UK
Threadneedle Property Investments Ltd. UK
Axix 4/5 Management Ltd. (22.2%) UK
Cornbrash Park Management Company Ltd UK
Highcross (Slough) Management Ltd UK
Sackville Property (GP) Ltd. UK
Sackville Property (GP) Nominee 1 Ltd. UK
Sackville Property (GP) Nominee 2 Ltd. UK
Sackville SPF IV (GP) No. 1 Ltd UK
Sackville SPF IV Property (GP) No. 1 Ltd UK
Sackville SPF IV Property Nominee (1) Ltd. UK
Sackville SPF IV Property Nominee (2) Ltd. UK
Sackville Tandem Property (GP) Ltd. UK
Sackville Tandem Property Nominee Ltd. UK
Sackville TPEN Property (GP) Ltd. UK
Sackville TPEN Property Nominee Ltd.
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TSP Property (GP) Ltd. UK
Sackville TSP Property Nominee Ltd. UK
Threadneedle Unit Trust Manager Ltd. UK


Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Series Trust funds include the RiverSource Partners Variable Portfolio funds, RiverSource Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio fund of funds.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and
                                       Chief Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President -
                                       Strategic Transformation
Jeffrey McGregor                       President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and
                                       Chief Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474


(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                                 NET
                                 UNDERWRITING
NAME OF                          DISCOUNTS       COMPENSATION
PRINCIPAL                        AND             ON              BROKERAGE     OTHER
UNDERWRITER                      COMMISSIONS     REDEMPTION      COMMISSIONS   COMPENSATION
------------------------------   -------------   ------------    -----------   ------------
RiverSource Distributors, Inc.    $307,628,681        None           None           None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Company (previously IDS Life Insurance Company)) at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement Pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of April, 2010.

                                RiverSource Variable Life Separate Account
                                               (Registrant)

                                  By: RiverSource Life Insurance Company
                                               (Depositor)

                                    By /s/ John R. Woerner*
                                       ------------------------
                                       John R. Woerner
                                          Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2010.

/s/ Gumer C. Alvero*                   Director and Executive Vice
-----------------------------------      President - Annuities
    Gumer C. Alvero

/s/ Richard N. Bush*                   Senior Vice President -
-----------------------------------      Corporate Tax
    Richard N. Bush

/s/ Brian J. McGrane*                  Director, Executive Vice
-----------------------------------      President and Chief Financial
    Brian J. McGrane                     Officer

/s/ Kevin E. Palmer*                   Director, Vice President and
-----------------------------------      Chief Actuary
    Kevin E. Palmer

/s/ Bridget M. Sperl*                  Director and Executive Vice
-----------------------------------      President - Client Services
    Bridget M. Sperl

/s/ David K. Stewart*                  Vice President and Controller
-----------------------------------      (Principal Accounting Officer)
    David K. Stewart

/s/ William F. "Ted" Truscott*         Director
-----------------------------------
    William F. "Ted" Truscott

/s/ John R. Woerner*                   Chairman of the Board and
-----------------------------------      President
    John R. Woerner

* Signed pursuant to Power of Attorney dated October 22, 2008, filed electronically as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 333-69777, by:

/s/ Dixie Carroll
----------------------------------------
    Dixie Carroll
    Assistant General Counsel and
    Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 27
                     TO REGISTRATION STATEMENT NO. 33-62457

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A. Prospectus for:

RiverSource Succession Select (R) Variable Life Insurance

Part B.

Combined Statement of Additional Information and Financial Statements for RiverSource Variable Life Separate Account

Part C.

Other Information.

Signatures.

Exhibits.

                                  EXHIBIT INDEX

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1) Calculations of Illustrations for Succession Select.

(m)(2) Calculations of Illustrations for Succession Select 2008 Revision.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select.